Class ADV, S Shares | ING American Century Small-Mid Cap Value Portfolio

ING American Century Small-Mid Cap Value Portfolio

INVESTMENT OBJECTIVES

The Portfolio seeks long-term capital growth.
Income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING American Century Small-Mid Cap Value Portfolio		Class ADV	Class S
Management Fees	[1]	1.00%	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.10%	0.10%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	1.71%	1.46%
Waivers and Reimbursements	[1][3]	(0.26%)	(0.26%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.45%	1.20%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.52% and 1.27% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.08)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING American Century Small-Mid Cap Value Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	148	513	904	1,998
Class S	122	436	773	1,724

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 109% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The sub-adviser (“Sub-Adviser”) defines small-capitalization companies to include those with a market capitalization no larger than that of the largest company in the S&P SmallCap 600 Index or the Russell 2000® Index and mid-capitalization companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The Portfolio may invest up to 20% of its assets in companies outside these two capitalization ranges, measured at the time of purchase.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and its stock price has risen to, or is higher than, a level the Sub-Adviser believes more accurately reflects the company’s fair value. The Sub-Adviser uses a multi-capitalization approach under which one of its teams of portfolio managers focuses on investments in the securities of small-capitalization companies and the second focuses on selecting investments in securities of mid-capitalization companies for the Portfolio.

Equity securities include common stocks, preferred stocks, and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks, and stocks or stock index futures contracts.

The Portfolio may invest a portion of its assets in derivative instruments, including futures contracts, for cash management purposes. The Portfolio may also invest a portion of its assets in foreign securities, debt obligations of governments and their agencies, and other similar securities.

The Sub-Adviser may also sell stocks from the Portfolio’s investment portfolio if it believes: a stock no longer meets its valuation criteria; a stock’s risk parameters outweigh its return opportunity; more attractive alternatives are identified; or specific events alter a stock’s prospects.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 /3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.70% and Worst quarter: 4th, 2008, (20.37)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING American Century Small-Mid Cap Value Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(3.47%)	2.44%		6.63%		May 1, 2002
Class S		(3.16%)	2.71%		6.90%		May 1, 2002
Russell 2500TM Value Index	[1]	(3.36%)	(0.58%)		6.33%	[2]
S&P Small Cap 600/Citigroup Value Index	[1]	(1.38%)	0.12%		5.61%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Baron Growth Portfolio

ING Baron Growth Portfolio

(formerly, ING Baron Small Cap Growth Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Baron Growth Portfolio		Class ADV	Class S
Management Fees	[1]	0.85%	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.04%	0.04%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	1.50%	1.25%
Waivers and Reimbursements	[1][3]	none	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.50%	1.25%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.59% and 1.34% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive a portion of its service fee so that the Portfolio's Total Annual Portfolio Operating Expenses after Waivers and Reimbursements for Class S shares do not exceed 1.31% through May 1, 2013. There is no guarantee that the service fee waiver will continue after May 1, 2013. The service fee waiver will only renew if the distributor elects to renew it. Any fees waived pursuant to the service fee waiver shall not be eligible for recoupment.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Baron Growth Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	153	474	818	1,791
Class S	127	397	686	1,511

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-sized growth companies with market capitalizations of under $2.5 billion as measured at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio will not sell positions just because their market values have increased. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their original market capitalizations.

The Portfolio may invest up to 20% in foreign securities, including American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.43% and Worst quarter: 4th, 2008, (27.03)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Baron Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		1.89%	1.46%		7.24%		May 1, 2002
Class S		2.22%	1.73%		7.52%		May 1, 2002
Russell 2000 Growth Index	[1]	(2.91%)	2.09%		5.09%	[2]
Russell 2000 Index	[1]	(4.18%)	0.15%		5.29%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Columbia Small Cap Value II Portfolio

ING Columbia Small Cap Value II Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Columbia Small Cap Value II Portfolio		Class ADV	Class S
Management Fees	[1]	0.75%	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.05%	0.05%
Total Annual Portfolio Operating Expenses	[1]	1.40%	1.15%
Waivers and Reimbursements	[1][2]	none	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.40%	1.15%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.65% and 1.40% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.00)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Columbia Small Cap Value II Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	143	443	766	1,680
Class S	117	365	633	1,398

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index (which measures the performance of the small-cap value segment of the U.S. equity universe), at the time of purchase, that the sub-adviser (“Sub-Adviser”) believes are undervalued and have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The market capitalization of companies in the Russell 2000® Value Index as of December 31, 2011, ranged from $36.5 million and $3.7 billion.

The Portfolio may invest up to 20% of its total assets in foreign securities and depositary receipts. The Portfolio may invest in real estate investment trusts. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”); convertible securities; initial public offerings; and derivatives, including options on securities, options on stock indices, covered calls, secured put options, and over-the-counter options. The Portfolio may use derivatives to seek: to enhance its return; to protect against changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations; to protect its unrealized gains reflected in the value of its portfolio securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

The Sub-Adviser combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Portfolio. The management team considers, among other things: businesses that are believed to be fundamentally sound, attractively priced and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value (the Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); a company’s current operating margins relative to its historic range and future potential; and potential indicators of stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or anticipated improvements in macroeconomic factors. Additionally, the management team uses analytical tools to monitor the risk profile of the Portfolio.

The Sub-Adviser may sell a security when its price reaches a target set by the team, if the Sub-Adviser believes there is deterioration in the company’s financial circumstances or fundamental prospects, when the Sub-Adviser believes other investments are more attractive or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. If the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 21.34% and Worst quarter: 4th, 2008, (24.25)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Columbia Small Cap Value II Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(2.96%)	0.37%		0.37%		Dec 29, 2006
Class ADV Russell 2000 Value Index	[1]	(5.50%)	(1.87%)		(1.87%)	[2]
Class S		(2.69%)	0.63%		0.91%		May 1, 2006
Class S Russell 2000 Value Index	[1]	(5.50%)	(1.87%)		(0.23%)	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Davis New York Venture Portfolio

ING Davis New York Venture Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Davis New York Venture Portfolio		Class ADV	Class S
Management Fees	[1]	0.80%	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.06%	0.06%
Total Annual Portfolio Operating Expenses	[1]	1.46%	1.21%
Waivers and Reimbursements	[1][2]	(0.21%)	(0.21%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.25%	1.00%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.25% and 1.00% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Davis New York Venture Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	127	441	777	1,728
Class S	102	363	645	1,447

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value.

Over the years, the Sub-Adviser has developed a list of characteristics that it believes allow companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the Sub-Adviser searches for companies that demonstrate a majority or an appropriate mix of these characteristics: first class management; a proven track record, significant alignment of interest in business, and intelligent application of capital; strong financial condition and satisfactory profitability, a strong balance sheet, low cost structure, and high return on capital; and strong competitive positioning for the long term, non-obsolescent products/services, dominant or growing market share, and global presence and brand names.

The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The Sub-Adviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. The Portfolio historically has invested a significant portion of its assets in the financial services sector.

The Sub-Adviser will consider selling a company’s stock if the stock’s market price exceeds the Sub-Adviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s stock is no longer attractive.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Headline To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.57% and Worst quarter: 4th, 2008, (24.26)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Davis New York Venture Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class ADV		(4.92%)	(2.55%)	1.68%	Dec 10, 2001
Class S		(4.63%)	(2.30%)	1.93%	Dec 10, 2001
S&P 500 Index	[1]	2.11%	(0.25%)	2.92%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class ADV, S Shares | ING Global Bond Portfolio

ING Global Bond Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through a combination of current income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Global Bond Portfolio		Class ADV	Class S
Management Fees	[1]	0.50%	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.06%	0.06%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	1.17%	0.92%
Waivers and Reimbursements	[1][3]	(0.14%)	(0.14%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.03%	0.78%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.04% and 0.79% for Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee such that the net management fee will be equal to 0.40% through May 1, 2013. Last, the adviser is contractually obligated to further waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that these management fee waivers will continue after May 1, 2013. These management fee waivers will continue only if the adviser elects to renew them.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Global Bond Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	105	358	630	1,408
Class S	80	279	496	1,118

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 590% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy.

The Portfolio may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The Portfolio may hedge its exposure to securities denominated in foreign currencies. The Portfolio may also borrow money from banks and invest the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). This investment technique is known as “leveraging.”

The Portfolio invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB- by Standard & Poor’s Rating Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The Portfolio may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-related securities, asset-backed securities, other securitized and structured debt products, private placements, sovereign debt, and other investment companies.

The Portfolio may also invest up to 5% of its assets in bank loans and in a combination of floating rate secured loans (“Senior Loans”) and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the Portfolio may invest a portion of its assets in high-yield debt securities rated below investment grade, the Portfolio will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade. The dollar-weighted average portfolio duration of the Portfolio will generally range between two and nine years.

The Portfolio may use derivatives, including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and options, among others, to seek to enhance return, to seek to hedge some of the risks of its investments in fixed-income securities, or as a substitute for a position in an underlying asset. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The investment process focuses on allocating assets among various sectors of the global bond markets and buying bonds at a discount to their intrinsic value. The sub-adviser (“Sub-Adviser”) utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 11.03% and Worst quarter: 4th, 2008, (10.16)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Global Bond Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		3.26%	5.56%		5.25%		Nov 8, 2004
Class S		3.51%	5.81%		5.51%		Nov 8, 2004
BCGA Index	[1]	5.64%	6.46%		5.34%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Invesco Van Kampen Comstock Portfolio

ING Invesco Van Kampen Comstock Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Invesco Van Kampen Comstock Portfolio		Class ADV	Class S
Management Fees	[1]	0.60%	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.06%	0.06%
Total Annual Portfolio Operating Expenses	[1]	1.26%	1.01%
Waivers and Reimbursements	[1][2]	none	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.26%	1.01%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.31% and 1.06% of Class ADV and Class S shares, respectively, through May 1, 2013. There is no guarantee this obligation will continue after May 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.004)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Invesco Van Kampen Comstock Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	128	400	692	1,523
Class S	103	322	558	1,236

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio primarily invests in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. Additionally, the Portfolio may invest up to 15% of its assets in real estate investment trusts. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the sub-adviser (“Sub-Adviser”) to possess the potential for capital growth and income.

The Portfolio may invest up to 25% of its assets in securities of foreign issuers. The Portfolio may also invest in American Depositary Receipts without limitation and may purchase and sell certain derivative instruments, such as options, forward contracts, futures, and options on futures, for various portfolio management purposes including to seek to hedge against currency risk. The Portfolio generally holds up to 10% of its assets in high-quality short-term debt securities and investment-grade corporate debt securities in order to provide liquidity.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring, or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio’s style of investment presents a risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in companies of any market capitalization. The securities of medium- or small-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than larger companies. Thus, to the extent the Sub-Adviser invests in medium- and small-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in securities of larger companies.

Portfolio securities are typically sold when the Sub-Adviser’s assessment of the capital growth and income potential for such securities materially changes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.03% and Worst quarter: 4th, 2008, (23.26)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Invesco Van Kampen Comstock Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(2.32%)	(2.34%)		3.02%		May 1, 2002
Class S		(2.09%)	(2.10%)		3.29%		May 1, 2002
Russell 1000 Value Index	[1]	0.39%	(2.64%)		3.98%	[2]
S&P 500 Index	[1]	2.11%	(0.25%)		3.66%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Invesco Van Kampen Equity and Income Portfolio

ING Invesco Van Kampen Equity and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks total return, consisting of long-term capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Invesco Van Kampen Equity and Income Portfolio		Class ADV	Class S
Management Fees	[1]	0.55%	0.55%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.04%	0.04%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	1.20%	0.95%
Waivers and Reimbursements	[1][3]	(0.04%)	(0.04%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.16%	0.91%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.15% and 0.90% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Invesco Van Kampen Equity and Income Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	118	377	656	1,451
Class S	93	299	522	1,163

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy.

The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks, and convertible securities) and investment-grade quality debt securities. Investment-grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Services, Inc. or unrated securities determined by the sub-adviser (“Sub-Adviser”) to be of comparable quality. The composition of the Portfolio’s investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio’s investment objective.

The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that the Sub-Adviser believes offer the potential for income and long-term growth of capital. The Sub-Adviser seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio’s style of investment presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

The Portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio’s investment performance. In an effort to reduce the Portfolio’s overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Sub-Adviser focuses on large-capitalization companies, although the Portfolio may invest in companies of any size.

Portfolio securities are typically sold when the assessments of the Sub-Adviser of income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The Portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, structured notes and other types of structured investments, and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management, and mitigate risks.

The Portfolio may invest in collateralized mortgage obligations and commercial mortgage-backed securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities, debt instruments, and/or money market instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 16.70% and Worst quarter: 3rd, 2002, (17.59)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Invesco Van Kampen Equity and Income Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class ADV		(1.58%)	1.08%	3.14%	Dec 10, 2001
Class S		(1.33%)	1.32%	3.40%	Dec 10, 2001
Russell 1000 Value Index	[1]	0.39%	(2.64%)	3.89%
Barclays Capital U.S. Government/Credit Index	[1]	8.74%	6.55%	5.85%
60% Russell 1000 Value Index/40% Barclays Capital U.S. Government/Credit Index	[1]	4.04%	1.45%	5.07%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class ADV, S Shares | ING JPMorgan Mid Cap Value Portfolio

ING JPMorgan Mid Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth from capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING JPMorgan Mid Cap Value Portfolio		Class ADV	Class S
Management Fees	[1]	0.75%	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.06%	0.06%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	1.42%	1.17%
Waivers and Reimbursements	[1][3]	none	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.42%	1.17%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.50% and 1.25% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING JPMorgan Mid Cap Value Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	145	449	776	1,702
Class S	119	372	644	1,420

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The sub-adviser (“Sub-Adviser”) defines mid-capitalization companies as those companies with market capitalizations between $1 billion and $20 billion at the time of purchase. The Portfolio seeks to invest in equity securities that the Sub-Adviser believes to be be undervalued. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Market capitalization is the total market value of a company’s shares. Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Portfolio may invest in other equity securities, which include preferred stocks, convertible securities, and foreign securities, which may take the form of depositary receipts. The Portfolio also may use derivatives, which are instruments that have a value based on another instrument, exchange rate or index, as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash position. The Portfolio may also invest up to 15% in real estate investments trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening, and proprietary fundamental analysis. The Sub-Adviser’s investment philosophy is centered on the belief that companies possessing the ability to consistently generate free cash flow led by management teams that are effective allocators of capital have the greatest potential to grow intrinsic value per share. The Sub-Adviser conducts a comprehensive analysis evaluating the business, management, and financial factors for all potential investments. The Sub-Adviser, in conjunction with their assessment of valuation, will overlay their subjective analysis of business and management factors to form a view of the stock’s future potential. The research process is designed to uncover companies with predictable and durable business models deemed capable of achieving sustainable growth and to purchase them at a discount.

The Sub-Adviser may sell a security due to a change in the company’s fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The Sub-Adviser may sell a security due to opportunity cost. As a result, a new company may displace a current holding. Finally, the Sub-Adviser may sell a security due to extreme over valuation. While the Sub-Adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company’s fundamentals and future potential.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 17.92% and Worst quarter: 4th, 2008, (21.61)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING JPMorgan Mid Cap Value Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		1.60%	1.27%		7.03%		May 1, 2002
Class S		1.82%	1.51%		7.30%		May 1, 2002
Russell Midcap Value Index	[1]	(1.38%)	0.04%		7.11%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Oppenheimer Global Portfolio

ING Oppenheimer Global Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Oppenheimer Global Portfolio		Class ADV	Class S
Management Fees	[1]	0.60%	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.05%	0.05%
Total Annual Portfolio Operating Expenses	[1]	1.25%	1.00%
Waivers and Reimbursements	[1][2]	none	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.25%	1.00%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.30% and 1.05% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Oppenheimer Global Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	127	397	686	1,511
Class S	102	318	552	1,225

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies.

The allocation of the Portfolio’s investment portfolio among different investments will vary over time based upon the sub-adviser’s (“Sub-Adviser’s”) evaluation of economic and market trends. The Portfolio’s investment portfolio might not always include all of the different types of investments described in this Prospectus. The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country, or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments, or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges, or in the foreign over-the-counter market.

The Portfolio’s investments include common stocks of foreign and domestic companies that the Sub-Adviser believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies may be applying new technology, new or improved distribution techniques, or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because the Sub-Adviser believes the price of their stock will increase over the long term.

The Portfolio may also invest in other equity instruments such as preferred stocks, warrants, and securities convertible into common stocks. In addition, the Portfolio may invest in derivative instruments, including options, futures, and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options). Derivatives may allow the Portfolio to increase or decrease its exposure to certain markets or risk. The Portfolio may use derivatives to seek to increase its investment return or for hedging purposes against certain market risks. The Portfolio can also buy debt securities. The Portfolio normally does not intend to invest more than 5% of its total assets in debt securities.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). In selecting securities for the Portfolio, the Sub-Adviser looks primarily for foreign and U.S. companies with high growth potential. The Sub-Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The Sub-Adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Sub-Adviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for: stocks of growth-oriented companies of any market capitalization worldwide; companies that stand to benefit from global growth trends; businesses with strong competitive positions and high demand for their products or services; and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Sub-Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Portfolio may invest up to 15% of its assets in illiquid or restricted securities. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 23.10% and Worst quarter: 4th, 2008, (21.50)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Oppenheimer Global Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(8.60%)	(1.59%)		4.63%		May 1, 2002
Class S		(8.38%)	(1.32%)		4.88%		May 1, 2002
MSCI World IndexSM	[1]	(5.54%)	(2.37%)		4.08%	[2]
MSCI ACW IndexSM	[1]	(7.35%)	(1.93%)		4.65%	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING PIMCO Total Return Portfolio

ING PIMCO Total Return Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with capital preservation and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING PIMCO Total Return Portfolio		Class ADV	Class S
Management Fees	[1]	0.44%	0.44%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.04%	0.04%
Total Annual Portfolio Operating Expenses	[1]	1.08%	0.83%
Waivers and Reimbursements	[1][2]	none	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.08%	0.83%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.08% and 0.83% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING PIMCO Total Return Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	110	343	595	1,317
Class S	85	265	460	1,025

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 783% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index as calculated by the sub-adviser (“Sub-Adviser”).

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements or fixed-income instruments and reverse repurchase agreements or fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts, or swap agreements to generate income, to manage credit exposure, and as a substitute for physical securities.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated below investment-grade but rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services, or by Fitch Ratings or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in equity-related securities. Equity-related securities share characteristics of both debt and equity, such as convertibles and preferred stock. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign exposure may be obtained through both developed countries and countries with emerging securities markets. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to countries with emerging securities markets. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The total return sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 5.97% and Worst quarter: 3rd, 2008, (5.60)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING PIMCO Total Return Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		2.95%	6.16%		5.38%		May 1, 2002
Class S		3.25%	6.43%		5.65%		May 1, 2002
BCAB Index	[1]	7.84%	6.50%		5.76%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Shares | ING Pioneer High Yield Portfolio

ING Pioneer High Yield Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S Shares ING Pioneer High Yield Portfolio Class S
Management Fee	[1]	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.25%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.07%
Total Annual Portfolio Operating Expenses	[1]	1.02%
Waivers and Reimbursements	[1][2]	(0.06%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.96%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.96% of Class S shares, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S Shares ING Pioneer High Yield Portfolio Class S	98	319	557	1,242

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and may be considered speculative. The Portfolio may invest in high-yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.

The Portfolio’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed-rate, adjustable rate, floating rate, zero-coupon, contingent, deferred, payment in kind, and auction rate features. The Portfolio’s investments may include investments that allow for balloon payments or negative amortization payments. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities of the issuer. The Portfolio may also invest in event-linked bonds and credit default swaps.

The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets.

The Portfolio may invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer. The Portfolio also may invest in mortgage-related securities, including “sub-prime” mortgages and asset-backed securities, mortgage derivatives and structured securities. Consistent with its investment objective, the Portfolio invests in equity securities of U.S. and non-U.S. issuers when the sub-adviser (“Sub-Adviser”) believes they offer the potential for capital appreciation or to diversify the Portfolio’s investment portfolio. Equity securities may include common stocks, depositary receipts, warrants, rights, and other equity interests.The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), and in real estate investment trusts.

The Portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market prices of securities; interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage the portfolio characteristics.

The Sub-Adviser uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In determining whether an investment is appropriate for the Portfolio, the Sub-Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations and a security’s potential to provide income. From time to time, the Portfolio may invest more than 25% of its assets in the same market segment.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio’s investment portfolio, the Sub-Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. The Sub-Adviser adjusts sector weightings to reflect its outlook on the market for high-yield securities, rather than using a fixed sector allocation. The Sub-Adviser makes these adjustments periodically as part of its ongoing review of the Portfolio’s investment portfolio.

Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Zero-Coupon Bonds and Pay-in-Kind Securities Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: 2nd, 2009, 28.73% and Worst quarter: 4th, 2008, (20.87)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S Shares ING Pioneer High Yield Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S		(0.97%)	7.87%		7.97%		Jan 20, 2006
BoA/ML HYM II Index	[1]	4.38%	7.34%		7.89%	[2]
BoA/ML ACSQ Index	[1]	(6.87%)	2.90%		4.31%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio

ING T. Rowe Price Diversified Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING T. Rowe Price Diversified Mid Cap Growth Portfolio		Class ADV	Class S
Management Fees	[1]	0.64%	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.04%	0.04%
Total Annual Portfolio Operating Expenses	[1]	1.28%	1.03%
Waivers and Reimbursements	[1][2]	(0.03%)	(0.03%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.25%	1.00%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.25% and 1.00% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING T. Rowe Price Diversified Mid Cap Growth Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	127	403	699	1,543
Class S	102	325	566	1,257

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the Standard and Poor’s MidCap 400 Index (the “Indices”) at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. As of December 31, 2011 the smallest company in the Russell Midcap® Growth Index had a market capitalization of $117.3 million and the largest had a market capitalization of $20.5 billion. As of December 31, 2011 the smallest company in the Standard and Poor’s MidCap 400 Index had a market capitalization of $499.1 million and the largest had a market capitalization of $8.1 billion. The sub-adviser (“Sub-Adviser”) focuses on mid-sized companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-sized companies. The market capitalization of the companies in the Portfolio and the Indices will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage.

Valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate, are also considered. Most holdings are expected to have relatively low dividend yields.

In pursuing its investment objective, the Sub-Adviser has the discretion to deviate from the Portfolio’s normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for substantial appreciation. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, to a limited extent, other securities may also be purchased, including foreign stocks, futures, and forward foreign currency exchange contracts, in keeping with the Portfolio’s investment objective. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2003, 19.81% and Worst quarter: 4th, 2008, (27.57)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING T. Rowe Price Diversified Mid Cap Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class ADV		(4.23%)	2.61%	3.88%	Dec 10, 2001
Class S		(3.89%)	2.88%	4.14%	Dec 10, 2001
S&P MidCap 400 Index	[1]	(1.73%)	3.32%	7.04%
Russell Midcap Growth Index	[1]	(1.65%)	2.44%	5.29%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class ADV, S Shares | ING T. Rowe Price Growth Equity Portfolio

ING T. Rowe Price Growth Equity Portfolio

INVESTMENT OBJECTIVES

The Portfolio seeks long-term capital growth,
and secondarily, increasing dividend income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING T. Rowe Price Growth Equity Portfolio		Class ADV	Class S
Management Fees	[1]	0.60%	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.04%	0.04%
Total Annual Portfolio Operating Expenses	[1]	1.24%	0.99%
Waivers and Reimbursements	[1][2]	(0.01%)	(0.01%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.23%	0.98%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.25% and 1.00% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Lastly, the adviser is contractually obligated to further waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, these management fee waivers for the Portfolio would be (0.01)%. There is no guarantee that these management fee waivers will continue after May 1, 2013. These management fee waivers will only renew if the adviser elects to renew them.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING T. Rowe Price Growth Equity Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	125	392	680	1,499
Class S	100	314	546	1,212

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio concentrates its investments in growth companies. The sub-adviser (“Sub-Adviser”) seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, the Sub-Adviser seeks companies with a lucrative niche in the economy that the Sub-Adviser believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Sub-Adviser believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may also purchase, to a limited extent, foreign stocks, hybrid securities, futures, and forward foreign currency exchange contracts, in keeping with its objectives. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio’s investments in foreign securities are limited to 30% of the Portfolio’s assets.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

In pursuing its investment objectives, the Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for substantial appreciation. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2003, 16.09% and Worst quarter: 4th, 2008, (23.65)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING T. Rowe Price Growth Equity Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class ADV		(1.57%)	0.47%	2.87%	Dec 10, 2001
Class S		(1.32%)	0.72%	3.13%	Dec 10, 2001
S&P 500 Index	[1]	2.11%	(0.25%)	2.92%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class ADV, S Shares | ING Templeton Foreign Equity Portfolio

ING Templeton Foreign Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Templeton Foreign Equity Portfolio		Class ADV	Class S
Management Fees	[1]	0.79%	0.79%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.09%	0.09%
Total Annual Portfolio Operating Expenses	[1]	1.48%	1.23%
Waivers and Reimbursements	[1][2]	none	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.48%	1.23%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.48% and 1.23% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Templeton Foreign Equity Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	151	468	808	1,768
Class S	125	390	676	1,489

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Equity securities include common stocks, preferred stocks, and convertible securities. Convertible securities are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Portfolio also invests in depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Portfolio may use certain derivative strategies seeking to protect its assets, implement a cash or tax management strategy, or enhance its returns.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

When choosing equity investments for the Portfolio, the sub-adviser (“Sub-Adviser”) applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, profit margins and liquidation value.

In selecting securities for the Portfolio, the Sub-Adviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 25.78% and Worst quarter: 3rd, 2011, (21.39)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Templeton Foreign Equity Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(12.42%)	(3.09%)		(2.94%)		Dec 20, 2006
Class ADV MSCI ACW IndexSM Ex-U.S.	[1]	(13.71%)	(2.92%)		(2.92%)	[2]
Class ADV MSCI EAFE Index	[1]	(12.14%)	(4.72%)		(4.72%)	[2]
Class S		(12.21%)	(2.97%)		0.69%		Jan 12, 2006
Class S MSCI ACW IndexSM Ex-U.S.	[1]	(13.71%)	(2.92%)		1.48%	[2]
Class S MSCI EAFE Index	[1]	(12.14%)	(4.72%)		(0.13%)	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Thornburg Value Portfolio

ING Thornburg Value Portfolio

INVESTMENT OBJECTIVES

The Portfolio seeks long-term capital appreciation,
and secondarily, current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Thornburg Value Portfolio		Class ADV	Class S
Management Fees	[1]	0.65%	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.07%	0.07%
Total Annual Portfolio Operating Expenses	[1]	1.32%	1.07%
Waivers and Reimbursements	[1][2]	none	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.32%	1.07%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.40% and 1.15% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Thornburg Value Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	134	418	723	1,590
Class S	109	340	590	1,306

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily (at least 65% of its net assets) in domestic equity securities (primarily common stocks but may also include convertible securities) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity, and debt securities and domestic debt securities which, in the opinion of the sub-adviser (“Sub-Adviser”), offer prospects for meeting the Portfolio’s investment goal.

The Sub-Adviser intends to invest on an opportunistic basis, where it believes there is intrinsic value not recognized by the marketplace. The Portfolio seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners and emerging franchises when the Sub-Adviser believes these issues are value priced. The relative proportions of these different types of securities will vary over time. The Portfolio seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

The Sub-Adviser primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio’s selection criteria, relates to both current and projected measures. Among the specific factors considered by the Sub-Adviser in identifying undervalued securities for inclusion in the Portfolio are: price/earnings ratio; undervalued assets; price to book value; relative earnings growth potential; price/cash flow ratio; industry growth potential; debt/capital ratio; industry leadership; dividend yield; dividend growth potential; dividend history; franchise value; security and consistency of revenue stream; and potential for favorable developments.

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

  Basic Value - stocks of companies which, in the Sub-Adviser’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.
  Consistent Earners - stocks of companies which, in the Sub-Adviser’s opinion, are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.
  Emerging Franchises - value-priced companies that, in the Sub-Adviser’s opinion, are in the process of establishing a leading position in a product, service or market and which the Sub-Adviser expects will grow, or continue to grow, at an above-average rate. Under normal conditions the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in Basic Value or Consistent Earners.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when the Sub-Adviser believes them to be more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality. The Portfolio may also invest in American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 27.49% and Worst quarter: 3rd, 2011, (22.01)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Thornburg Value Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class ADV		(13.53%)	(2.45%)	0.32%	Dec 10, 2001
Class S		(13.30%)	(2.21%)	0.56%	Dec 10, 2001
S&P 500 Index	[1]	2.11%	(0.25%)	2.92%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class ADV, S Shares | ING UBS U.S. Large Cap Equity Portfolio

ING UBS U.S. Large Cap Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital and future income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING UBS U.S. Large Cap Equity Portfolio		Class ADV	Class S
Management Fees	[1]	0.70%	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.09%	0.09%
Total Annual Portfolio Operating Expenses	[1]	1.39%	1.14%
Waivers and Reimbursements	[1][2]	(0.14%)	(0.14%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.25%	1.00%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.25% and 1.00% for Class ADV and Class S shares, respectively, through May 1, 2013. There is no guarantee this obligation will continue after May 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation are not eligible for recoupment. This obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING UBS U.S. Large Cap Equity Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	127	426	747	1,656
Class S	102	348	614	1,374

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.

In general, the Portfolio emphasizes large capitalization stocks, but also may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000® Index but below $3 billion in market capitalization and/or securities of foreign companies in developed countries.The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Portfolio’s investment strategies. The derivatives in which the Portfolio may invest include futures, and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the sub-adviser (“Sub-Adviser”) focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Sub-Adviser’s assessment of what a security is worth. The Sub-Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time for each stock under analysis. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.72% and Worst quarter: 4th, 2008, (26.08)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING UBS U.S. Large Cap Equity Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class ADV		(2.92%)	(2.84%)	1.31%	Dec 10, 2001
Class S		(2.71%)	(2.61%)	1.55%	Dec 10, 2001
S&P 500 Index	[1]	2.11%	(0.25%)	2.92%
Russell 1000 Index	[1]	1.50%	(0.02%)	3.34%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class I Shares | ING American Century Small-Mid Cap Value Portfolio

ING American Century Small-Mid Cap Value Portfolio

INVESTMENT OBJECTIVES

The Portfolio seeks long-term capital growth.
Income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING American Century Small-Mid Cap Value Portfolio Class I
Management Fee	[1]	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.10%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	1.21%
Waivers and Reimbursements	[1][3]	(0.26%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.95%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.02% of Class I shares through May 1, 2013: the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.08)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING American Century Small-Mid Cap Value Portfolio Class I	97	358	640	1,443

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 109% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The sub-adviser (“Sub-Adviser”) defines small-capitalization companies to include those with a market capitalization no larger than that of the largest company in the S&P SmallCap 600 Index or the Russell 2000® Index and mid-capitalization companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The Portfolio may invest up to 20% of its assets in companies outside these two capitalization ranges, measured at the time of purchase.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and its stock price has risen to, or is higher than, a level the Sub-Adviser believes more accurately reflects the company’s fair value. The Sub-Adviser uses a multi-capitalization approach under which one of its teams of portfolio managers focuses on investments in the securities of small-capitalization companies and the second focuses on selecting investments in securities of mid-capitalization companies for the Portfolio.

Equity securities include common stocks, preferred stocks, and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks, and stocks or stock index futures contracts.

The Portfolio may invest a portion of its assets in derivative instruments, including futures contracts, for cash management purposes. The Portfolio may also invest a portion of its assets in foreign securities, debt obligations of governments and their agencies, and other similar securities.

The Sub-Adviser may also sell stocks from the Portfolio’s investment portfolio if it believes: a stock no longer meets its valuation criteria; a stock’s risk parameters outweigh its return opportunity; more attractive alternatives are identified; or specific events alter a stock’s prospects.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.69% and Worst quarter: 4th, 2008, (20.30)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING American Century Small-Mid Cap Value Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(2.97%)	2.96%		7.17%		May 1, 2002
Russell 2500TM Value Index	[1]	(3.36%)	(0.58%)		6.33%	[2]
S&P Small Cap 600/Citigroup Value Index	[1]	(1.38%)	0.12%		5.61%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Baron Growth Portfolio

ING Baron Growth Portfolio

(formerly, ING Baron Small Cap Growth Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Baron Growth Portfolio Class I
Management Fee	[1]	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	1.00%
Waivers and Reimbursements	[1][3]	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.00%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.09% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end or the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Baron Growth Portfolio Class I	102	318	552	1,225

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-sized growth companies with market capitalizations of under $2.5 billion as measured at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio will not sell positions just because their market values have increased. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their original market capitalizations.

The Portfolio may invest up to 20% in foreign securities, including American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.55% and Worst quarter: 4th, 2008, (26.96)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Baron Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		2.43%	1.97%		7.78%		May 1, 2002
Russell 2000 Growth Index	[1]	(2.91%)	2.09%		5.09%	[2]
Russell 2000 Index	[1]	(4.18%)	0.15%		5.29%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Columbia Small Cap Value II Portfolio

ING Columbia Small Cap Value II Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Columbia Small Cap Value II Portfolio Class I
Management Fee	[1]	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.05%
Total Annual Portfolio Operating Expenses	[1]	0.90%
Waivers and Reimbursements	[1][2]	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.90%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.15% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.00)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Columbia Small Cap Value II Portfolio Class I	92	287	498	1,108

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index (which measures the performance of the small-cap value segment of the U.S. equity universe), at the time of purchase, that the sub-adviser (“Sub-Adviser”) believes are undervalued and have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The market capitalization of companies in the Russell 2000® Value Index as of December 31, 2011, ranged from $36.5 million and $3.7 billion.

The Portfolio may invest up to 20% of its total assets in foreign securities and depositary receipts. The Portfolio may invest in real estate investment trusts. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”); convertible securities; initial public offerings; and derivatives, including options on securities, options on stock indices, covered calls, secured put options, and over-the-counter options. The Portfolio may use derivatives to seek: to enhance its return; to protect against changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations; to protect its unrealized gains reflected in the value of its portfolio securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

The Sub-Adviser combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Portfolio. The management team considers, among other things: businesses that are believed to be fundamentally sound, attractively priced and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value (the Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); a company’s current operating margins relative to its historic range and future potential; and potential indicators of stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or anticipated improvements in macroeconomic factors. Additionally, the management team uses analytical tools to monitor the risk profile of the Portfolio.

The Sub-Adviser may sell a security when its price reaches a target set by the team, if the Sub-Adviser believes there is deterioration in the company’s financial circumstances or fundamental prospects, when the Sub-Adviser believes other investments are more attractive or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. If the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 21.62% and Worst quarter: 4th, 2008, (24.23)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Columbia Small Cap Value II Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(2.48%)	0.88%		1.07%		Apr 28, 2006
Russell 2000 Value Index	[1]	(5.50%)	(1.87%)		(0.23%)	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Davis New York Venture Portfolio

ING Davis New York Venture Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Davis New York Venture Portfolio Class I
Management Fee	[1]	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.06%
Total Annual Portfolio Operating Expenses	[1]	0.96%
Waivers and Reimbursements	[1][2]	(0.21%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.75%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Davis New York Venture Portfolio Class I	77	285	510	1,159

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value.

Over the years, the Sub-Adviser has developed a list of characteristics that it believes allow companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the Sub-Adviser searches for companies that demonstrate a majority or an appropriate mix of these characteristics: first class management; a proven track record, significant alignment of interest in business, and intelligent application of capital; strong financial condition and satisfactory profitability, a strong balance sheet, low cost structure, and high return on capital; and strong competitive positioning for the long term, non-obsolescent products/services, dominant or growing market share, and global presence and brand names.

The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The Sub-Adviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. The Portfolio historically has invested a significant portion of its assets in the financial services sector.

The Sub-Adviser will consider selling a company’s stock if the stock’s market price exceeds the Sub-Adviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s stock is no longer attractive.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Headline To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.68% and Worst quarter: 4th, 2008, (24.14)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Davis New York Venture Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I		(4.52%)	(2.07%)	2.18%	Dec 10, 2001
S&P 500 Index	[1]	2.11%	(0.25%)	2.92%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.

Class I Shares | ING Global Bond Portfolio

ING Global Bond Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through a combination of current income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Global Bond Portfolio Class I
Management Fee	[1]	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.06%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	0.67%
Waivers and Reimbursements	[1][3]	(0.14%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.53%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.54% for Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee such that the net management fee will be equal to 0.40% through May 1, 2013. Last, the adviser is contractually obligated to further waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that these management fee waivers will continue after May 1, 2013. These management fee waivers will continue only if the adviser elects to renew them.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Global Bond Portfolio Class I	54	200	359	821

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 590% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy.

The Portfolio may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The Portfolio may hedge its exposure to securities denominated in foreign currencies. The Portfolio may also borrow money from banks and invest the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). This investment technique is known as “leveraging.”

The Portfolio invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB- by Standard & Poor’s Rating Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The Portfolio may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-related securities, asset-backed securities, other securitized and structured debt products, private placements, sovereign debt, and other investment companies.

The Portfolio may also invest up to 5% of its assets in bank loans and in a combination of floating rate secured loans (“Senior Loans”) and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the Portfolio may invest a portion of its assets in high-yield debt securities rated below investment grade, the Portfolio will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade. The dollar-weighted average portfolio duration of the Portfolio will generally range between two and nine years.

The Portfolio may use derivatives, including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and options, among others, to seek to enhance return, to seek to hedge some of the risks of its investments in fixed-income securities, or as a substitute for a position in an underlying asset. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The investment process focuses on allocating assets among various sectors of the global bond markets and buying bonds at a discount to their intrinsic value. The sub-adviser (“Sub-Adviser”) utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 11.16% and Worst quarter: 4th, 2008, (9.99)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Global Bond Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		3.70%	6.06%		5.76%		Nov 8, 2004
BCGA Index	[1]	5.64%	6.46%		5.34%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Invesco Van Kampen Comstock Portfolio

ING Invesco Van Kampen Comstock Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Invesco Van Kampen Comstock Portfolio Class I
Management Fee	[1]	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.06%
Total Annual Portfolio Operating Expenses	[1]	0.76%
Waivers and Reimbursements	[1][2]	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.76%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.81% of Class I shares through May 1, 2013. There is no guarantee this obligation will continue after May 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.004)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Invesco Van Kampen Comstock Portfolio Class I	78	243	422	942

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio primarily invests in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. Additionally, the Portfolio may invest up to 15% of its assets in real estate investment trusts. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the sub-adviser (“Sub-Adviser”) to possess the potential for capital growth and income.

The Portfolio may invest up to 25% of its assets in securities of foreign issuers. The Portfolio may also invest in American Depositary Receipts without limitation and may purchase and sell certain derivative instruments, such as options, forward contracts, futures, and options on futures, for various portfolio management purposes including to seek to hedge against currency risk. The Portfolio generally holds up to 10% of its assets in high-quality short-term debt securities and investment-grade corporate debt securities in order to provide liquidity.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring, or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio’s style of investment presents a risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in companies of any market capitalization. The securities of medium- or small-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than larger companies. Thus, to the extent the Sub-Adviser invests in medium- and small-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in securities of larger companies.

Portfolio securities are typically sold when the Sub-Adviser’s assessment of the capital growth and income potential for such securities materially changes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 19.18% and Worst quarter: 4th, 2008, (23.23)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Invesco Van Kampen Comstock Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(1.81%)	(1.86%)		3.54%		May 1, 2002
Russell 1000 Value Index	[1]	0.39%	(2.64%)		3.98%	[2]
S&P 500 Index	[1]	2.11%	(0.25%)		3.66%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Invesco Van Kampen Equity and Income Portfolio

ING Invesco Van Kampen Equity and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks total return, consisting of long-term capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Invesco Van Kampen Equity and Income Portfolio Class I
Management Fee	[1]	0.55%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	0.70%
Waivers and Reimbursements	[1][3]	(0.04%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.66%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.65% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Invesco Van Kampen Equity and Income Portfolio Class I	67	220	386	867

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy.

The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks, and convertible securities) and investment-grade quality debt securities. Investment-grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Services, Inc. or unrated securities determined by the sub-adviser (“Sub-Adviser”) to be of comparable quality. The composition of the Portfolio’s investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio’s investment objective.

The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that the Sub-Adviser believes offer the potential for income and long-term growth of capital. The Sub-Adviser seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio’s style of investment presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

The Portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio’s investment performance. In an effort to reduce the Portfolio’s overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Sub-Adviser focuses on large-capitalization companies, although the Portfolio may invest in companies of any size.

Portfolio securities are typically sold when the assessments of the Sub-Adviser of income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The Portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, structured notes and other types of structured investments, and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management, and mitigate risks.

The Portfolio may invest in collateralized mortgage obligations and commercial mortgage-backed securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities, debt instruments, and/or money market instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 16.88% and Worst quarter: 3rd, 2002, (17.49)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Invesco Van Kampen Equity and Income Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I		(1.08%)	1.58%	3.66%	Dec 10, 2001
Russell 1000 Value Index	[1]	0.39%	(2.64%)	3.89%
Barclays Capital U.S. Government/Credit Index	[1]	8.74%	6.55%	5.85%
60% Russell 1000 Value Index/40% Barclays Capital U.S. Government/Credit Index	[1]	4.04%	1.45%	5.07%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class I Shares | ING JPMorgan Mid Cap Value Portfolio

ING JPMorgan Mid Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth from capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING JPMorgan Mid Cap Value Portfolio Class I
Management Fee	[1]	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.06%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	0.92%
Waivers and Reimbursements	[1][3]	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.92%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.00% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING JPMorgan Mid Cap Value Portfolio Class I	94	293	509	1,131

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The sub-adviser (“Sub-Adviser”) defines mid-capitalization companies as those companies with market capitalizations between $1 billion and $20 billion at the time of purchase. The Portfolio seeks to invest in equity securities that the Sub-Adviser believes to be be undervalued. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Market capitalization is the total market value of a company’s shares. Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Portfolio may invest in other equity securities, which include preferred stocks, convertible securities, and foreign securities, which may take the form of depositary receipts. The Portfolio also may use derivatives, which are instruments that have a value based on another instrument, exchange rate or index, as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash position. The Portfolio may also invest up to 15% in real estate investments trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening, and proprietary fundamental analysis. The Sub-Adviser’s investment philosophy is centered on the belief that companies possessing the ability to consistently generate free cash flow led by management teams that are effective allocators of capital have the greatest potential to grow intrinsic value per share. The Sub-Adviser conducts a comprehensive analysis evaluating the business, management, and financial factors for all potential investments. The Sub-Adviser, in conjunction with their assessment of valuation, will overlay their subjective analysis of business and management factors to form a view of the stock’s future potential. The research process is designed to uncover companies with predictable and durable business models deemed capable of achieving sustainable growth and to purchase them at a discount.

The Sub-Adviser may sell a security due to a change in the company’s fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The Sub-Adviser may sell a security due to opportunity cost. As a result, a new company may displace a current holding. Finally, the Sub-Adviser may sell a security due to extreme over valuation. While the Sub-Adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company’s fundamentals and future potential.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 18.01% and Worst quarter: 4th, 2008, (21.52)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING JPMorgan Mid Cap Value Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		2.07%	1.77%		7.56%		May 1, 2002
Russell Midcap Value Index	[1]	(1.38%)	0.04%		7.11%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Oppenheimer Global Portfolio

ING Oppenheimer Global Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Oppenheimer Global Portfolio Class I
Management Fee	[1]	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.05%
Total Annual Portfolio Operating Expenses	[1]	0.75%
Waivers and Reimbursements	[1][2]	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.75%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.80% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Oppenheimer Global Portfolio Class I	77	240	417	930

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies.

The allocation of the Portfolio’s investment portfolio among different investments will vary over time based upon the sub-adviser’s (“Sub-Adviser’s”) evaluation of economic and market trends. The Portfolio’s investment portfolio might not always include all of the different types of investments described in this Prospectus. The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country, or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments, or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges, or in the foreign over-the-counter market.

The Portfolio’s investments include common stocks of foreign and domestic companies that the Sub-Adviser believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies may be applying new technology, new or improved distribution techniques, or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because the Sub-Adviser believes the price of their stock will increase over the long term.

The Portfolio may also invest in other equity instruments such as preferred stocks, warrants, and securities convertible into common stocks. In addition, the Portfolio may invest in derivative instruments, including options, futures, and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options). Derivatives may allow the Portfolio to increase or decrease its exposure to certain markets or risk. The Portfolio may use derivatives to seek to increase its investment return or for hedging purposes against certain market risks. The Portfolio can also buy debt securities. The Portfolio normally does not intend to invest more than 5% of its total assets in debt securities.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). In selecting securities for the Portfolio, the Sub-Adviser looks primarily for foreign and U.S. companies with high growth potential. The Sub-Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The Sub-Adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Sub-Adviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for: stocks of growth-oriented companies of any market capitalization worldwide; companies that stand to benefit from global growth trends; businesses with strong competitive positions and high demand for their products or services; and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Sub-Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Portfolio may invest up to 15% of its assets in illiquid or restricted securities. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 23.22% and Worst quarter: 4th, 2008, (21.40)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Oppenheimer Global Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(8.13%)	(1.09%)		5.26%		May 1, 2002
MSCI World IndexSM	[1]	(5.54%)	(2.37%)		4.08%	[2]
MSCI ACW IndexSM	[1]	(7.35%)	(1.93%)		4.65%	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING PIMCO Total Return Portfolio

ING PIMCO Total Return Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with capital preservation and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING PIMCO Total Return Portfolio Class I
Management Fee	[1]	0.44%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Total Annual Portfolio Operating Expenses	[1]	0.58%
Waivers and Reimbursements	[1][2]	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.58%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.58% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING PIMCO Total Return Portfolio Class I	59	186	324	726

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 783% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index as calculated by the sub-adviser (“Sub-Adviser”).

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements or fixed-income instruments and reverse repurchase agreements or fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts, or swap agreements to generate income, to manage credit exposure, and as a substitute for physical securities.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated below investment-grade but rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services, or by Fitch Ratings or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in equity-related securities. Equity-related securities share characteristics of both debt and equity, such as convertibles and preferred stock. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign exposure may be obtained through both developed countries and countries with emerging securities markets. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to countries with emerging securities markets. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The total return sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 6.15% and Worst quarter: 3rd, 2008, (5.48)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING PIMCO Total Return Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		3.46%	6.69%		5.91%		May 1, 2002
BCAB Index	[1]	7.84%	6.50%		5.76%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Pioneer High Yield Portfolio

ING Pioneer High Yield Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Pioneer High Yield Portfolio Class I
Management Fee	[1]	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.07%
Total Annual Portfolio Operating Expenses	[1]	0.77%
Waivers and Reimbursements	[1][2]	(0.06%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.71%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.71% of Class I shares through May 1, 2013: the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Pioneer High Yield Portfolio Class I	73	240	422	949

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and may be considered speculative. The Portfolio may invest in high-yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.

The Portfolio’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed-rate, adjustable rate, floating rate, zero-coupon, contingent, deferred, payment in kind, and auction rate features. The Portfolio’s investments may include investments that allow for balloon payments or negative amortization payments. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities of the issuer. The Portfolio may also invest in event-linked bonds and credit default swaps.

The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets.

The Portfolio may invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer. The Portfolio also may invest in mortgage-related securities, including “sub-prime” mortgages and asset-backed securities, mortgage derivatives and structured securities. Consistent with its investment objective, the Portfolio invests in equity securities of U.S. and non-U.S. issuers when the sub-adviser (“Sub-Adviser”) believes they offer the potential for capital appreciation or to diversify the Portfolio’s investment portfolio. Equity securities may include common stocks, depositary receipts, warrants, rights, and other equity interests.The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), and in real estate investment trusts.

The Portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market prices of securities; interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage the portfolio characteristics.

The Sub-Adviser uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In determining whether an investment is appropriate for the Portfolio, the Sub-Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations and a security’s potential to provide income. From time to time, the Portfolio may invest more than 25% of its assets in the same market segment.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio’s investment portfolio, the Sub-Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. The Sub-Adviser adjusts sector weightings to reflect its outlook on the market for high-yield securities, rather than using a fixed sector allocation. The Sub-Adviser makes these adjustments periodically as part of its ongoing review of the Portfolio’s investment portfolio.

Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Zero-Coupon Bonds and Pay-in-Kind Securities Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 28.78% and Worst quarter: 4th, 2008, (20.82)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Pioneer High Yield Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(0.72%)	8.14%		8.17%		Jan 3, 2006
BoA/ML HYM II Index	[1]	4.38%	7.34%		8.06%	[2]
BoA/ML ACSQ Index	[1]	(6.87%)	2.90%		5.22%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio

ING T. Rowe Price Diversified Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING T. Rowe Price Diversified Mid Cap Growth Portfolio Class I
Management Fee	[1]	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Total Annual Portfolio Operating Expenses	[1]	0.78%
Waivers and Reimbursements	[1][2]	(0.03%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.75%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING T. Rowe Price Diversified Mid Cap Growth Portfolio Class I	77	246	430	963

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the Standard and Poor’s MidCap 400 Index (the “Indices”) at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. As of December 31, 2011 the smallest company in the Russell Midcap® Growth Index had a market capitalization of $117.3 million and the largest had a market capitalization of $20.5 billion. As of December 31, 2011 the smallest company in the Standard and Poor’s MidCap 400 Index had a market capitalization of $499.1 million and the largest had a market capitalization of $8.1 billion. The sub-adviser (“Sub-Adviser”) focuses on mid-sized companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-sized companies. The market capitalization of the companies in the Portfolio and the Indices will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage.

Valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate, are also considered. Most holdings are expected to have relatively low dividend yields.

In pursuing its investment objective, the Sub-Adviser has the discretion to deviate from the Portfolio’s normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for substantial appreciation. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, to a limited extent, other securities may also be purchased, including foreign stocks, futures, and forward foreign currency exchange contracts, in keeping with the Portfolio’s investment objective. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2003, 20.08% and Worst quarter: 4th, 2008, (27.63)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING T. Rowe Price Diversified Mid Cap Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I		(3.71%)	3.15%	4.41%	Dec 10, 2001
S&P MidCap 400 Index	[1]	(1.73%)	3.32%	7.04%
Russell Midcap Growth Index	[1]	(1.65%)	2.44%	5.29%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class I Shares | ING T. Rowe Price Growth Equity Portfolio

ING T. Rowe Price Growth Equity Portfolio

INVESTMENT OBJECTIVES

The Portfolio seeks long-term capital growth,
and secondarily, increasing dividend income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING T. Rowe Price Growth Equity Portfolio Class I
Management Fee	[1]	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Total Annual Portfolio Operating Expenses	[1]	0.74%
Waivers and Reimbursements	[1][2]	(0.01%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.73%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Lastly, the adviser is contractually obligated to further waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, these management fee waivers for the Portfolio would be (0.01)%. There is no guarantee that these management fee waivers will continue after May 1, 2013. These management fee waivers will only renew if the adviser elects to renew them.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING T. Rowe Price Growth Equity Portfolio Class I	75	236	410	917

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio concentrates its investments in growth companies. The sub-adviser (“Sub-Adviser”) seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, the Sub-Adviser seeks companies with a lucrative niche in the economy that the Sub-Adviser believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Sub-Adviser believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may also purchase, to a limited extent, foreign stocks, hybrid securities, futures, and forward foreign currency exchange contracts, in keeping with its objectives. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio’s investments in foreign securities are limited to 30% of the Portfolio’s assets.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

In pursuing its investment objectives, the Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for substantial appreciation. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2003, 16.28% and Worst quarter: 4th, 2008, (23.55)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING T. Rowe Price Growth Equity Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I		(1.06%)	0.97%	3.39%	Nov 28, 1997
S&P 500 Index	[1]	2.11%	(0.25%)	2.92%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class I Shares | ING Templeton Foreign Equity Portfolio

ING Templeton Foreign Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Templeton Foreign Equity Portfolio Class I
Management Fee	[1]	0.79%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.09%
Total Annual Portfolio Operating Expenses	[1]	0.98%
Waivers and Reimbursements	[1][2]	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.98%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.98% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Templeton Foreign Equity Portfolio Class I	100	312	542	1,201

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Equity securities include common stocks, preferred stocks, and convertible securities. Convertible securities are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Portfolio also invests in depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Portfolio may use certain derivative strategies seeking to protect its assets, implement a cash or tax management strategy, or enhance its returns.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

When choosing equity investments for the Portfolio, the sub-adviser (“Sub-Adviser”) applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, profit margins and liquidation value.

In selecting securities for the Portfolio, the Sub-Adviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 26.08% and Worst quarter: 3rd, 2011, (21.24)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Templeton Foreign Equity Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(12.00%)	(2.72%)		0.98%		Jan 3, 2006
MSCI ACW IndexSM Ex-U.S.	[1]	(13.71%)	(2.92%)		1.48%	[2]
MSCI EAFE Index	[1]	(12.14%)	(4.72%)		(0.13%)	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Thornburg Value Portfolio

ING Thornburg Value Portfolio

INVESTMENT OBJECTIVES

The Portfolio seeks long-term capital appreciation,
and secondarily, current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Thornburg Value Portfolio Class I
Management Fee	[1]	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.07%
Total Annual Portfolio Operating Expenses	[1]	0.82%
Waivers and Reimbursements	[1][2]	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.82%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.90% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Thornburg Value Portfolio Class I	84	262	455	1,014

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily (at least 65% of its net assets) in domestic equity securities (primarily common stocks but may also include convertible securities) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity, and debt securities and domestic debt securities which, in the opinion of the sub-adviser (“Sub-Adviser”), offer prospects for meeting the Portfolio’s investment goal.

The Sub-Adviser intends to invest on an opportunistic basis, where it believes there is intrinsic value not recognized by the marketplace. The Portfolio seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners and emerging franchises when the Sub-Adviser believes these issues are value priced. The relative proportions of these different types of securities will vary over time. The Portfolio seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

The Sub-Adviser primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio’s selection criteria, relates to both current and projected measures. Among the specific factors considered by the Sub-Adviser in identifying undervalued securities for inclusion in the Portfolio are: price/earnings ratio; undervalued assets; price to book value; relative earnings growth potential; price/cash flow ratio; industry growth potential; debt/capital ratio; industry leadership; dividend yield; dividend growth potential; dividend history; franchise value; security and consistency of revenue stream; and potential for favorable developments.

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

  Basic Value - stocks of companies which, in the Sub-Adviser’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.
  Consistent Earners - stocks of companies which, in the Sub-Adviser’s opinion, are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.
  Emerging Franchises - value-priced companies that, in the Sub-Adviser’s opinion, are in the process of establishing a leading position in a product, service or market and which the Sub-Adviser expects will grow, or continue to grow, at an above-average rate. Under normal conditions the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in Basic Value or Consistent Earners.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when the Sub-Adviser believes them to be more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality. The Portfolio may also invest in American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 27.68% and Worst quarter: 3rd, 2011, (21.97)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Thornburg Value Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I		(13.11%)	(1.97%)	0.81%	Nov 28, 1997
S&P 500 Index	[1]	2.11%	(0.25%)	2.92%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class I Shares | ING UBS U.S. Large Cap Equity Portfolio

ING UBS U.S. Large Cap Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital and future income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING UBS U.S. Large Cap Equity Portfolio Class I
Management Fee	[1]	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.09%
Total Annual Portfolio Operating Expenses	[1]	0.89%
Waivers and Reimbursements	[1][2]	(0.14%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.75%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.75% for Class I shares through May 1, 2013. There is no guarantee this obligation will continue after May 1, 2013 and this obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. This obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING UBS U.S. Large Cap Equity Portfolio Class I	77	270	479	1,083

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.

In general, the Portfolio emphasizes large capitalization stocks, but also may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000® Index but below $3 billion in market capitalization and/or securities of foreign companies in developed countries.The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Portfolio’s investment strategies. The derivatives in which the Portfolio may invest include futures, and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the sub-adviser (“Sub-Adviser”) focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Sub-Adviser’s assessment of what a security is worth. The Sub-Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time for each stock under analysis. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.81% and Worst quarter: 4th, 2008, (25.97)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING UBS U.S. Large Cap Equity Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I		(2.56%)	(2.35%)	1.80%	Nov 28, 1997
S&P 500 Index	[1]	2.11%	(0.25%)	2.92%
Russell 1000 Index	[1]	1.50%	(0.02%)	3.34%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class S2 Shares | ING American Century Small-Mid Cap Value Portfolio

ING American Century Small-Mid Cap Value Portfolio

INVESTMENT OBJECTIVES

The Portfolio seeks long-term capital growth.
Income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING American Century Small-Mid Cap Value Portfolio Class S2
Management Fee	[1]	1.00%
Distribution and/or Shareholder Services (12b-1) Fee	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.10%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	1.71%
Waivers and Reimbursements	[1][3]	(0.36%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.35%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.42% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.08)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it. Lastly, the distributor is obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING American Century Small-Mid Cap Value Portfolio Class S2	137	504	894	1,989

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 109% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The sub-adviser (“Sub-Adviser”) defines small-capitalization companies to include those with a market capitalization no larger than that of the largest company in the S&P SmallCap 600 Index or the Russell 2000® Index and mid-capitalization companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The Portfolio may invest up to 20% of its assets in companies outside these two capitalization ranges, measured at the time of purchase.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and its stock price has risen to, or is higher than, a level the Sub-Adviser believes more accurately reflects the company’s fair value. The Sub-Adviser uses a multi-capitalization approach under which one of its teams of portfolio managers focuses on investments in the securities of small-capitalization companies and the second focuses on selecting investments in securities of mid-capitalization companies for the Portfolio.

Equity securities include common stocks, preferred stocks, and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks, and stocks or stock index futures contracts.

The Portfolio may invest a portion of its assets in derivative instruments, including futures contracts, for cash management purposes. The Portfolio may also invest a portion of its assets in foreign securities, debt obligations of governments and their agencies, and other similar securities.

The Sub-Adviser may also sell stocks from the Portfolio’s investment portfolio if it believes: a stock no longer meets its valuation criteria; a stock’s risk parameters outweigh its return opportunity; more attractive alternatives are identified; or specific events alter a stock’s prospects.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.61% and Worst quarter: 4th, 2008, (20.34)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING American Century Small-Mid Cap Value Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(3.33%)			27.06%		Feb 27, 2009
Class S2 Russell 2500TM Value Index	[1]	(3.36%)			27.74%	[2]
Class S2 S&P Small Cap 600/Citigroup Value Index	[1]	(1.38%)			28.06%	[2]
Class S	[3]	(3.31%)	2.56%		6.74%		May 1, 2002
Class S Russell 2500TM Value Index	[1]	(3.36%)	(0.58%)		6.33%	[2]
Class S S&P Small Cap 600/Citigroup Value Index	[1]	(1.38%)	0.12%		5.61%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Baron Growth Portfolio

ING Baron Growth Portfolio

(formerly, ING Baron Small Cap Growth Portfolio)

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Baron Growth Portfolio Class S2
Management Fee	[1]	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	1.50%
Waivers and Reimbursements	[1][3]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.40%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.49% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Baron Growth Portfolio Class S2	143	464	809	1,782

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-sized growth companies with market capitalizations of under $2.5 billion as measured at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio will not sell positions just because their market values have increased. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their original market capitalizations.

The Portfolio may invest up to 20% in foreign securities, including American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.38% and Worst quarter: 4th, 2008, (27.00)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Baron Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		2.05%			28.37%		Feb 27, 2009
Class S2 Russell 2000 Growth Index	[1]	(2.91%)			28.50%	[2]
Class S2 Russell 2000 Index	[1]	(4.18%)			27.26%	[2]
Class S	[3]	2.06%	1.57%		7.36%		May 1, 2002
Class S Russell 2000 Growth Index	[1]	(2.91%)	2.09%		5.09%	[2]
Class S Russell 2000 Index	[1]	(4.18%)	0.15%		5.29%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Columbia Small Cap Value II Portfolio

ING Columbia Small Cap Value II Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Columbia Small Cap Value II Portfolio Class S2
Management Fee	[1]	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.05%
Total Annual Portfolio Operating Expenses	[1]	1.40%
Waivers and Reimbursements	[1][2]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.30%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.55% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.00)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it. Lastly, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Columbia Small Cap Value II Portfolio Class S2	132	433	756	1,671

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index (which measures the performance of the small-cap value segment of the U.S. equity universe), at the time of purchase, that the sub-adviser (“Sub-Adviser”) believes are undervalued and have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The market capitalization of companies in the Russell 2000® Value Index as of December 31, 2011, ranged from $36.5 million and $3.7 billion.

The Portfolio may invest up to 20% of its total assets in foreign securities and depositary receipts. The Portfolio may invest in real estate investment trusts. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”); convertible securities; initial public offerings; and derivatives, including options on securities, options on stock indices, covered calls, secured put options, and over-the-counter options. The Portfolio may use derivatives to seek: to enhance its return; to protect against changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations; to protect its unrealized gains reflected in the value of its portfolio securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

The Sub-Adviser combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Portfolio. The management team considers, among other things: businesses that are believed to be fundamentally sound, attractively priced and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value (the Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); a company’s current operating margins relative to its historic range and future potential; and potential indicators of stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or anticipated improvements in macroeconomic factors. Additionally, the management team uses analytical tools to monitor the risk profile of the Portfolio.

The Sub-Adviser may sell a security when its price reaches a target set by the team, if the Sub-Adviser believes there is deterioration in the company’s financial circumstances or fundamental prospects, when the Sub-Adviser believes other investments are more attractive or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. If the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2007-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 21.41% and Worst quarter: 4th, 2008, (24.26)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Columbia Small Cap Value II Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(2.88%)			27.01%		Feb 27, 2009
Class S2 Russell 2000 Value Index	[1]	(5.50%)			25.94%	[2]
Class S	[3]	(2.84%)	0.48%		0.76%		May 1, 2006
Class S Russell 2000 Value Index	[1]	(5.50%)	(1.87%)		(0.23%)	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Davis New York Venture Portfolio

ING Davis New York Venture Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Davis New York Venture Portfolio Class S2
Management Fee	[1][2]	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	[1][2]	0.50%
Administrative Services Fee	[1][2]	0.10%
Other Expenses	[1][2]	0.06%
Total Annual Portfolio Operating Expenses	[1][2]	1.46%
Waivers and Reimbursements	[1][2][3]	(0.31%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1][2]	1.15%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Based on Class I shares' expenses adjusted for contractual differences.
[3]	The adviser is contractually obligated to limit expenses to 1.15% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it. Lastly, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Davis New York Venture Portfolio Class S2	117	431	768	1,720

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value.

Over the years, the Sub-Adviser has developed a list of characteristics that it believes allow companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the Sub-Adviser searches for companies that demonstrate a majority or an appropriate mix of these characteristics: first class management; a proven track record, significant alignment of interest in business, and intelligent application of capital; strong financial condition and satisfactory profitability, a strong balance sheet, low cost structure, and high return on capital; and strong competitive positioning for the long term, non-obsolescent products/services, dominant or growing market share, and global presence and brand names.

The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The Sub-Adviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. The Portfolio historically has invested a significant portion of its assets in the financial services sector.

The Sub-Adviser will consider selling a company’s stock if the stock’s market price exceeds the Sub-Adviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s stock is no longer attractive.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Headline To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted for the higher expenses of Class S2 shares. Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.60% and Worst quarter: 4th, 2008, (24.24)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Davis New York Venture Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class S	[1]	(4.77%)	(2.46%)	1.78%	Dec 10, 2001
S&P 500 Index	[2]	2.11%	(0.25%)	2.92%
[1]	(adjusted)
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class S2 Shares | ING Invesco Van Kampen Comstock Portfolio

ING Invesco Van Kampen Comstock Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital growth and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Invesco Van Kampen Comstock Portfolio Class S2
Management Fee	[1][2]	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1][2]	0.50%
Administrative Services Fee	[1][2]	0.10%
Other Expenses	[1][2]	0.06%
Total Annual Portfolio Operating Expenses	[1][2]	1.26%
Waivers and Reimbursements	[1][2][3]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1][2]	1.16%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Based on Class I shares' expenses adjusted for contractual differences.
[3]	The adviser is contractually obligated to limit expenses to 1.21% of Class S2 shares through May 1, 2013. There is no guarantee this obligation will continue after May 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fee waivers pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.004)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it. Lastly, the distributor is contractually obligated to waive 10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Invesco Van Kampen Comstock Portfolio Class S2	118	390	682	1,514

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio primarily invests in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. Additionally, the Portfolio may invest up to 15% of its assets in real estate investment trusts. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the sub-adviser (“Sub-Adviser”) to possess the potential for capital growth and income.

The Portfolio may invest up to 25% of its assets in securities of foreign issuers. The Portfolio may also invest in American Depositary Receipts without limitation and may purchase and sell certain derivative instruments, such as options, forward contracts, futures, and options on futures, for various portfolio management purposes including to seek to hedge against currency risk. The Portfolio generally holds up to 10% of its assets in high-quality short-term debt securities and investment-grade corporate debt securities in order to provide liquidity.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring, or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio’s style of investment presents a risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in companies of any market capitalization. The securities of medium- or small-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than larger companies. Thus, to the extent the Sub-Adviser invests in medium- and small-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in securities of larger companies.

Portfolio securities are typically sold when the Sub-Adviser’s assessment of the capital growth and income potential for such securities materially changes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted for the higher expenses of Class S2 shares. Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 19.03% and Worst quarter: 4th, 2008, (23.28)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Invesco Van Kampen Comstock Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S	[1]	(2.23%)	(2.24%)		3.13%		May 1, 2002
Russell 1000 Value Index	[2]	0.39%	(2.64%)		3.98%	[3]
S&P 500 Index	[2]	2.11%	(0.25%)		3.66%	[3]
[1]	(adjusted)
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Shares | ING Invesco Van Kampen Equity and Income Portfolio

ING Invesco Van Kampen Equity and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks total return, consisting of long-term capital appreciation and current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Invesco Van Kampen Equity and Income Portfolio Class S2
Management Fee	[1]	0.55%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	1.20%
Waivers and Reimbursements	[1][3]	(0.14%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.06%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.05% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Invesco Van Kampen Equity and Income Portfolio Class S2	108	367	646	1,442

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy.

The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks, and convertible securities) and investment-grade quality debt securities. Investment-grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Services, Inc. or unrated securities determined by the sub-adviser (“Sub-Adviser”) to be of comparable quality. The composition of the Portfolio’s investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio’s investment objective.

The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that the Sub-Adviser believes offer the potential for income and long-term growth of capital. The Sub-Adviser seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio’s style of investment presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

The Portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities.

Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio’s investment performance. In an effort to reduce the Portfolio’s overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Sub-Adviser focuses on large-capitalization companies, although the Portfolio may invest in companies of any size.

Portfolio securities are typically sold when the assessments of the Sub-Adviser of income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The Portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, structured notes and other types of structured investments, and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management, and mitigate risks.

The Portfolio may invest in collateralized mortgage obligations and commercial mortgage-backed securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities, debt instruments, and/or money market instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2002-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 16.70% and Worst quarter: 3rd, 2002, (17.56)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Invesco Van Kampen Equity and Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(1.48%)			16.55%		Feb 27, 2009
Class S2 Russell 1000 Value Index	[1]	0.39%			23.30%	[2]
Class S2 Barclays Capital U.S. Government/Credit Index	[1]	8.74%			7.91%	[2]
Class S2 60% Russell 1000 Value Index/40% Barclays Capital U.S. Government/Credit Index	[1]	4.04%			17.40%	[2]
Class S	[3]	(1.48%)	1.17%	3.24%			Dec 10, 2001
Class S Russell 1000 Value Index	[1]	0.39%	(2.64%)	3.89%
Class S Barclays Capital U.S. Government/Credit Index	[1]	8.74%	6.55%	5.85%
Class S 60% Russell 1000 Value Index/40% Barclays Capital U.S. Government/Credit Index	[1]	4.04%	1.45%	5.07%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING JPMorgan Mid Cap Value Portfolio

ING JPMorgan Mid Cap Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks growth from capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING JPMorgan Mid Cap Value Portfolio Class S2
Management Fee	[1]	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.06%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	1.42%
Waivers and Reimbursements	[1][3]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.32%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.40% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING JPMorgan Mid Cap Value Portfolio Class S2	134	440	767	1,693

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The sub-adviser (“Sub-Adviser”) defines mid-capitalization companies as those companies with market capitalizations between $1 billion and $20 billion at the time of purchase. The Portfolio seeks to invest in equity securities that the Sub-Adviser believes to be be undervalued. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Market capitalization is the total market value of a company’s shares. Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Portfolio may invest in other equity securities, which include preferred stocks, convertible securities, and foreign securities, which may take the form of depositary receipts. The Portfolio also may use derivatives, which are instruments that have a value based on another instrument, exchange rate or index, as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash position. The Portfolio may also invest up to 15% in real estate investments trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening, and proprietary fundamental analysis. The Sub-Adviser’s investment philosophy is centered on the belief that companies possessing the ability to consistently generate free cash flow led by management teams that are effective allocators of capital have the greatest potential to grow intrinsic value per share. The Sub-Adviser conducts a comprehensive analysis evaluating the business, management, and financial factors for all potential investments. The Sub-Adviser, in conjunction with their assessment of valuation, will overlay their subjective analysis of business and management factors to form a view of the stock’s future potential. The research process is designed to uncover companies with predictable and durable business models deemed capable of achieving sustainable growth and to purchase them at a discount.

The Sub-Adviser may sell a security due to a change in the company’s fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The Sub-Adviser may sell a security due to opportunity cost. As a result, a new company may displace a current holding. Finally, the Sub-Adviser may sell a security due to extreme over valuation. While the Sub-Adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company’s fundamentals and future potential.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 17.85% and Worst quarter: 4th, 2008, (21.57)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING JPMorgan Mid Cap Value Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		1.67%			25.79%		Feb 27, 2009
Class S2 Russell Midcap Value Index	[1]	(1.38%)			30.02%	[2]
Class S	[3]	1.68%	1.37%		7.14%		May 1, 2002
Class S Russell Midcap Value Index	[1]	(1.38%)	0.04%		7.11%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Oppenheimer Global Portfolio

ING Oppenheimer Global Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Oppenheimer Global Portfolio Class S2
Management Fee	[1]	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.05%
Total Annual Portfolio Operating Expenses	[1]	1.25%
Waivers and Reimbursements	[1][2]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.15%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.20% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Oppenheimer Global Portfolio Class S2	117	387	677	1,502

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies.

The allocation of the Portfolio’s investment portfolio among different investments will vary over time based upon the sub-adviser’s (“Sub-Adviser’s”) evaluation of economic and market trends. The Portfolio’s investment portfolio might not always include all of the different types of investments described in this Prospectus. The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country, or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments, or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges, or in the foreign over-the-counter market.

The Portfolio’s investments include common stocks of foreign and domestic companies that the Sub-Adviser believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies may be applying new technology, new or improved distribution techniques, or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because the Sub-Adviser believes the price of their stock will increase over the long term.

The Portfolio may also invest in other equity instruments such as preferred stocks, warrants, and securities convertible into common stocks. In addition, the Portfolio may invest in derivative instruments, including options, futures, and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options). Derivatives may allow the Portfolio to increase or decrease its exposure to certain markets or risk. The Portfolio may use derivatives to seek to increase its investment return or for hedging purposes against certain market risks. The Portfolio can also buy debt securities. The Portfolio normally does not intend to invest more than 5% of its total assets in debt securities.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). In selecting securities for the Portfolio, the Sub-Adviser looks primarily for foreign and U.S. companies with high growth potential. The Sub-Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The Sub-Adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Sub-Adviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for: stocks of growth-oriented companies of any market capitalization worldwide; companies that stand to benefit from global growth trends; businesses with strong competitive positions and high demand for their products or services; and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Sub-Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Portfolio may invest up to 15% of its assets in illiquid or restricted securities. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 23.10% and Worst quarter: 4th, 2008, (21.56)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Oppenheimer Global Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(8.52%)			22.02%		Feb 27, 2009
Class S2 MSCI World IndexSM	[1]	(5.54%)			19.98%	[2]
Class S2 MSCI ACW IndexSM	[1]	(7.35%)			20.68%	[2]
Class S	[3]	(8.52%)	(1.47%)		4.72%		May 1, 2002
Class S MSCI World IndexSM	[1]	(5.54%)	(2.37%)		4.08%	[2]
Class S MSCI ACW IndexSM	[1]	(7.35%)	(1.93%)		4.65%	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING PIMCO Total Return Portfolio

ING PIMCO Total Return Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks maximum total return, consistent with capital preservation and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING PIMCO Total Return Portfolio Class S2
Management Fee	[1]	0.44%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Total Annual Portfolio Operating Expenses	[1]	1.08%
Waivers and Reimbursements	[1][2]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.98%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.98% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING PIMCO Total Return Portfolio Class S2	100	334	586	1,308

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 783% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index as calculated by the sub-adviser (“Sub-Adviser”).

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements or fixed-income instruments and reverse repurchase agreements or fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts, or swap agreements to generate income, to manage credit exposure, and as a substitute for physical securities.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated below investment-grade but rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services, or by Fitch Ratings or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in equity-related securities. Equity-related securities share characteristics of both debt and equity, such as convertibles and preferred stock. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign exposure may be obtained through both developed countries and countries with emerging securities markets. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to countries with emerging securities markets. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The total return sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 6.07% and Worst quarter: 3rd, 2008, (5.60)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING PIMCO Total Return Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		3.10%			9.33%		Feb 27, 2009
Class S2 BCAB Index	[1]	7.84%			7.66%	[2]
Class S	[3]	3.12%	6.28%		5.49%		May 1, 2002
Class S BCAB Index	[1]	7.84%	6.50%		5.76%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Pioneer High Yield Portfolio

ING Pioneer High Yield Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Pioneer High Yield Portfolio Class S2
Management Fee	[1][2]	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1][2]	0.50%
Administrative Services Fee	[1][2]	0.10%
Other Expenses	[1][2]	0.07%
Total Annual Portfolio Operating Expenses	[1][2]	1.27%
Waivers and Reimbursements	[1][2][3]	(0.16%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1][2]	1.11%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Based on Class I shares' expenses adjusted for contractual differences.
[3]	The adviser is contractually obligated to limit expenses to 1.15% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreements and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Pioneer High Yield Portfolio Class S2	113	387	682	1,520

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and may be considered speculative. The Portfolio may invest in high-yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.

The Portfolio’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed-rate, adjustable rate, floating rate, zero-coupon, contingent, deferred, payment in kind, and auction rate features. The Portfolio’s investments may include investments that allow for balloon payments or negative amortization payments. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities of the issuer. The Portfolio may also invest in event-linked bonds and credit default swaps.

The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets.

The Portfolio may invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer. The Portfolio also may invest in mortgage-related securities, including “sub-prime” mortgages and asset-backed securities, mortgage derivatives and structured securities. Consistent with its investment objective, the Portfolio invests in equity securities of U.S. and non-U.S. issuers when the sub-adviser (“Sub-Adviser”) believes they offer the potential for capital appreciation or to diversify the Portfolio’s investment portfolio. Equity securities may include common stocks, depositary receipts, warrants, rights, and other equity interests.The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), and in real estate investment trusts.

The Portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market prices of securities; interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage the portfolio characteristics.

The Sub-Adviser uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In determining whether an investment is appropriate for the Portfolio, the Sub-Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations and a security’s potential to provide income. From time to time, the Portfolio may invest more than 25% of its assets in the same market segment.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio’s investment portfolio, the Sub-Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. The Sub-Adviser adjusts sector weightings to reflect its outlook on the market for high-yield securities, rather than using a fixed sector allocation. The Sub-Adviser makes these adjustments periodically as part of its ongoing review of the Portfolio’s investment portfolio.

Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Zero-Coupon Bonds and Pay-in-Kind Securities Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted for the higher expenses of Class S2 shares. Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 28.69% and Worst quarter: 4th, 2008, (20.90)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Pioneer High Yield Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S	[1]	(1.13%)	7.70%		7.80%		Jan 20, 2006
BoA/ML HYM II Index	[2]	4.38%	7.34%		7.89%	[3]
BoA/ML ACSQ Index	[2]	(6.87%)	2.90%		4.31%	[3]
[1]	(adjusted)
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio

ING T. Rowe Price Diversified Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING T. Rowe Price Diversified Mid Cap Growth Portfolio Class S2
Management Fee	[1]	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Total Annual Portfolio Operating Expenses	[1]	1.28%
Waivers and Reimbursements	[1][2]	(0.13%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.15%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.15% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING T. Rowe Price Diversified Mid Cap Growth Portfolio Class S2	117	393	690	1,534

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the Standard and Poor’s MidCap 400 Index (the “Indices”) at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. As of December 31, 2011 the smallest company in the Russell Midcap® Growth Index had a market capitalization of $117.3 million and the largest had a market capitalization of $20.5 billion. As of December 31, 2011 the smallest company in the Standard and Poor’s MidCap 400 Index had a market capitalization of $499.1 million and the largest had a market capitalization of $8.1 billion. The sub-adviser (“Sub-Adviser”) focuses on mid-sized companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-sized companies. The market capitalization of the companies in the Portfolio and the Indices will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage.

Valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate, are also considered. Most holdings are expected to have relatively low dividend yields.

In pursuing its investment objective, the Sub-Adviser has the discretion to deviate from the Portfolio’s normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for substantial appreciation. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, to a limited extent, other securities may also be purchased, including foreign stocks, futures, and forward foreign currency exchange contracts, in keeping with the Portfolio’s investment objective. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2002-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2003, 19.92% and Worst quarter: 4th, 2008, (27.64)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING T. Rowe Price Diversified Mid Cap Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(4.07%)			27.90%		Feb 27, 2009
Class S2 S&P MidCap 400 Index	[1]	(1.73%)			28.63%	[2]
Class S2 Russell Midcap Growth Index	[1]	(1.65%)			29.08%	[2]
Class S	[3]	(4.05%)	2.72%	3.98%			Dec 10, 2001
Class S S&P MidCap 400 Index	[1]	(1.73%)	3.32%	7.04%
Class S Russell Midcap Growth Index	[1]	(1.65%)	2.44%	5.29%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING T. Rowe Price Growth Equity Portfolio

ING T. Rowe Price Growth Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth,
and secondarily, increasing dividend income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING T. Rowe Price Growth Equity Portfolio Class S2
Management Fee	[1]	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Total Annual Portfolio Operating Expenses	[1]	1.24%
Waivers and Reimbursements	[1][2]	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.13%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.15% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Also, the adviser is contractually obligated to further waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, these management fee waivers for the Portfolio would be (0.01)%. There is no guarantee that these management fee waivers will continue after May 1, 2013. These management fee waivers will only renew if the adviser elects to renew them. Lastly, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING T. Rowe Price Growth Equity Portfolio Class S2	115	383	670	1,490

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio concentrates its investments in growth companies. The sub-adviser (“Sub-Adviser”) seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, the Sub-Adviser seeks companies with a lucrative niche in the economy that the Sub-Adviser believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Sub-Adviser believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may also purchase, to a limited extent, foreign stocks, hybrid securities, futures, and forward foreign currency exchange contracts, in keeping with its objectives. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio’s investments in foreign securities are limited to 30% of the Portfolio’s assets.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

In pursuing its investment objectives, the Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for substantial appreciation. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2002-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2003, 16.14% and Worst quarter: 4th, 2008, (23.63)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING T. Rowe Price Growth Equity Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(1.48%)			22.31%		Feb 27, 2009
Class S2 S&P 500 Index	[1]	2.11%			23.44%	[2]
Class S	[3]	(1.45%)	0.58%	2.97%			Dec 10, 2001
Class S S&P 500 Index	[1]	2.11%	(0.25%)	2.92%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Templeton Foreign Equity Portfolio

ING Templeton Foreign Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital growth.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Templeton Foreign Equity Portfolio Class S2
Management Fee	[1]	0.79%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.09%
Total Annual Portfolio Operating Expenses	[1]	1.48%
Waivers and Reimbursements	[1][2]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.38%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.38% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Templeton Foreign Equity Portfolio Class S2	140	458	798	1,760

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Equity securities include common stocks, preferred stocks, and convertible securities. Convertible securities are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Portfolio also invests in depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Portfolio may use certain derivative strategies seeking to protect its assets, implement a cash or tax management strategy, or enhance its returns.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

When choosing equity investments for the Portfolio, the sub-adviser (“Sub-Adviser”) applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, profit margins and liquidation value.

In selecting securities for the Portfolio, the Sub-Adviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2007-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 25.93% and Worst quarter: 3rd, 2011, (21.31)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Templeton Foreign Equity Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(12.34%)			17.04%		Feb 27, 2009
Class S2 MSCI ACW IndexSM Ex-U.S.	[1]	(13.71%)			19.11%	[2]
Class S2 MSCI EAFE Index	[1]	(12.14%)			16.50%	[2]
Class S	[3]	(12.34%)	(3.11%)		0.54%		Jan 12, 2006
Class S MSCI ACW IndexSM Ex-U.S.	[1]	(13.71%)	(2.92%)		1.48%	[2]
Class S MSCI EAFE Index	[1]	(12.14%)	(4.72%)		(0.13%)	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Thornburg Value Portfolio

ING Thornburg Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation,
and secondarily, current income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Thornburg Value Portfolio Class S2
Management Fee	[1]	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.07%
Total Annual Portfolio Operating Expenses	[1]	1.32%
Waivers and Reimbursements	[1][2]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.22%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.30% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Thornburg Value Portfolio Class S2	124	408	714	1,582

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily (at least 65% of its net assets) in domestic equity securities (primarily common stocks but may also include convertible securities) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity, and debt securities and domestic debt securities which, in the opinion of the sub-adviser (“Sub-Adviser”), offer prospects for meeting the Portfolio’s investment goal.

The Sub-Adviser intends to invest on an opportunistic basis, where it believes there is intrinsic value not recognized by the marketplace. The Portfolio seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners and emerging franchises when the Sub-Adviser believes these issues are value priced. The relative proportions of these different types of securities will vary over time. The Portfolio seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

The Sub-Adviser primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio’s selection criteria, relates to both current and projected measures. Among the specific factors considered by the Sub-Adviser in identifying undervalued securities for inclusion in the Portfolio are: price/earnings ratio; undervalued assets; price to book value; relative earnings growth potential; price/cash flow ratio; industry growth potential; debt/capital ratio; industry leadership; dividend yield; dividend growth potential; dividend history; franchise value; security and consistency of revenue stream; and potential for favorable developments.

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

  Basic Value - stocks of companies which, in the Sub-Adviser’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.
  Consistent Earners - stocks of companies which, in the Sub-Adviser’s opinion, are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.
  Emerging Franchises - value-priced companies that, in the Sub-Adviser’s opinion, are in the process of establishing a leading position in a product, service or market and which the Sub-Adviser expects will grow, or continue to grow, at an above-average rate. Under normal conditions the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in Basic Value or Consistent Earners.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when the Sub-Adviser believes them to be more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality. The Portfolio may also invest in American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations and changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2002-2010) and Class S2 shares’ performance (2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 27.62% and Worst quarter: 3rd, 2011, (22.02)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Thornburg Value Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(13.39%)			(4.06%)		Mar 8, 2010
Class S2 S&P 500 Index	[1]	2.11%			9.56%	[2]
Class S	[3]	(13.43%)	(2.35%)	0.41%			Dec 10, 2001
Class S S&P 500 Index	[1]	2.11%	(0.25%)	2.92%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING UBS U.S. Large Cap Equity Portfolio

ING UBS U.S. Large Cap Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital and future income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING UBS U.S. Large Cap Equity Portfolio Class S2
Management Fee	[1][2]	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	[1][2]	0.50%
Administrative Services Fee	[1][2]	0.10%
Other Expenses	[1][2]	0.09%
Total Annual Portfolio Operating Expenses	[1][2]	1.39%
Waivers and Reimbursements	[1][2][3]	(0.24%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1][2]	1.15%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Based on Class I shares' expenses adjusted for contractual differences.
[3]	The adviser is contractually obligated to limit expenses to 1.15% of Class S2 shares through May 1, 2013. There is no guarantee that this obligation will continue after May 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation are not eligible for recoupment. This obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING UBS U.S. Large Cap Equity Portfolio Class S2	117	416	738	1,648

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.

In general, the Portfolio emphasizes large capitalization stocks, but also may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000® Index but below $3 billion in market capitalization and/or securities of foreign companies in developed countries.The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Portfolio’s investment strategies. The derivatives in which the Portfolio may invest include futures, and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the sub-adviser (“Sub-Adviser”) focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Sub-Adviser’s assessment of what a security is worth. The Sub-Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time for each stock under analysis. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted for the higher expenses of Class S2 shares. Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.76% and Worst quarter: 4th, 2008, (26.14)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING UBS U.S. Large Cap Equity Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class S	[1]	(2.85%)	(2.76%)	1.39%	Dec 10, 2001
S&P 500 Index	[2]	2.11%	(0.25%)	2.92%
Russell 1000 Index	[2]	1.50%	(0.02%)	3.34%
[1]	(adjusted)
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.

Class ADV, S Shares | ING Fidelity VIP Contrafund Portfolio

ING Fidelity® VIP Contrafund® Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Fidelity VIP Contrafund Portfolio		Class ADV	Class S
Management Fees	[1][2][3]	0.56%	0.56%
Distribution and/or Shareholder Services (12b-1) Fees	[1][2]	0.50%	0.25%
Administrative Services Fees	[1][2]	0.10%	0.10%
Shareholder Services Fee	[1][2][4]	0.25%	0.25%
Other Expenses	[1][2]	0.12%	0.12%
Total Annual Portfolio Operating Expenses	[1][2]	1.53%	1.28%
Waivers and Reimbursements	[1][2][5]	(0.08%)	(0.08%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1][2]	1.45%	1.20%
[1]	The Portfolio's expense ratios have been adjusted to reflect current contractual rates.
[2]	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity VIP Contrafund Portfolio ("Master Fund").
[3]	Based on the management fee of the Master Fund of 0.56%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
[4]	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
[5]	The adviser is contractually obligated to limit expenses to 0.55% and 0.30% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Master Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Fidelity VIP Contrafund Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	148	476	827	1,817
Class S	122	398	695	1,538

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund II, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund invests in securities of companies whose value the Master Fund’s adviser (“Adviser”) or sub-adviser (“Sub-Adviser”) believes is not fully recognized by the public. The types of companies in which the Master Fund may invest include companies experiencing positive fundamental change, companies whose earnings potential has increased or is expected to increase more than generally perceived; and the companies that are undervalued in relation to securities of other companies in the same industry. The Master Fund’s Adviser or Sub-Adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. The Master Fund’s assets are allocated across different market sectors, using different portfolio managers. Additionally, the Master Fund’s Adviser or Sub-Adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.60% and Worst quarter: 4th, 2008, (23.25)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Fidelity VIP Contrafund Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(3.31%)	0.15%		4.17%		Nov 15, 2004
Class S		(3.10%)	0.39%		4.44%		Nov 15, 2004
S&P 500 Index	[1]	2.11%	(0.25%)		3.63%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Fidelity VIP Equity-Income Portfolio

ING Fidelity® VIP Equity-Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio’s goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Fidelity VIP Equity-Income Portfolio		Class ADV	Class S
Management Fees	[1][2][3]	0.46%	0.46%
Distribution and/or Shareholder Services (12b-1) Fees	[1][2]	0.50%	0.25%
Administrative Services Fees	[1][2]	0.10%	0.10%
Shareholder Services Fees	[1][2][4]	0.25%	0.25%
Other Expenses	[1][2]	0.25%	0.25%
Total Annual Portfolio Operating Expenses	[1][2]	1.56%	1.31%
Waivers and Reimbursements	[1][2][5]	(0.20%)	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1][2]	1.36%	1.11%
[1]	The Portfolio's expense ratios have been adjusted to reflect current contractual rates.
[2]	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity VIP Equity-Income Portfolio ("Master Fund").
[3]	Based on the management fee of the Master Fund of 0.46%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
[4]	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
[5]	The adviser is contractually obligated to limit expenses to 0.55% and 0.30% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Master Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Fidelity VIP Equity-Income Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	138	473	831	1,839
Class S	113	395	699	1,562

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund, a registered open-end investment company. In turn, the Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Master Fund normally invests primarily in income-producing equity securities, which tend to lead to investments in large cap value stocks. Investments can potentially include other types of equity securities and debt securities, including lower-quality debt securities. The Master Fund’s adviser (“Adviser”) or sub-adviser (“Sub-Adviser”) may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Master Fund would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Master Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.42% and Worst quarter: 4th, 2008, (24.46)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Fidelity VIP Equity-Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		0.14%	(3.27%)		1.18%		Nov 15, 2004
Class S		0.33%	(3.04%)		1.48%		Nov 15, 2004
Russell 3000 Value Index	[1]	(0.10%)	(2.58%)		3.14%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Fidelity VIP Mid Cap Portfolio

ING Fidelity® VIP Mid Cap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Fidelity VIP Mid Cap Portfolio		Class ADV	Class S
Management Fees	[1][2][3]	0.56%	0.56%
Distribution and/or Shareholder Services (12b-1) Fees	[1][2]	0.50%	0.25%
Administrative Services Fees	[1][2]	0.10%	0.10%
Shareholder Services Fees	[1][2][4]	0.25%	0.25%
Other Expenses	[1][2]	0.17%	0.17%
Total Annual Portfolio Operating Expenses	[1][2]	1.58%	1.33%
Waivers and Reimbursements	[1][2][5]	(0.12%)	(0.12%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1][2]	1.46%	1.21%
[1]	The Portfolio's expense ratios have been adjusted to reflect current contractual rates.
[2]	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity VIP Mid Cap Portfolio ("Master Fund").
[3]	Based on the management fee of the Master Fund of 0.56%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
[4]	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
[5]	The adviser is contractually obligated to limit expenses to 0.55% and 0.30% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Master Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Fidelity VIP Mid Cap Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	149	487	849	1,868
Class S	123	410	717	1,591

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Variable Insurance Products III, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (which, for the purposes of the Master Fund are defined as those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index). Investments can potentially include companies with smaller or larger market capitalizations. The Master Fund’s Adviser or Sub-Adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. Additionally, the Master Fund’s Adviser or Sub-Adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Portfolio, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.08% and Worst quarter: 4th, 2008, (23.79)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Fidelity VIP Mid Cap Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(11.30%)	1.65%		5.88%		Nov 15, 2004
Class S		(11.11%)	1.91%		6.16%		Nov 15, 2004
S&P MidCap 400 Index	[1]	(1.73%)	3.32%		6.90%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Shares | ING Fidelity VIP Contrafund Portfolio

ING Fidelity® VIP Contrafund® Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Fidelity VIP Contrafund Portfolio Class S2
Management Fee	[1][2][3]	0.56%
Distribution and/or Shareholder Services (12b-1) Fees	[1][2]	0.50%
Administrative Services Fee	[1][2]	0.10%
Shareholder Services Fee	[1][2][4]	0.25%
Other Expenses	[1][2]	0.12%
Total Annual Portfolio Operating Expenses	[1][2]	1.53%
Waivers and Reimbursements	[1][2][5]	(0.18%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1][2]	1.35%
[1]	The Portfolio's expense ratios have been adjusted to reflect current contractual rates.
[2]	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and the Fidelity VIP Contrafund Portfolio ("Master Fund").
[3]	Based on the management fee of the Master Fund of 0.56%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
[4]	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
[5]	The adviser is contractually obligated to limit expenses to 0.45% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Master Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will renew only if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Fidelity VIP Contrafund Portfolio Class S2	137	466	817	1,808

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund II, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund invests in securities of companies whose value the Master Fund’s adviser (“Adviser”) or sub-adviser (“Sub-Adviser”) believes is not fully recognized by the public. The types of companies in which the Master Fund may invest include companies experiencing positive fundamental change, companies whose earnings potential has increased or is expected to increase more than generally perceived; and the companies that are undervalued in relation to securities of other companies in the same industry. The Master Fund’s Adviser or Sub-Adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. The Master Fund’s assets are allocated across different market sectors, using different portfolio managers. Additionally, the Master Fund’s Adviser or Sub-Adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2005-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.78% and Worst quarter: 4th, 2008, (23.26)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Fidelity VIP Contrafund Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(3.29%)			14.27%		May 28, 2009
Class S2 S&P 500 Index	[1]	2.11%			15.26%	[2]
Class S	[3]	(3.25%)	0.24%		4.29%		Nov 15, 2004
Class S S&P 500 Index	[1]	2.11%	(0.25%)		3.63%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Fidelity VIP Equity-Income Portfolio

ING Fidelity® VIP Equity-Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio’s goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Fidelity VIP Equity-Income Portfolio Class S2
Management Fee	[1][2][3]	0.46%
Distribution and/or Shareholder Services (12b-1) Fees	[1][2]	0.50%
Administrative Services Fee	[1][2]	0.10%
Shareholder Services Fee	[1][2][4]	0.25%
Other Expenses	[1][2]	0.25%
Total Annual Portfolio Operating Expenses	[1][2]	1.56%
Waivers and Reimbursements	[1][2][5]	(0.30%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1][2]	1.26%
[1]	The Portfolio's expense ratios have been adjusted to reflect current contractual rates.
[2]	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and the Fidelity VIP Equity-Income Portfolio ("Master Fund").
[3]	Based on the management fee of the Master Fund of 0.46%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
[4]	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
[5]	The adviser is contractually obligated to limit expenses to 0.45% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Master Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will renew only if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Fidelity VIP Equity-Income Portfolio Class S2	128	463	822	1,831

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund, a registered open-end investment company. In turn, the Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Master Fund normally invests primarily in income-producing equity securities, which tend to lead to investments in large cap value stocks. Investments can potentially include other types of equity securities and debt securities, including lower-quality debt securities. The Master Fund’s adviser (“Adviser”) or sub-adviser (“Sub-Adviser”) may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Master Fund would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Master Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2005-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.61% and Worst quarter: 4th, 2008, (24.44)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Fidelity VIP Equity-Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		0.08%			14.74%		May 28, 2009
Class S2 Russell 3000 Value Index	[1]	(0.10%)			14.67%	[2]
Class S	[3]	0.19%	(3.18%)		1.33%		Nov 15, 2004
Class S Russell 3000 Value Index	[1]	(0.10%)	(2.58%)		3.14%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Fidelity VIP Mid Cap Portfolio

ING Fidelity® VIP Mid Cap Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Fidelity VIP Mid Cap Portfolio Class S2
Management Fee	[1][2][3]	0.56%
Distribution and/or Shareholder Services (12b-1) Fees	[1][3]	0.50%
Administrative Services Fee	[1][3]	0.10%
Shareholder Services Fee	[1][3][4]	0.25%
Other Expenses	[1][3]	0.17%
Total Annual Portfolio Operating Expenses	[1][3]	1.58%
Waivers and Reimbursements	[1][3][5]	(0.22%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1][3]	1.36%
[1]	The Portfolio's expense ratios have been adjusted to reflect current contractual rates.
[2]	Based on the management fee of the Master Fund of 0.56%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
[3]	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and the Fidelity VIP Mid Cap Portfolio ("Master Fund").
[4]	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
[5]	The adviser is contractually obligated to limit expenses to 0.45% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Master Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Fidelity VIP Mid Cap Portfolio Class S2	138	477	840	1,860

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Variable Insurance Products III, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (which, for the purposes of the Master Fund are defined as those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index). Investments can potentially include companies with smaller or larger market capitalizations. The Master Fund’s Adviser or Sub-Adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. Additionally, the Master Fund’s Adviser or Sub-Adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Portfolio, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2005-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.97% and Worst quarter: 4th, 2008, (23.81)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Fidelity VIP Mid Cap Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(11.19%)			13.88%		May 28, 2009
Class S2 S&P MidCap 400 Index	[1]	(1.73%)			19.55%	[2]
Class S	[3]	(11.24%)	1.76%		6.00%		Nov 15, 2004
Class S S&P MidCap 400 Index	[1]	(1.73%)	3.32%		6.90%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class ADV, S Shares | ING Solution Aggressive Growth Portfolio

ING Solution Aggressive Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution Aggressive Growth Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.02%	0.02%
Acquired Fund Fees and Expenses	[1]	0.81%	0.81%
Total Annual Portfolio Operating Expenses	[1][2]	1.53%	1.28%
Waivers and Reimbursements	[1][3]	(0.10%)	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.43%	1.18%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution Aggressive Growth Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	146	474	825	1,815
Class S	120	396	693	1,536

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31)

Best quarter: 4th, 2011, 8.58% and Worst quarter: 3rd, 2011, (16.45)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Solution Aggressive Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(5.29%)			1.87%		Apr 30, 2010
Class S		(5.05%)			2.19%		Apr 30, 2010
S&P Target Risk Aggressive Index	[1]	(1.58%)			4.63%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Solution Conservative Portfolio

ING Solution Conservative Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution Conservative Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.02%	0.02%
Acquired Fund Fees and Expenses	[1]	0.59%	0.59%
Total Annual Portfolio Operating Expenses	[1][2]	1.31%	1.06%
Waivers and Reimbursements	[1][3]	(0.10%)	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.21%	0.96%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution Conservative Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	123	405	709	1,570
Class S	98	327	575	1,285

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 25% in equity securities; and 75% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31)

Best quarter: 4th, 2011, 4.30% and Worst quarter: 3rd, 2011, (7.05)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Solution Conservative Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		0.09%			3.01%		Apr 30, 2010
Class S		0.28%			3.31%		Apr 30, 2010
S&P Target Risk Conservative Index	[1]	4.35%			5.03%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Solution Growth Portfolio

ING Solution Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution Growth Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.02%	0.02%
Acquired Fund Fees and Expenses	[1]	0.72%	0.72%
Total Annual Portfolio Operating Expenses	[1][2]	1.44%	1.19%
Waivers and Reimbursements	[1][3]	(0.10%)	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.34%	1.09%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution Growth Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	136	446	777	1,716
Class S	111	368	645	1,434

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 65% in equity securities; and 35% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolios assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.68% and Worst quarter: 4th, 2008, (17.55)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Solution Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(2.68%)			(2.26%)		Jul 2, 2007
Class S		(2.46%)			(1.89%)		Jul 2, 2007
S&P Target Risk Growth Index	[1]	1.30%			(0.03%)	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Solution Income Portfolio

ING Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution Income Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.03%	0.03%
Acquired Fund Fees and Expenses	[1]	0.60%	0.60%
Total Annual Portfolio Operating Expenses	[1][2]	1.33%	1.08%
Waivers and Reimbursements	[1][3]	(0.11%)	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.22%	0.97%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution Income Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	124	411	718	1,592
Class S	99	333	585	1,307

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 9.88% and Worst quarter: 4th, 2008, (9.56)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Solution Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		0.14%	2.21%		3.23%		Apr 29, 2005
Class S		0.35%	2.48%		3.50%		Apr 29, 2005
S&P Target Date Retirement Income Index	[1]	3.98%	3.12%		4.32%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class ADV, S Shares | ING Solution Moderate Portfolio

ING Solution Moderate Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution Moderate Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.02%	0.02%
Acquired Fund Fees and Expenses	[1]	0.62%	0.62%
Total Annual Portfolio Operating Expenses	[1][2]	1.34%	1.09%
Waivers and Reimbursements	[1][3]	(0.10%)	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.24%	0.99%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution Moderate Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	126	415	725	1,604
Class S	101	337	591	1,320

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 12.01% and Worst quarter: 4th, 2008, (13.03)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Solution Moderate Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(0.94%)			(0.09%)		Jul 2, 2007
Class S		(0.69%)			0.37%		Jul 2, 2007
S&P Target Risk Moderate Index	[1]	2.26%			1.30%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Solution 2015 Portfolio

ING Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution 2015 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.03%	0.03%
Acquired Fund Fees and Expenses	[1]	0.66%	0.66%
Total Annual Portfolio Operating Expenses	[1][2]	1.39%	1.14%
Waivers and Reimbursements	[1][3]	(0.11%)	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.28%	1.03%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution 2015 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	130	429	750	1,659
Class S	105	351	617	1,376

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.68% and Worst quarter: 4th, 2008, (15.64)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Solution 2015 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(0.90%)	0.41%		2.86%		Apr 29, 2005
Class S		(0.73%)	0.66%		3.13%		Apr 29, 2005
S&P Target Date 2015 Index	[1]	1.53%	2.26%		4.41%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class ADV, S Shares | ING Solution 2020 Portfolio

ING Solution 2020 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution 2020 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1][2]	0.07%	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.74%	0.74%
Total Annual Portfolio Operating Expenses	[1][3]	1.51%	1.26%
Waivers and Reimbursements	[1][4]	(0.15%)	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.36%	1.11%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution 2020 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	138	462	810	1,789
Class S	113	385	677	1,509

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class ADV, S Shares | ING Solution 2025 Portfolio

ING Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution 2025 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.03%	0.03%
Acquired Fund Fees and Expenses	[1]	0.74%	0.74%
Total Annual Portfolio Operating Expenses	[1][2]	1.47%	1.22%
Waivers and Reimbursements	[1][3]	(0.11%)	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.36%	1.11%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution 2025 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	138	454	792	1,748
Class S	113	376	660	1,468

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.51% and Worst quarter: 4th, 2008, (19.56)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Solution 2025 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(3.37%)	(1.09%)		2.27%		Apr 29, 2005
Class S		(3.10%)	(0.82%)		2.54%		Apr 29, 2005
S&P Target Date 2025 Index	[1]	(0.28%)	1.31%		4.23%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class ADV, S Shares | ING Solution 2030 Portfolio

ING Solution 2030 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution 2030 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1][2]	0.07%	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.81%	0.81%
Total Annual Portfolio Operating Expenses	[1][3]	1.58%	1.33%
Waivers and Reimbursements	[1][4]	(0.15%)	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.43%	1.18%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution 2030 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	146	484	846	1,866
Class S	120	407	714	1,588

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class ADV, S Shares | ING Solution 2035 Portfolio

ING Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution 2035 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.03%	0.03%
Acquired Fund Fees and Expenses	[1]	0.80%	0.80%
Total Annual Portfolio Operating Expenses	[1][2]	1.53%	1.28%
Waivers and Reimbursements	[1][3]	(0.11%)	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.42%	1.17%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution 2035 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	145	473	824	1,814
Class S	119	395	692	1,536

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.00% and Worst quarter: 4th, 2008, (21.31)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Solution 2035 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(4.90%)	(1.70%)		2.19%		Apr 29, 2005
Class S		(4.61%)	(1.43%)		2.47%		Apr 29, 2005
S&P Target Date 2035 Index	[1]	(1.71%)	0.33%		3.84%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class ADV, S Shares | ING Solution 2040 Portfolio

ING Solution 2040 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution 2040 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1][2]	0.07%	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.85%	0.85%
Total Annual Portfolio Operating Expenses	[1][3]	1.62%	1.37%
Waivers and Reimbursements	[1][4]	(0.15%)	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.47%	1.22%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution 2040 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	150	496	867	1,909
Class S	124	419	736	1,633

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives including futures and swaps(including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class ADV, S Shares | ING Solution 2045 Portfolio

ING Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution 2045 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.03%	0.03%
Acquired Fund Fees and Expenses	[1]	0.81%	0.81%
Total Annual Portfolio Operating Expenses	[1][2]	1.54%	1.29%
Waivers and Reimbursements	[1][3]	(0.11%)	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.43%	1.18%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution 2045 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	146	476	829	1,825
Class S	120	398	697	1,547

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.31% and Worst quarter: 4th, 2008, (23.14)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Solution 2045 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(5.42%)	(2.28%)		2.14%		Apr 29, 2005
Class S		(5.14%)	(2.04%)		2.39%		Apr 29, 2005
S&P Target Date 2045 Index	[1]	(2.56%)	(0.27%)			[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[3]
MSCI EAFE Index	[4]	(12.14%)	(4.72%)		2.19%	[3]
BCAB Index	[1]	7.84%	6.50%		5.75%	[3]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The inception date of the S&P Target Date 2045 Index is May 31, 2005.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.
[4]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class ADV, S Shares | ING Solution 2050 Portfolio

ING Solution 2050 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution 2050 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1][2]	0.07%	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.85%	0.85%
Total Annual Portfolio Operating Expenses	[1][3]	1.62%	1.37%
Waivers and Reimbursements	[1][4]	(0.15%)	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.47%	1.22%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution 2050 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	150	496	867	1,909
Class S	124	419	736	1,633

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class ADV, S Shares | ING Solution 2055 Portfolio

ING Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Solution 2055 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.03%	0.03%
Acquired Fund Fees and Expenses	[1]	0.81%	0.81%
Total Annual Portfolio Operating Expenses	[1][2]	1.54%	1.29%
Waivers and Reimbursements	[1][3]	(0.11%)	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.43%	1.18%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Solution 2055 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	146	476	829	1,825
Class S	120	398	697	1,547

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class ADV and Class S shares’ performance for the first full calendar year of operations and changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV and Class S shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV and Class S shares. The Class ADV and Class S shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV and Class S shares’ performance because of the higher expenses paid by Class ADV and Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31)

Best quarter: 4th, 2011, 9.00% and Worst quarter: 3rd, 2011, (16.99)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Solution 2055 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(5.45%)			3.80%		Mar 8, 2010
Class S		(5.13%)			4.04%		Mar 8, 2010
S&P Target Date 2045 Index	[1]	(2.56%)			7.30%	[2]
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Solution Aggressive Growth Portfolio

ING Solution Aggressive Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution Aggressive Growth Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.02%
Acquired Fund Fees and Expenses	[1]	0.81%
Total Annual Portfolio Operating Expenses	[1][2]	1.03%
Waivers and Reimbursements	[1][3]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.93%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution Aggressive Growth Portfolio Class I	95	318	559	1,250

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31)

Best quarter: 4th, 2011, 8.73% and Worst quarter: 3rd, 2011, (16.38)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Solution Aggressive Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(4.84%)			2.44%		Apr 30, 2010
S&P Target Risk Aggressive Index	[1]	(1.58%)			4.63%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Solution Conservative Portfolio

ING Solution Conservative Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution Conservative Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.02%
Acquired Fund Fees and Expenses	[1]	0.59%
Total Annual Portfolio Operating Expenses	[1][2]	0.81%
Waivers and Reimbursements	[1][3]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.71%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution Conservative Portfolio Class I	73	249	440	992

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 25% in equity securities; and 75% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31)

Best quarter: 4th, 2011, 4.46% and Worst quarter: 3rd, 2011, (6.88)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Solution Conservative Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		0.69%			3.62%		Apr 30, 2010
S&P Target Risk Conservative Index	[1]	4.35%			5.03%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Solution Growth Portfolio

ING Solution Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution Growth Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.02%
Acquired Fund Fees and Expenses	[1]	0.72%
Total Annual Portfolio Operating Expenses	[1][2]	0.94%
Waivers and Reimbursements	[1][3]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.84%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution Growth Portfolio Class I	86	290	510	1,146

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 65% in equity securities; and 35% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolios assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.66% and Worst quarter: 4th, 2008, (17.60)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Solution Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(2.17%)			(1.60%)		Jul 2, 2007
S&P Target Risk Growth Index	[1]	1.30%			(0.03%)	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Solution Income Portfolio

ING Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution Income Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.60%
Total Annual Portfolio Operating Expenses	[1][2]	0.83%
Waivers and Reimbursements	[1][3]	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.72%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution Income Portfolio Class I	74	254	450	1,015

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 10.02% and Worst quarter: 4th, 2008, (9.41)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Solution Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		0.54%	2.73%		3.76%		Apr 29, 2005
S&P Target Date Retirement Income Index	[1]	3.98%	3.12%		4.32%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class I Shares | ING Solution Moderate Portfolio

ING Solution Moderate Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution Moderate Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.02%
Acquired Fund Fees and Expenses	[1]	0.62%
Total Annual Portfolio Operating Expenses	[1][2]	0.84%
Waivers and Reimbursements	[1][3]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.74%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution Moderate Portfolio Class I	76	258	456	1,028

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 12.29% and Worst quarter: 4th, 2008, (13.01)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Solution Moderate Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(0.30%)			0.71%		Jul 2, 2007
S&P Target Risk Moderate Index	[1]	2.26%			1.30%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Solution 2015 Portfolio

ING Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution 2015 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.66%
Total Annual Portfolio Operating Expenses	[1][2]	0.89%
Waivers and Reimbursements	[1][3]	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.78%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution 2015 Portfolio Class I	80	273	482	1,086

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.79% and Worst quarter: 4th, 2008, (15.58)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Solution 2015 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(0.46%)	0.92%		3.39%		Apr 29, 2005
S&P Target Date 2015 Index	[1]	1.53%	2.26%		4.41%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class I Shares | ING Solution 2020 Portfolio

ING Solution 2020 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution 2020 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.74%
Total Annual Portfolio Operating Expenses	[1][3]	1.01%
Waivers and Reimbursements	[1][4]	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.86%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution 2020 Portfolio Class I	88	307	543	1,223

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class I Shares | ING Solution 2025 Portfolio

ING Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution 2025 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.74%
Total Annual Portfolio Operating Expenses	[1][2]	0.97%
Waivers and Reimbursements	[1][3]	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.86%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution 2025 Portfolio Class I	88	298	526	1,180

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.73% and Worst quarter: 4th, 2008, (19.43)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Solution 2025 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(2.92%)	(0.59%)		2.81%		Apr 29, 2005
S&P Target Date 2025 Index	[1]	(0.28%)	1.31%		4.23%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class I Shares | ING Solution 2030 Portfolio

ING Solution 2030 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution 2030 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.81%
Total Annual Portfolio Operating Expenses	[1][3]	1.08%
Waivers and Reimbursements	[1][4]	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.93%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution 2030 Portfolio Class I	95	329	581	1,304

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class I Shares | ING Solution 2035 Portfolio

ING Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution 2035 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.80%
Total Annual Portfolio Operating Expenses	[1][2]	1.03%
Waivers and Reimbursements	[1][3]	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.92%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution 2035 Portfolio Class I	94	317	558	1,249

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.09% and Worst quarter: 4th, 2008, (21.17)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Solution 2035 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(4.42%)	(1.19%)		2.72%		Apr 29, 2005
S&P Target Date 2035 Index	[1]	(1.71%)	0.33%		3.84%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class I Shares | ING Solution 2040 Portfolio

ING Solution 2040 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution 2040 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.85%
Total Annual Portfolio Operating Expenses	[1][3]	1.12%
Waivers and Reimbursements	[1][4]	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.97%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution 2040 Portfolio Class I	99	341	602	1,350

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives including futures and swaps(including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class I Shares | ING Solution 2045 Portfolio

ING Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution 2045 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.81%
Total Annual Portfolio Operating Expenses	[1][2]	1.04%
Waivers and Reimbursements	[1][3]	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.93%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution 2045 Portfolio Class I	95	320	563	1,261

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.55% and Worst quarter: 4th, 2008, (23.00)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Solution 2045 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(5.02%)	(1.82%)		2.65%		Apr 29, 2005
S&P Target Date 2045 Index	[1]	(2.56%)	(0.27%)			[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[3]
MSCI EAFE Index	[4]	(12.14%)	(4.72%)		2.19%	[3]
BCAB Index	[1]	7.84%	6.50%		5.75%	[3]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The inception date of the S&P Target Date 2045 Index is May 31, 2005.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.
[4]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class I Shares | ING Solution 2050 Portfolio

ING Solution 2050 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution 2050 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.85%
Total Annual Portfolio Operating Expenses	[1][3]	1.12%
Waivers and Reimbursements	[1][4]	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.97%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution 2050 Portfolio Class I	99	341	602	1,350

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class I Shares | ING Solution 2055 Portfolio

ING Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Solution 2055 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.81%
Total Annual Portfolio Operating Expenses	[1][2]	1.04%
Waivers and Reimbursements	[1][3]	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.93%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Solution 2055 Portfolio Class I	95	320	563	1,261

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31)

Best quarter: 4th, 2011, 9.15% and Worst quarter: 3rd, 2011, (16.89)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Solution 2055 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(4.91%)			4.28%		Mar 8, 2010
S&P Target Date 2045 Index	[1]	(2.56%)			7.30%	[2]
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Shares | ING Solution Aggressive Growth Portfolio

ING Solution Aggressive Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution Aggressive Growth Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.02%
Acquired Fund Fees and Expenses	[1]	0.81%
Total Annual Portfolio Operating Expenses	[1][2]	1.53%
Waivers and Reimbursements	[1][3]	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.33%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution Aggressive Growth Portfolio Class S2	135	464	815	1,807

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as "junk bonds;" floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31)

Best quarter: 4th, 2011, 8.65% and Worst quarter: 3rd, 2011, (16.48)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Solution Aggressive Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(5.18%)			2.05%		Apr 30, 2010
S&P Target Risk Aggressive Index	[1]	(1.58%)			4.63%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Shares | ING Solution Conservative Portfolio

ING Solution Conservative Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution Conservative Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.02%
Acquired Fund Fees and Expenses	[1]	0.59%
Total Annual Portfolio Operating Expenses	[1][2]	1.31%
Waivers and Reimbursements	[1][3]	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.11%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution Conservative Portfolio Class S2	113	395	699	1,562

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 25% in equity securities; and 75% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser ("Adviser") may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as "junk bonds;" floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31)

Best quarter: 4th, 2011, 4.29% and Worst quarter: 3rd, 2011, (6.95)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Solution Conservative Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		0.17%			3.13%		Apr 30, 2010
S&P Target Risk Conservative Index	[1]	4.35%			5.03%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Shares | ING Solution Growth Portfolio

ING Solution Growth Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution Growth Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.02%
Acquired Fund Fees and Expenses	[1]	0.72%
Total Annual Portfolio Operating Expenses	[1][2]	1.44%
Waivers and Reimbursements	[1][3]	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.24%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution Growth Portfolio Class S2	126	436	768	1,707

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 65% in equity securities; and 35% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolios assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser ("Adviser") may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as "junk bonds;" floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio's Class S2 shares' performance for the first full calendar year of operations and changes in the Portfolio's Class S shares' performance from year to year, and the table compares the Portfolio's Class S2 shares' and Class S shares' performance to the performance of a broad-based securities market index/indices for the same period. Class S shares performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares' performance would be higher than Class S2 shares' performance because of the higher expenses paid by Class S2 shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
The bar chart below shows the Portfolio's adjusted Class S shares' performance (2008-2010) and Class S2 shares' performance (2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.56% and Worst quarter: 4th, 2008, (17.83)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Solution Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(2.71%)			2.60%		Apr 30, 2010
Class S2 S&P Target Risk Growth Index	[1]	1.30%			4.76%	[2]
Class S	[3]	(2.61%)			(2.04%)		Jul 2, 2007
Class S S&P Target Risk Growth Index	[1]	1.30%			(0.03%)	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Solution Income Portfolio

ING Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution Income Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.60%
Total Annual Portfolio Operating Expenses	[1][2]	1.33%
Waivers and Reimbursements	[1][3]	(0.21%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.12%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution Income Portfolio Class S2	114	401	709	1,583

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser ("Adviser") may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long and short-term bonds; high-yield bonds commonly referred to as "junk bonds;" floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2006-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 9.95% and Worst quarter: 4th, 2008, (9.51)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Solution Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		0.25%			8.71%		May 28, 2009
Class S2 S&P Target Date Retirement Income Index	[1]	3.98%			8.89%	[2]
Class S2 Russell 3000 Index	[1]	1.03%			15.78%	[2]
Class S2 MSCI EAFE Index	[3]	(12.14%)			5.53%	[2]
Class S2 BCAB Index	[1]	7.84%			7.35%	[2]
Class S	[4]	0.21%	2.33%		3.35%		Apr 29, 2005
Class S S&P Target Date Retirement Income Index	[1]	3.98%	3.12%		4.32%	[3]
Class S Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
Class S MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
Class S BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[4]	(adjusted)

Class S2 Shares | ING Solution Moderate Portfolio

ING Solution Moderate Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution Moderate Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.02%
Acquired Fund Fees and Expenses	[1]	0.62%
Total Annual Portfolio Operating Expenses	[1][2]	1.34%
Waivers and Reimbursements	[1][3]	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.14%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution Moderate Portfolio Class S2	116	405	715	1,595

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser ("Adviser") may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as "junk bonds;" floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations and changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2008-2010) and Class S2 shares’ performance (2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 12.33% and Worst quarter: 4th, 2008, (13.12)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Solution Moderate Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(0.84%)			3.20%		Apr 30, 2010
Class S2 S&P Target Risk Moderate Index	[1]	2.26%			4.43%	[2]
Class S	[3]	(0.84%)			0.22%		Jul 2, 2007
Class S S&P Target Risk Moderate Index	[1]	2.26%			1.30%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Solution 2015 Portfolio

ING Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution 2015 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.66%
Total Annual Portfolio Operating Expenses	[1][2]	1.39%
Waivers and Reimbursements	[1][3]	(0.21%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.18%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution 2015 Portfolio Class S2	120	419	741	1,650

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S2 shares' and Class S shares' performance from year to year, and the table compares the Portfolio's Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares' performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2006-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.75% and Worst quarter: 4th, 2008, (15.62)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Solution 2015 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(0.83%)			10.46%		May 28, 2009
Class S2 S&P Target Date 2015 Index	[1]	1.53%			10.80%	[2]
Class S2 Russell 3000 Index	[1]	1.03%			15.78%	[2]
Class S2 MSCI EAFE Index	[3]	(12.14%)			5.53%	[2]
Class S2 BCAB Index	[1]	7.84%			7.35%	[2]
Class S	[4]	(0.88%)	0.51%		2.97%		Apr 29, 2005
Class S S&P Target Date 2015 Index	[1]	1.53%	2.26%		4.41%	[2]
Class S Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
Class S MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
Class S BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[4]	(adjusted)

Class S2 Shares | ING Solution 2020 Portfolio

ING Solution 2020 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution 2020 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.74%
Total Annual Portfolio Operating Expenses	[1][3]	1.51%
Waivers and Reimbursements	[1][4]	(0.25%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.26%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution 2020 Portfolio Class S2	128	453	800	1,780

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as "junk bonds;" floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class S2 Shares | ING Solution 2025 Portfolio

ING Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution 2025 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.74%
Total Annual Portfolio Operating Expenses	[1][2]	1.47%
Waivers and Reimbursements	[1][3]	(0.21%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.26%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution 2025 Portfolio Class S2	128	444	783	1,739

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 ("Target Date"). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2006-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.56% and Worst quarter: 4th, 2008, (19.51)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Solution 2025 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(3.23%)			11.33%		May 28, 2009
Class S2 S&P Target Date 2025 Index	[1]	(0.28%)			12.05%	[2]
Class S2 Russell 3000 Index	[1]	1.03%			15.78%	[2]
Class S2 MSCI EAFE Index	[3]	(12.14%)			5.53%	[2]
Class S2 BCAB Index	[1]	7.84%			7.35%	[2]
Class S	[4]	(3.24%)	(0.96%)		2.40%		Apr 29, 2005
Class S S&P Target Date 2025 Index	[1]	(0.28%)	1.31%		4.23%	[2]
Class S Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
Class S MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
Class S BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[4]	(adjusted)

Class S2 Shares | ING Solution 2030 Portfolio

ING Solution 2030 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution 2030 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.81%
Total Annual Portfolio Operating Expenses	[1][3]	1.58%
Waivers and Reimbursements	[1][4]	(0.25%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.33%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution 2030 Portfolio Class S2	135	474	837	1,857

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class S2 Shares | ING Solution 2035 Portfolio

ING Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution 2035 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.80%
Total Annual Portfolio Operating Expenses	[1][2]	1.53%
Waivers and Reimbursements	[1][3]	(0.21%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.32%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution 2035 Portfolio Class S2	134	463	814	1,806

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2006-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.06% and Worst quarter: 4th, 2008, (21.25)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Solution 2035 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(4.79%)			11.54%		May 28, 2009
Class S2 S&P Target Date 2035 Index	[1]	(1.71%)			12.60%	[2]
Class S2 Russell 3000 Index	[1]	1.03%			15.78%	[2]
Class S2 MSCI EAFE Index	[3]	(12.14%)			5.53%	[2]
Class S2 BCAB Index	[1]	7.84%			7.35%	[2]
Class S	[4]	(4.77%)	(1.59%)		2.31%		Apr 29, 2005
Class S S&P Target Date 2035 Index	[1]	(1.71%)	0.33%		3.84%	[2]
Class S Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
Class S MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
Class S BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[4]	(adjusted)

Class S2 Shares | ING Solution 2040 Portfolio

ING Solution 2040 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution 2040 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.85%
Total Annual Portfolio Operating Expenses	[1][3]	1.62%
Waivers and Reimbursements	[1][4]	(0.25%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.37%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution 2040 Portfolio Class S2	139	487	858	1,901

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives including futures and swaps(including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class S2 Shares | ING Solution 2045 Portfolio

ING Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution 2045 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.81%
Total Annual Portfolio Operating Expenses	[1][2]	1.54%
Waivers and Reimbursements	[1][3]	(0.21%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.33%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution 2045 Portfolio Class S2	135	466	820	1,817

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2006-2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.54% and Worst quarter: 4th, 2008, (23.09)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Solution 2045 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(5.38%)			11.79%		May 28, 2009
Class S2 S&P Target Date 2045 Index	[1]	(2.56%)			12.70%	[2]
Class S2 Russell 3000 Index	[1]	1.03%			15.78%	[2]
Class S2 MSCI EAFE Index	[3]	(12.14%)			5.53%	[2]
Class S2 BCAB Index	[1]	7.84%			7.35%	[2]
Class S	[4]	(5.27%)	(2.18%)		2.24%		Apr 29, 2005
Class S S&P Target Date 2045 Index	[1]	(2.56%)	(0.27%)			[5]
Class S Russell 3000 Index	[1]	1.03%	(0.01%)		3.80%	[2]
Class S MSCI EAFE Index	[3]	(12.14%)	(4.72%)		2.19%	[2]
Class S BCAB Index	[1]	7.84%	6.50%		5.75%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[4]	(adjusted)
[5]	The inception date of the S&P Target Date 2045 Index is May 31, 2005.

Class S2 Shares | ING Solution 2050 Portfolio

ING Solution 2050 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution 2050 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.85%
Total Annual Portfolio Operating Expenses	[1][3]	1.62%
Waivers and Reimbursements	[1][4]	(0.25%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.37%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution 2050 Portfolio Class S2	139	487	858	1,901

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class S2 Shares | ING Solution 2055 Portfolio

ING Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Solution 2055 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.81%
Total Annual Portfolio Operating Expenses	[1][2]	1.54%
Waivers and Reimbursements	[1][3]	(0.21%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.33%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Solution 2055 Portfolio Class S2	135	466	820	1,817

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31)

Best quarter: 4th, 2011, 9.09% and Worst quarter: 3rd, 2011, (16.96)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Solution 2055 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(5.26%)			3.91%		Mar 8, 2010
S&P Target Date 2045 Index	[1]	(2.56%)			7.30%	[2]
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class T Shares | ING Solution Income Portfolio

ING Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Solution Income Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.60%
Total Annual Portfolio Operating Expenses	[1][2]	1.58%
Waivers and Reimbursements	[1][3]	(0.16%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.42%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Solution Income Portfolio Class T	145	483	845	1,865

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 9.80% and Worst quarter: 4th, 2008, (9.58)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class T Shares ING Solution Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class T		0.03%	2.01%		2.76%		Aug 31, 2005
S&P Target Date Retirement Income Index	[1]	3.98%	3.12%		3.96%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		2.79%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		1.20%	[2]
BCAB Index	[1]	7.84%	6.50%		5.73%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class T Shares | ING Solution 2015 Portfolio

ING Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Solution 2015 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.66%
Total Annual Portfolio Operating Expenses	[1][2]	1.64%
Waivers and Reimbursements	[1][3]	(0.16%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.48%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Solution 2015 Portfolio Class T	151	502	877	1,930

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.72% and Worst quarter: 4th, 2008, (15.62)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class T Shares ING Solution 2015 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class T		(1.12%)	0.21%		2.04%		Aug 31, 2005
S&P Target Date 2015 Index	[1]	1.53%	2.26%		3.84%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		2.79%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		1.20%	[2]
BCAB Index	[1]	7.84%	6.50%		5.73%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class T Shares | ING Solution 2020 Portfolio

ING Solution 2020 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Solution 2020 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.74%
Total Annual Portfolio Operating Expenses	[1][3]	1.76%
Waivers and Reimbursements	[1][4]	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.56%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Solution 2020 Portfolio Class T	159	535	935	2,057

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class T Shares | ING Solution 2025 Portfolio

ING Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Solution 2025 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.74%
Total Annual Portfolio Operating Expenses	[1][2]	1.72%
Waivers and Reimbursements	[1][3]	(0.16%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.56%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Solution 2025 Portfolio Class T	159	526	918	2,017

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.60% and Worst quarter: 4th, 2008, (19.56)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class T Shares ING Solution 2025 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class T		(3.44%)	(1.26%)		1.23%		Aug 31, 2005
S&P Target Date 2025 Index	[1]	(0.28%)	1.31%		3.50%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		2.79%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		1.20%	[2]
BCAB Index	[1]	7.84%	6.50%		5.73%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class T Shares | ING Solution 2030 Portfolio

ING Solution 2030 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Solution 2030 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.81%
Total Annual Portfolio Operating Expenses	[1][3]	1.83%
Waivers and Reimbursements	[1][4]	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.63%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Solution 2030 Portfolio Class T	166	556	972	2,132

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class T Shares | ING Solution 2035 Portfolio

ING Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Solution 2035 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.80%
Total Annual Portfolio Operating Expenses	[1][2]	1.78%
Waivers and Reimbursements	[1][3]	(0.16%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.62%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Solution 2035 Portfolio Class T	165	545	950	2,081

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.93% and Worst quarter: 4th, 2008, (21.30)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class T Shares ING Solution 2035 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class T		(5.06%)	(1.88%)		1.03%		Aug 31, 2005
S&P Target Date 2035 Index	[1]	(1.71%)	0.33%		3.01%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		2.79%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		1.20%	[2]
BCAB Index	[1]	7.84%	6.50%		5.73%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class T Shares | ING Solution 2040 Portfolio

ING Solution 2040 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Solution 2040 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.85%
Total Annual Portfolio Operating Expenses	[1][3]	1.87%
Waivers and Reimbursements	[1][4]	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.67%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Solution 2040 Portfolio Class T	170	568	992	2,174

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives including futures and swaps(including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class T Shares | ING Solution 2045 Portfolio

ING Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Solution 2045 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.81%
Total Annual Portfolio Operating Expenses	[1][2]	1.79%
Waivers and Reimbursements	[1][3]	(0.16%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.63%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Solution 2045 Portfolio Class T	166	548	955	2,092

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.31% and Worst quarter: 4th, 2008, (23.12)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class T Shares ING Solution 2045 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class T		(5.63%)	(2.48%)		0.77%		Aug 31, 2005
S&P Target Date 2045 Index	[1]	(2.56%)	(0.27%)		2.68%	[2]
Russell 3000 Index	[1]	1.03%	(0.01%)		2.79%	[2]
MSCI EAFE Index	[3]	(12.14%)	(4.72%)		1.20%	[2]
BCAB Index	[1]	7.84%	6.50%		5.73%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Class T Shares | ING Solution 2050 Portfolio

ING Solution 2050 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Solution 2050 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.85%
Total Annual Portfolio Operating Expenses	[1][3]	1.87%
Waivers and Reimbursements	[1][4]	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.67%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Solution 2050 Portfolio Class T	170	568	992	2,174

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class T Shares | ING Solution 2055 Portfolio

ING Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Solution 2055 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.81%
Total Annual Portfolio Operating Expenses	[1][2]	1.79%
Waivers and Reimbursements	[1][3]	(0.16%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.63%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Solution 2055 Portfolio Class T	166	548	955	2,092

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class T shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31)

Best quarter: 4th, 2011, 9.01% and Worst quarter: 3rd, 2011, (17.03)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class T Shares ING Solution 2055 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class T		(5.56%)			3.58%		Mar 8, 2010
S&P Target Date 2045 Index	[1]	(2.56%)			7.30%	[2]
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Index Solution Income Portfolio

ING Index Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Index Solution Income Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.04%	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.17%	0.92%
Waivers and Reimbursements	[1][3]	(0.12%)	(0.12%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.05%	0.80%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Index Solution Income Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	107	360	632	1,410
Class S	82	281	498	1,120

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 6.85% and Worst quarter: 3rd, 2011, (3.96)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Index Solution Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		2.35%			3.19%		Mar 10, 2008
Class S		2.73%			3.47%		Mar 10, 2008
S&P Target Date Retirement Income Index	[1]	3.98%			3.09%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Index Solution 2015 Portfolio

ING Index Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Index Solution 2015 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.04%	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.17%	0.92%
Waivers and Reimbursements	[1][3]	(0.12%)	(0.12%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.05%	0.80%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Index Solution 2015 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	107	360	632	1,410
Class S	82	281	498	1,120

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 3rd, 2009, 10.41% and Worst quarter: 3rd, 2011, (7.24)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Index Solution 2015 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		0.53%			1.81%		Mar 10, 2008
Class S		0.80%			2.07%		Mar 10, 2008
S&P Target Date 2015 Index	[1]	1.53%			2.47%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Index Solution 2020 Portfolio

ING Index Solution 2020 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Index Solution 2020 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1][2]	0.07%	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.46%	0.46%
Total Annual Portfolio Operating Expenses	[1][3]	1.23%	0.98%
Waivers and Reimbursements	[1][4]	(0.15%)	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.08%	0.83%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Index Solution 2020 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	110	375	661	1,475
Class S	85	297	527	1,188

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class ADV, S Shares | ING Index Solution 2025 Portfolio

ING Index Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Index Solution 2025 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.03%	0.03%
Acquired Fund Fees and Expenses	[1]	0.43%	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.16%	0.91%
Waivers and Reimbursements	[1][3]	(0.11%)	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.05%	0.80%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Index Solution 2025 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	107	358	628	1,399
Class S	82	279	493	1,109

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.76% and Worst quarter: 3rd, 2011, (11.97)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Index Solution 2025 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(1.75%)			0.74%		Mar 10, 2008
Class S		(1.55%)			0.98%		Mar 10, 2008
S&P Target Date 2025 Index	[1]	(0.28%)			1.67%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Index Solution 2030 Portfolio

ING Index Solution 2030 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Index Solution 2030 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1][2]	0.07%	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.45%	0.45%
Total Annual Portfolio Operating Expenses	[1][3]	1.22%	0.97%
Waivers and Reimbursements	[1][4]	(0.15%)	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.07%	0.82%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Index Solution 2030 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	109	372	656	1,464
Class S	84	294	522	1,176

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class ADV, S Shares | ING Index Solution 2035 Portfolio

ING Index Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Index Solution 2035 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.03%	0.03%
Acquired Fund Fees and Expenses	[1]	0.43%	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.16%	0.91%
Waivers and Reimbursements	[1][3]	(0.11%)	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.05%	0.80%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Index Solution 2035 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	107	358	628	1,399
Class S	82	279	493	1,109

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.11% and Worst quarter: 3rd, 2011, (14.95)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Index Solution 2035 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(3.46%)			(0.07%)		Mar 10, 2008
Class S		(3.26%)			0.18%		Mar 10, 2008
S&P Target Date 2035 Index	[1]	(1.71%)			0.72%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Index Solution 2040 Portfolio

ING Index Solution 2040 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Index Solution 2040 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1][2]	0.07%	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.45%	0.45%
Total Annual Portfolio Operating Expenses	[1][3]	1.22%	0.97%
Waivers and Reimbursements	[1][4]	(0.15%)	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.07%	0.82%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Index Solution 2040 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	109	372	656	1,464
Class S	84	294	522	1,176

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors,to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class ADV, S Shares | ING Index Solution 2045 Portfolio

ING Index Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Index Solution 2045 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.04%	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.17%	0.92%
Waivers and Reimbursements	[1][3]	(0.12%)	(0.12%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.05%	0.80%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Index Solution 2045 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	107	360	632	1,410
Class S	82	281	498	1,120

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.62% and Worst quarter: 3rd, 2011, (16.61)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Index Solution 2045 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(4.48%)			(0.73%)		Mar 10, 2008
Class S		(4.09%)			(0.44%)		Mar 10, 2008
S&P Target Date 2045 Index	[1]	(2.56%)			0.05%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class ADV, S Shares | ING Index Solution 2050 Portfolio

ING Index Solution 2050 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Index Solution 2050 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1][2]	0.07%	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.45%	0.45%
Total Annual Portfolio Operating Expenses	[1][3]	1.22%	0.97%
Waivers and Reimbursements	[1][4]	(0.15%)	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.07%	0.82%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Index Solution 2050 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	109	372	656	1,464
Class S	84	294	522	1,176

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class ADV, S Shares | ING Index Solution 2055 Portfolio

ING Index Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Class ADV, S Shares ING Index Solution 2055 Portfolio		Class ADV	Class S
Management Fees	[1]	0.10%	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	0.01%	0.01%
Acquired Fund Fees and Expenses	[1]	0.43%	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.14%	0.89%
Waivers and Reimbursements	[1][3]	(0.09%)	(0.09%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.05%	0.80%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class ADV, S Shares ING Index Solution 2055 Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	107	353	619	1,378
Class S	82	275	484	1,088

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire in 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31)

Best quarter: 4th, 2011, 8.63% and Worst quarter: 3rd, 2011, (16.55)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV, S Shares ING Index Solution 2055 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(4.40%)			3.78%		Mar 8, 2010
Class S		(4.17%)			4.02%		Mar 8, 2010
S&P Target Date 2045 Index	[1]	(2.56%)			7.30%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Index Solution Income Portfolio

ING Index Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Index Solution Income Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	0.67%
Waivers and Reimbursements	[1][3]	(0.12%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.55%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Index Solution Income Portfolio Class I	56	202	361	823

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 7.31% and Worst quarter: 3rd, 2011, (3.91)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Index Solution Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		2.99%			3.77%		Mar 10, 2008
S&P Target Date Retirement Income Index	[1]	3.98%			3.09%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Index Solution 2015 Portfolio

ING Index Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Index Solution 2015 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	0.67%
Waivers and Reimbursements	[1][3]	(0.12%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.55%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Index Solution 2015 Portfolio Class I	56	202	361	823

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 10.64% and Worst quarter: 3rd, 2011, (7.05)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Index Solution 2015 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		1.01%			2.31%		Mar 10, 2008
S&P Target Date 2015 Index	[1]	1.53%			2.47%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Index Solution 2020 Portfolio

ING Index Solution 2020 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Index Solution 2020 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.46%
Total Annual Portfolio Operating Expenses	[1][3]	0.73%
Waivers and Reimbursements	[1][4]	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.58%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Index Solution 2020 Portfolio Class I	59	218	391	892

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class I Shares | ING Index Solution 2025 Portfolio

ING Index Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Index Solution 2025 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	0.66%
Waivers and Reimbursements	[1][3]	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.55%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Index Solution 2025 Portfolio Class I	56	200	357	812

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.82% and Worst quarter: 3rd, 2011, (11.84)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Index Solution 2025 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(1.24%)			1.23%		Mar 10, 2008
S&P Target Date 2025 Index	[1]	(0.28%)			1.67%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Index Solution 2030 Portfolio

ING Index Solution 2030 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Index Solution 2030 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.45%
Total Annual Portfolio Operating Expenses	[1][3]	0.72%
Waivers and Reimbursements	[1][4]	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.57%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Index Solution 2030 Portfolio Class I	58	215	386	880

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class I Shares | ING Index Solution 2035 Portfolio

ING Index Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Index Solution 2035 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	0.66%
Waivers and Reimbursements	[1][3]	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.55%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Index Solution 2035 Portfolio Class I	56	200	357	812

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.17% and Worst quarter: 3rd, 2011, (14.88)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Index Solution 2035 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(3.06%)			0.40%		Mar 10, 2008
S&P Target Date 2035 Index	[1]	(1.71%)			0.72%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Index Solution 2040 Portfolio

ING Index Solution 2040 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Index Solution 2040 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.45%
Total Annual Portfolio Operating Expenses	[1][3]	0.72%
Waivers and Reimbursements	[1][4]	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.57%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Index Solution 2040 Portfolio Class I	58	215	386	880

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors,to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class I Shares | ING Index Solution 2045 Portfolio

ING Index Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Index Solution 2045 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	0.67%
Waivers and Reimbursements	[1][3]	(0.12%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.55%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Index Solution 2045 Portfolio Class I	56	202	361	823

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.85% and Worst quarter: 3rd, 2011, (16.44)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Index Solution 2045 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(3.92%)			(0.21%)		Mar 10, 2008
S&P Target Date 2045 Index	[1]	(2.56%)			0.05%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Index Solution 2050 Portfolio

ING Index Solution 2050 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Index Solution 2050 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.45%
Total Annual Portfolio Operating Expenses	[1][3]	0.72%
Waivers and Reimbursements	[1][4]	(0.15%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.57%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Index Solution 2050 Portfolio Class I	58	215	386	880

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class I Shares | ING Index Solution 2055 Portfolio

ING Index Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class I Shares ING Index Solution 2055 Portfolio Class I
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	0.64%
Waivers and Reimbursements	[1][3]	(0.09%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.55%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Index Solution 2055 Portfolio Class I	56	196	348	790

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire in 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31)

Best quarter: 4th, 2011, 8.78% and Worst quarter: 3rd, 2011, (16.44)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING Index Solution 2055 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		(3.93%)			4.32%		Mar 8, 2010
S&P Target Date 2045 Index	[1]	(2.56%)			7.30%	[2]
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Shares | ING Index Solution Income Portfolio

ING Index Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Index Solution Income Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.17%
Waivers and Reimbursements	[1][3]	(0.22%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.95%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Solution Income Portfolio Class S2	97	350	622	1,401

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 7.06% and Worst quarter: 3rd, 2011, (4.00)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Index Solution Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		2.52%			7.82%		May 28, 2009
Class S2 S&P Target Date Retirement Income Index	[1]	3.98%			8.89%	[2]
Class S	[3]	2.58%			3.32%		Mar 10, 2008
Class S S&P Target Date Retirement Income Index	[1]	3.98%			3.09%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Index Solution 2015 Portfolio

ING Index Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Index Solution 2015 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.17%
Waivers and Reimbursements	[1][3]	(0.22%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.95%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Solution 2015 Portfolio Class S2	97	350	622	1,401

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2009) and Class S2 shares’ performance (2010-211).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 10.48% and Worst quarter: 3rd, 2011, (7.10)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Index Solution 2015 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		0.69%			9.30%		May 28, 2009
Class S2 S&P Target Date 2015 Index	[1]	1.53%			10.80%	[2]
Class S	[3]	0.64%			1.92%		Mar 10, 2008
Class S S&P Target Date 2015 Index	[1]	1.53%			2.47%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Index Solution 2020 Portfolio

ING Index Solution 2020 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Index Solution 2020 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.46%
Total Annual Portfolio Operating Expenses	[1][3]	1.23%
Waivers and Reimbursements	[1][4]	(0.25%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.98%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Solution 2020 Portfolio Class S2	100	366	652	1,467

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class S2 Shares | ING Index Solution 2025 Portfolio

ING Index Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Index Solution 2025 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.16%
Waivers and Reimbursements	[1][3]	(0.21%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.95%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Solution 2025 Portfolio Class S2	97	348	618	1,390

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.82% and Worst quarter: 3rd, 2011, (11.95)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Index Solution 2025 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(1.70%)			10.82%		May 28, 2009
Class S2 S&P Target Date 2025 Index	[1]	(0.28%)			12.05%	[2]
Class S	[3]	(1.68%)			0.84%		Mar 10, 2008
Class S S&P Target Date 2025 Index	[1]	(0.28%)			1.67%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Index Solution 2030 Portfolio

ING Index Solution 2030 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Index Solution 2030 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.45%
Total Annual Portfolio Operating Expenses	[1][3]	1.22%
Waivers and Reimbursements	[1][4]	(0.25%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.97%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Solution 2030 Portfolio Class S2	99	362	646	1,455

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class S2 Shares | ING Index Solution 2035 Portfolio

ING Index Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Index Solution 2035 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.16%
Waivers and Reimbursements	[1][3]	(0.21%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.95%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Solution 2035 Portfolio Class S2	97	348	618	1,390

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 16.18% and Worst quarter: 3rd, 2011, (14.93)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Index Solution 2035 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(3.44%)			11.19%		May 28, 2009
Class S2 S&P Target Date 2035 Index	[1]	(1.71%)			12.60%	[2]
Class S	[3]	(3.41%)			0.03%		Mar 10, 2008
Class S S&P Target Date 2035 Index	[1]	(1.71%)			0.72%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Index Solution 2040 Portfolio

ING Index Solution 2040 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Index Solution 2040 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.45%
Total Annual Portfolio Operating Expenses	[1][3]	1.22%
Waivers and Reimbursements	[1][4]	(0.25%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.97%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Solution 2040 Portfolio Class S2	99	362	646	1,455

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors,to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class S2 Shares | ING Index Solution 2045 Portfolio

ING Index Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Index Solution 2045 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.17%
Waivers and Reimbursements	[1][3]	(0.22%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.95%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Solution 2045 Portfolio Class S2	97	350	622	1,401

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2009) and Class S2 shares’ performance (2010-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.68% and Worst quarter: 3rd, 2011, (16.62)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Index Solution 2045 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(4.32%)			11.92%		May 28, 2009
Class S2 S&P Target Date 2045 Index	[1]	(2.56%)			12.70%	[2]
Class S	[3]	(4.22%)			(0.58%)		Mar 10, 2008
Class S S&P Target Date 2045 Index	[1]	(2.56%)			0.05%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)

Class S2 Shares | ING Index Solution 2050 Portfolio

ING Index Solution 2050 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Index Solution 2050 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.45%
Total Annual Portfolio Operating Expenses	[1][3]	1.22%
Waivers and Reimbursements	[1][4]	(0.25%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.97%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Solution 2050 Portfolio Class S2	99	362	646	1,455

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class S2 Shares | ING Index Solution 2055 Portfolio

ING Index Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Index Solution 2055 Portfolio Class S2
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.14%
Waivers and Reimbursements	[1][3]	(0.19%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.95%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Solution 2055 Portfolio Class S2	97	343	609	1,369

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire in 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31)

Best quarter: 4th, 2011, 8.62% and Worst quarter: 3rd, 2011, (16.54)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class S2 Shares ING Index Solution 2055 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		(4.32%)			3.88%		Mar 8, 2010
S&P Target Date 2045 Index	[1]	(2.56%)			7.30%	[2]
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class T Shares | ING Index Solution Income Portfolio

ING Index Solution Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Index Solution Income Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.42%
Waivers and Reimbursements	[1][3]	(0.17%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.25%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Index Solution Income Portfolio Class T	127	433	760	1,687

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 6.50% and Worst quarter: 3rd, 2011, (4.00)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class T Shares ING Index Solution Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class T		2.20%			2.98%		Mar 10, 2008
S&P Target Date Retirement Income Index	[1]	3.98%			3.09%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class T Shares | ING Index Solution 2015 Portfolio

ING Index Solution 2015 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
+Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Index Solution 2015 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.42%
Waivers and Reimbursements	[1][3]	(0.17%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.25%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Index Solution 2015 Portfolio Class T	127	433	760	1,687

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 10.36% and Worst quarter: 3rd, 2011, (7.26)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class T Shares ING Index Solution 2015 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class T		0.38%			1.57%		Mar 10, 2008
S&P Target Date 2015 Index	[1]	1.53%			2.47%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class T Shares | ING Index Solution 2020 Portfolio

ING Index Solution 2020 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Index Solution 2020 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.46%
Total Annual Portfolio Operating Expenses	[1][3]	1.48%
Waivers and Reimbursements	[1][4]	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.28%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Index Solution 2020 Portfolio Class T	130	448	789	1,751

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class T Shares | ING Index Solution 2025 Portfolio

ING Index Solution 2025 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Index Solution 2025 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.41%
Waivers and Reimbursements	[1][3]	(0.16%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.25%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Index Solution 2025 Portfolio Class T	127	431	756	1,677

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 13.78% and Worst quarter: 3rd, 2011, (11.98)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class T Shares ING Index Solution 2025 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class T		(1.93%)			0.49%		Mar 10, 2008
S&P Target Date 2025 Index	[1]	(0.28%)			1.67%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class T Shares | ING Index Solution 2030 Portfolio

ING Index Solution 2030 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Index Solution 2030 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.45%
Total Annual Portfolio Operating Expenses	[1][3]	1.47%
Waivers and Reimbursements	[1][4]	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.27%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Index Solution 2030 Portfolio Class T	129	445	784	1,740

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class T Shares | ING Index Solution 2035 Portfolio

ING Index Solution 2035 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Index Solution 2035 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.41%
Waivers and Reimbursements	[1][3]	(0.16%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.25%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Index Solution 2035 Portfolio Class T	127	431	756	1,677

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.69% and Worst quarter: 3rd, 2011, (15.01)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class T Shares ING Index Solution 2035 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class T		(3.69%)			(0.32%)		Mar 10, 2008
S&P Target Date 2035 Index	[1]	(1.71%)			0.72%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class T Shares | ING Index Solution 2040 Portfolio

ING Index Solution 2040 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Index Solution 2040 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.45%
Total Annual Portfolio Operating Expenses	[1][3]	1.47%
Waivers and Reimbursements	[1][4]	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.27%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Index Solution 2040 Portfolio Class T	129	445	784	1,740

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors,to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class T Shares | ING Index Solution 2045 Portfolio

ING Index Solution 2045 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Index Solution 2045 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.42%
Waivers and Reimbursements	[1][3]	(0.17%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.25%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Index Solution 2045 Portfolio Class T	127	433	760	1,687

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.65% and Worst quarter: 3rd, 2011, (16.64)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class T Shares ING Index Solution 2045 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class T		(4.61%)			(0.93%)		Mar 10, 2008
S&P Target Date 2045 Index	[1]	(2.56%)			0.05%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class T Shares | ING Index Solution 2050 Portfolio

ING Index Solution 2050 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Index Solution 2050 Portfolio Class T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1][2]	0.07%
Acquired Fund Fees and Expenses	[1][2]	0.45%
Total Annual Portfolio Operating Expenses	[1][3]	1.47%
Waivers and Reimbursements	[1][4]	(0.20%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.27%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Index Solution 2050 Portfolio Class T	129	445	784	1,740

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Class T Shares | ING Index Solution 2055 Portfolio

ING Index Solution 2055 Portfolio

INVESTMENT OBJECTIVE

Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class T Shares ING Index Solution 2055 Portfolio CLass T
Management Fee	[1]	0.10%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.75%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.43%
Total Annual Portfolio Operating Expenses	[1][2]	1.39%
Waivers and Reimbursements	[1][3]	(0.14%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.25%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class T Shares ING Index Solution 2055 Portfolio CLass T	127	426	747	1,656

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire in 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class T shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31)

Best quarter: 4th, 2011, 8.56% and Worst quarter: 3rd, 2011, (16.59)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class T Shares ING Index Solution 2055 Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
CLass T		(4.59%)			3.56%		Mar 8, 2010
S&P Target Date 2045 Index	[1]	(2.56%)			7.30%	[2]
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Label	Element	12 Months Ended
		Value
Risk Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	ING PARTNERS INC
Central Index Key	dei_EntityCentralIndexKey	0001039001
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Class ADV, S Shares | ING American Century Small-Mid Cap Value Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING American Century Small-Mid Cap Value Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The sub-adviser (“Sub-Adviser”) defines small-capitalization companies to include those with a market capitalization no larger than that of the largest company in the S&P SmallCap 600 Index or the Russell 2000® Index and mid-capitalization companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The Portfolio may invest up to 20% of its assets in companies outside these two capitalization ranges, measured at the time of purchase.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and its stock price has risen to, or is higher than, a level the Sub-Adviser believes more accurately reflects the company’s fair value. The Sub-Adviser uses a multi-capitalization approach under which one of its teams of portfolio managers focuses on investments in the securities of small-capitalization companies and the second focuses on selecting investments in securities of mid-capitalization companies for the Portfolio.

Equity securities include common stocks, preferred stocks, and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks, and stocks or stock index futures contracts.

The Portfolio may invest a portion of its assets in derivative instruments, including futures contracts, for cash management purposes. The Portfolio may also invest a portion of its assets in foreign securities, debt obligations of governments and their agencies, and other similar securities.

The Sub-Adviser may also sell stocks from the Portfolio’s investment portfolio if it believes: a stock no longer meets its valuation criteria; a stock’s risk parameters outweigh its return opportunity; more attractive alternatives are identified; or specific events alter a stock’s prospects.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 /3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 20.70% and Worst quarter: 4th, 2008, (20.37)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING American Century Small-Mid Cap Value Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.71%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.45%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	148
3 Yrs	rr_ExpenseExampleYear03	513
5 Yrs	rr_ExpenseExampleYear05	904
10 Yrs	rr_ExpenseExampleYear10	1,998
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	35.08%
2004	rr_AnnualReturn2004	21.03%
2005	rr_AnnualReturn2005	7.65%
2006	rr_AnnualReturn2006	15.14%
2007	rr_AnnualReturn2007	(3.17%)
2008	rr_AnnualReturn2008	(26.69%)
2009	rr_AnnualReturn2009	35.20%
2010	rr_AnnualReturn2010	21.80%
2011	rr_AnnualReturn2011	(3.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.37%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.47%)
5 Yrs	rr_AverageAnnualReturnYear05	2.44%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class ADV, S Shares | ING American Century Small-Mid Cap Value Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.46%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	122
3 Yrs	rr_ExpenseExampleYear03	436
5 Yrs	rr_ExpenseExampleYear05	773
10 Yrs	rr_ExpenseExampleYear10	1,724
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.16%)
5 Yrs	rr_AverageAnnualReturnYear05	2.71%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class ADV, S Shares | ING American Century Small-Mid Cap Value Portfolio | Russell 2500TM Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.36%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.58%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%	[4],[5]
Class ADV, S Shares | ING American Century Small-Mid Cap Value Portfolio | S&P Small Cap 600/Citigroup Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.38%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.12%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%	[4],[5]
Class ADV, S Shares | ING Baron Growth Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Baron Growth Portfolio

		(formerly, ING Baron Small Cap Growth Portfolio)
Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-sized growth companies with market capitalizations of under $2.5 billion as measured at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio will not sell positions just because their market values have increased. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their original market capitalizations.

The Portfolio may invest up to 20% in foreign securities, including American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 20.43% and Worst quarter: 4th, 2008, (27.03)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Baron Growth Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.50%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	153
3 Yrs	rr_ExpenseExampleYear03	474
5 Yrs	rr_ExpenseExampleYear05	818
10 Yrs	rr_ExpenseExampleYear10	1,791
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	33.18%
2004	rr_AnnualReturn2004	27.58%
2005	rr_AnnualReturn2005	7.07%
2006	rr_AnnualReturn2006	15.02%
2007	rr_AnnualReturn2007	5.80%
2008	rr_AnnualReturn2008	(41.41%)
2009	rr_AnnualReturn2009	34.83%
2010	rr_AnnualReturn2010	26.24%
2011	rr_AnnualReturn2011	1.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.03%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.89%
5 Yrs	rr_AverageAnnualReturnYear05	1.46%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class ADV, S Shares | ING Baron Growth Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	397
5 Yrs	rr_ExpenseExampleYear05	686
10 Yrs	rr_ExpenseExampleYear10	1,511
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.22%
5 Yrs	rr_AverageAnnualReturnYear05	1.73%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class ADV, S Shares | ING Baron Growth Portfolio | Russell 2000 Growth Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.91%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.09%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%	[4],[5]
Class ADV, S Shares | ING Baron Growth Portfolio | Russell 2000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.18%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.15%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[4],[5]
Class ADV, S Shares | ING Columbia Small Cap Value II Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Columbia Small Cap Value II Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index (which measures the performance of the small-cap value segment of the U.S. equity universe), at the time of purchase, that the sub-adviser (“Sub-Adviser”) believes are undervalued and have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The market capitalization of companies in the Russell 2000® Value Index as of December 31, 2011, ranged from $36.5 million and $3.7 billion.

The Portfolio may invest up to 20% of its total assets in foreign securities and depositary receipts. The Portfolio may invest in real estate investment trusts. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”); convertible securities; initial public offerings; and derivatives, including options on securities, options on stock indices, covered calls, secured put options, and over-the-counter options. The Portfolio may use derivatives to seek: to enhance its return; to protect against changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations; to protect its unrealized gains reflected in the value of its portfolio securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

The Sub-Adviser combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Portfolio. The management team considers, among other things: businesses that are believed to be fundamentally sound, attractively priced and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value (the Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); a company’s current operating margins relative to its historic range and future potential; and potential indicators of stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or anticipated improvements in macroeconomic factors. Additionally, the management team uses analytical tools to monitor the risk profile of the Portfolio.

The Sub-Adviser may sell a security when its price reaches a target set by the team, if the Sub-Adviser believes there is deterioration in the company’s financial circumstances or fundamental prospects, when the Sub-Adviser believes other investments are more attractive or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. If the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 21.34% and Worst quarter: 4th, 2008, (24.25)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Columbia Small Cap Value II Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[7]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	143
3 Yrs	rr_ExpenseExampleYear03	443
5 Yrs	rr_ExpenseExampleYear05	766
10 Yrs	rr_ExpenseExampleYear10	1,680
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	2.73%
2008	rr_AnnualReturn2008	(34.22%)
2009	rr_AnnualReturn2009	24.28%
2010	rr_AnnualReturn2010	24.98%
2011	rr_AnnualReturn2011	(2.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.25%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.96%)
5 Yrs	rr_AverageAnnualReturnYear05	0.37%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Class ADV, S Shares | ING Columbia Small Cap Value II Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[7]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	117
3 Yrs	rr_ExpenseExampleYear03	365
5 Yrs	rr_ExpenseExampleYear05	633
10 Yrs	rr_ExpenseExampleYear10	1,398
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.69%)
5 Yrs	rr_AverageAnnualReturnYear05	0.63%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Class ADV, S Shares | ING Columbia Small Cap Value II Portfolio | Russell 2000 Value Index | Class ADV
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.50%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(1.87%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.87%)	[4],[5]
Class ADV, S Shares | ING Columbia Small Cap Value II Portfolio | Russell 2000 Value Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.50%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(1.87%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)	[4],[5]
Class ADV, S Shares | ING Davis New York Venture Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Davis New York Venture Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value.

Over the years, the Sub-Adviser has developed a list of characteristics that it believes allow companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the Sub-Adviser searches for companies that demonstrate a majority or an appropriate mix of these characteristics: first class management; a proven track record, significant alignment of interest in business, and intelligent application of capital; strong financial condition and satisfactory profitability, a strong balance sheet, low cost structure, and high return on capital; and strong competitive positioning for the long term, non-obsolescent products/services, dominant or growing market share, and global presence and brand names.

The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The Sub-Adviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. The Portfolio historically has invested a significant portion of its assets in the financial services sector.

The Sub-Adviser will consider selling a company’s stock if the stock’s market price exceeds the Sub-Adviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s stock is no longer attractive.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Headline To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 20.57% and Worst quarter: 4th, 2008, (24.26)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Davis New York Venture Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.46%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1],[8]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	441
5 Yrs	rr_ExpenseExampleYear05	777
10 Yrs	rr_ExpenseExampleYear10	1,728
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(24.79%)
2003	rr_AnnualReturn2003	40.31%
2004	rr_AnnualReturn2004	8.20%
2005	rr_AnnualReturn2005	3.63%
2006	rr_AnnualReturn2006	13.58%
2007	rr_AnnualReturn2007	3.91%
2008	rr_AnnualReturn2008	(39.35%)
2009	rr_AnnualReturn2009	31.20%
2010	rr_AnnualReturn2010	11.79%
2011	rr_AnnualReturn2011	(4.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.26%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.92%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.55%)
10 Yrs	rr_AverageAnnualReturnYear10	1.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class ADV, S Shares | ING Davis New York Venture Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1],[8]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	102
3 Yrs	rr_ExpenseExampleYear03	363
5 Yrs	rr_ExpenseExampleYear05	645
10 Yrs	rr_ExpenseExampleYear10	1,447
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.63%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.30%)
10 Yrs	rr_AverageAnnualReturnYear10	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class ADV, S Shares | ING Davis New York Venture Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	2.92%	[4]
Class ADV, S Shares | ING Global Bond Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Global Bond Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 590% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	590.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy.

The Portfolio may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The Portfolio may hedge its exposure to securities denominated in foreign currencies. The Portfolio may also borrow money from banks and invest the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). This investment technique is known as “leveraging.”

The Portfolio invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB- by Standard & Poor’s Rating Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The Portfolio may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-related securities, asset-backed securities, other securitized and structured debt products, private placements, sovereign debt, and other investment companies.

The Portfolio may also invest up to 5% of its assets in bank loans and in a combination of floating rate secured loans (“Senior Loans”) and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the Portfolio may invest a portion of its assets in high-yield debt securities rated below investment grade, the Portfolio will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade. The dollar-weighted average portfolio duration of the Portfolio will generally range between two and nine years.

The Portfolio may use derivatives, including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and options, among others, to seek to enhance return, to seek to hedge some of the risks of its investments in fixed-income securities, or as a substitute for a position in an underlying asset. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The investment process focuses on allocating assets among various sectors of the global bond markets and buying bonds at a discount to their intrinsic value. The sub-adviser (“Sub-Adviser”) utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 11.03% and Worst quarter: 4th, 2008, (10.16)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Global Bond Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[9]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.03%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	105
3 Yrs	rr_ExpenseExampleYear03	358
5 Yrs	rr_ExpenseExampleYear05	630
10 Yrs	rr_ExpenseExampleYear10	1,408
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	0.61%
2006	rr_AnnualReturn2006	7.99%
2007	rr_AnnualReturn2007	8.28%
2008	rr_AnnualReturn2008	(16.38%)
2009	rr_AnnualReturn2009	21.66%
2010	rr_AnnualReturn2010	15.22%
2011	rr_AnnualReturn2011	3.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.16%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.26%
5 Yrs	rr_AverageAnnualReturnYear05	5.56%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2004
Class ADV, S Shares | ING Global Bond Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[9]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.78%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	80
3 Yrs	rr_ExpenseExampleYear03	279
5 Yrs	rr_ExpenseExampleYear05	496
10 Yrs	rr_ExpenseExampleYear10	1,118
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.51%
5 Yrs	rr_AverageAnnualReturnYear05	5.81%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2004
Class ADV, S Shares | ING Global Bond Portfolio | BCGA Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.64%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.46%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%	[4],[5]
Class ADV, S Shares | ING Invesco Van Kampen Comstock Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Invesco Van Kampen Comstock Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital growth and income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio primarily invests in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. Additionally, the Portfolio may invest up to 15% of its assets in real estate investment trusts. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the sub-adviser (“Sub-Adviser”) to possess the potential for capital growth and income.

The Portfolio may invest up to 25% of its assets in securities of foreign issuers. The Portfolio may also invest in American Depositary Receipts without limitation and may purchase and sell certain derivative instruments, such as options, forward contracts, futures, and options on futures, for various portfolio management purposes including to seek to hedge against currency risk. The Portfolio generally holds up to 10% of its assets in high-quality short-term debt securities and investment-grade corporate debt securities in order to provide liquidity.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring, or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio’s style of investment presents a risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in companies of any market capitalization. The securities of medium- or small-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than larger companies. Thus, to the extent the Sub-Adviser invests in medium- and small-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in securities of larger companies.

Portfolio securities are typically sold when the Sub-Adviser’s assessment of the capital growth and income potential for such securities materially changes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 19.03% and Worst quarter: 4th, 2008, (23.26)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Invesco Van Kampen Comstock Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.26%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[10]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.26%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	128
3 Yrs	rr_ExpenseExampleYear03	400
5 Yrs	rr_ExpenseExampleYear05	692
10 Yrs	rr_ExpenseExampleYear10	1,523
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	29.34%
2004	rr_AnnualReturn2004	16.41%
2005	rr_AnnualReturn2005	3.20%
2006	rr_AnnualReturn2006	15.57%
2007	rr_AnnualReturn2007	(2.51%)
2008	rr_AnnualReturn2008	(36.64%)
2009	rr_AnnualReturn2009	28.22%
2010	rr_AnnualReturn2010	14.81%
2011	rr_AnnualReturn2011	(2.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.26%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.32%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.34%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class ADV, S Shares | ING Invesco Van Kampen Comstock Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[10]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.01%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	103
3 Yrs	rr_ExpenseExampleYear03	322
5 Yrs	rr_ExpenseExampleYear05	558
10 Yrs	rr_ExpenseExampleYear10	1,236
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.09%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.10%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class ADV, S Shares | ING Invesco Van Kampen Comstock Portfolio | Russell 1000 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.39%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.64%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%	[4],[5]
Class ADV, S Shares | ING Invesco Van Kampen Comstock Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%	[4],[5]
Class ADV, S Shares | ING Invesco Van Kampen Equity and Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Invesco Van Kampen Equity and Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return, consisting of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy.

The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks, and convertible securities) and investment-grade quality debt securities. Investment-grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Services, Inc. or unrated securities determined by the sub-adviser (“Sub-Adviser”) to be of comparable quality. The composition of the Portfolio’s investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio’s investment objective.

The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that the Sub-Adviser believes offer the potential for income and long-term growth of capital. The Sub-Adviser seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio’s style of investment presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

The Portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio’s investment performance. In an effort to reduce the Portfolio’s overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Sub-Adviser focuses on large-capitalization companies, although the Portfolio may invest in companies of any size.

Portfolio securities are typically sold when the assessments of the Sub-Adviser of income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The Portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, structured notes and other types of structured investments, and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management, and mitigate risks.

The Portfolio may invest in collateralized mortgage obligations and commercial mortgage-backed securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities, debt instruments, and/or money market instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 16.70% and Worst quarter: 3rd, 2002, (17.59)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Invesco Van Kampen Equity and Income Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.20%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[11]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.16%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	118
3 Yrs	rr_ExpenseExampleYear03	377
5 Yrs	rr_ExpenseExampleYear05	656
10 Yrs	rr_ExpenseExampleYear10	1,451
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.35%)
2003	rr_AnnualReturn2003	26.76%
2004	rr_AnnualReturn2004	10.35%
2005	rr_AnnualReturn2005	7.49%
2006	rr_AnnualReturn2006	12.12%
2007	rr_AnnualReturn2007	3.06%
2008	rr_AnnualReturn2008	(23.76%)
2009	rr_AnnualReturn2009	22.06%
2010	rr_AnnualReturn2010	11.77%
2011	rr_AnnualReturn2011	(1.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.59%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.58%)
5 Yrs	rr_AverageAnnualReturnYear05	1.08%
10 Yrs	rr_AverageAnnualReturnYear10	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class ADV, S Shares | ING Invesco Van Kampen Equity and Income Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[11]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.91%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	93
3 Yrs	rr_ExpenseExampleYear03	299
5 Yrs	rr_ExpenseExampleYear05	522
10 Yrs	rr_ExpenseExampleYear10	1,163
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.33%)
5 Yrs	rr_AverageAnnualReturnYear05	1.32%
10 Yrs	rr_AverageAnnualReturnYear10	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class ADV, S Shares | ING Invesco Van Kampen Equity and Income Portfolio | Russell 1000 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.39%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.64%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	3.89%	[4]
Class ADV, S Shares | ING Invesco Van Kampen Equity and Income Portfolio | Barclays Capital U.S. Government/Credit Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.74%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.55%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.85%	[4]
Class ADV, S Shares | ING Invesco Van Kampen Equity and Income Portfolio | 60% Russell 1000 Value Index/40% Barclays Capital U.S. Government/Credit Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.04%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.45%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.07%	[4]
Class ADV, S Shares | ING JPMorgan Mid Cap Value Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING JPMorgan Mid Cap Value Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks growth from capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The sub-adviser (“Sub-Adviser”) defines mid-capitalization companies as those companies with market capitalizations between $1 billion and $20 billion at the time of purchase. The Portfolio seeks to invest in equity securities that the Sub-Adviser believes to be be undervalued. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Market capitalization is the total market value of a company’s shares. Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Portfolio may invest in other equity securities, which include preferred stocks, convertible securities, and foreign securities, which may take the form of depositary receipts. The Portfolio also may use derivatives, which are instruments that have a value based on another instrument, exchange rate or index, as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash position. The Portfolio may also invest up to 15% in real estate investments trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening, and proprietary fundamental analysis. The Sub-Adviser’s investment philosophy is centered on the belief that companies possessing the ability to consistently generate free cash flow led by management teams that are effective allocators of capital have the greatest potential to grow intrinsic value per share. The Sub-Adviser conducts a comprehensive analysis evaluating the business, management, and financial factors for all potential investments. The Sub-Adviser, in conjunction with their assessment of valuation, will overlay their subjective analysis of business and management factors to form a view of the stock’s future potential. The research process is designed to uncover companies with predictable and durable business models deemed capable of achieving sustainable growth and to purchase them at a discount.

The Sub-Adviser may sell a security due to a change in the company’s fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The Sub-Adviser may sell a security due to opportunity cost. As a result, a new company may displace a current holding. Finally, the Sub-Adviser may sell a security due to extreme over valuation. While the Sub-Adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company’s fundamentals and future potential.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 17.92% and Worst quarter: 4th, 2008, (21.61)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING JPMorgan Mid Cap Value Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.42%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[12]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.42%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	145
3 Yrs	rr_ExpenseExampleYear03	449
5 Yrs	rr_ExpenseExampleYear05	776
10 Yrs	rr_ExpenseExampleYear10	1,702
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	29.68%
2004	rr_AnnualReturn2004	20.31%
2005	rr_AnnualReturn2005	8.11%
2006	rr_AnnualReturn2006	16.26%
2007	rr_AnnualReturn2007	2.06%
2008	rr_AnnualReturn2008	(33.17%)
2009	rr_AnnualReturn2009	25.34%
2010	rr_AnnualReturn2010	22.63%
2011	rr_AnnualReturn2011	1.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.61%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.60%
5 Yrs	rr_AverageAnnualReturnYear05	1.27%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class ADV, S Shares | ING JPMorgan Mid Cap Value Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[12]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.17%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	119
3 Yrs	rr_ExpenseExampleYear03	372
5 Yrs	rr_ExpenseExampleYear05	644
10 Yrs	rr_ExpenseExampleYear10	1,420
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.82%
5 Yrs	rr_AverageAnnualReturnYear05	1.51%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class ADV, S Shares | ING JPMorgan Mid Cap Value Portfolio | Russell Midcap Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.38%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.04%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%	[4],[5]
Class ADV, S Shares | ING Oppenheimer Global Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Oppenheimer Global Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies.

The allocation of the Portfolio’s investment portfolio among different investments will vary over time based upon the sub-adviser’s (“Sub-Adviser’s”) evaluation of economic and market trends. The Portfolio’s investment portfolio might not always include all of the different types of investments described in this Prospectus. The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country, or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments, or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges, or in the foreign over-the-counter market.

The Portfolio’s investments include common stocks of foreign and domestic companies that the Sub-Adviser believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies may be applying new technology, new or improved distribution techniques, or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because the Sub-Adviser believes the price of their stock will increase over the long term.

The Portfolio may also invest in other equity instruments such as preferred stocks, warrants, and securities convertible into common stocks. In addition, the Portfolio may invest in derivative instruments, including options, futures, and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options). Derivatives may allow the Portfolio to increase or decrease its exposure to certain markets or risk. The Portfolio may use derivatives to seek to increase its investment return or for hedging purposes against certain market risks. The Portfolio can also buy debt securities. The Portfolio normally does not intend to invest more than 5% of its total assets in debt securities.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). In selecting securities for the Portfolio, the Sub-Adviser looks primarily for foreign and U.S. companies with high growth potential. The Sub-Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The Sub-Adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Sub-Adviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for: stocks of growth-oriented companies of any market capitalization worldwide; companies that stand to benefit from global growth trends; businesses with strong competitive positions and high demand for their products or services; and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Sub-Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Portfolio may invest up to 15% of its assets in illiquid or restricted securities. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 23.10% and Worst quarter: 4th, 2008, (21.50)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Class ADV, S Shares | ING Oppenheimer Global Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[13]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	397
5 Yrs	rr_ExpenseExampleYear05	686
10 Yrs	rr_ExpenseExampleYear10	1,511
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	31.50%
2004	rr_AnnualReturn2004	14.71%
2005	rr_AnnualReturn2005	13.07%
2006	rr_AnnualReturn2006	17.36%
2007	rr_AnnualReturn2007	6.04%
2008	rr_AnnualReturn2008	(40.65%)
2009	rr_AnnualReturn2009	39.04%
2010	rr_AnnualReturn2010	15.42%
2011	rr_AnnualReturn2011	(8.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.50%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(8.60%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.59%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class ADV, S Shares | ING Oppenheimer Global Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[13]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	102
3 Yrs	rr_ExpenseExampleYear03	318
5 Yrs	rr_ExpenseExampleYear05	552
10 Yrs	rr_ExpenseExampleYear10	1,225
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(8.38%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.32%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class ADV, S Shares | ING Oppenheimer Global Portfolio | MSCI World IndexSM
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.54%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05	(2.37%)	[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%	[14],[5]
Class ADV, S Shares | ING Oppenheimer Global Portfolio | MSCI ACW IndexSM
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05	(1.93%)	[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%	[14],[5]
Class ADV, S Shares | ING PIMCO Total Return Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING PIMCO Total Return Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum total return, consistent with capital preservation and prudent investment management.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 783% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	783.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index as calculated by the sub-adviser (“Sub-Adviser”).

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements or fixed-income instruments and reverse repurchase agreements or fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts, or swap agreements to generate income, to manage credit exposure, and as a substitute for physical securities.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated below investment-grade but rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services, or by Fitch Ratings or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in equity-related securities. Equity-related securities share characteristics of both debt and equity, such as convertibles and preferred stock. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign exposure may be obtained through both developed countries and countries with emerging securities markets. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to countries with emerging securities markets. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The total return sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 5.97% and Worst quarter: 3rd, 2008, (5.60)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING PIMCO Total Return Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[15]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.08%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	110
3 Yrs	rr_ExpenseExampleYear03	343
5 Yrs	rr_ExpenseExampleYear05	595
10 Yrs	rr_ExpenseExampleYear10	1,317
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	3.86%
2004	rr_AnnualReturn2004	4.06%
2005	rr_AnnualReturn2005	1.80%
2006	rr_AnnualReturn2006	3.71%
2007	rr_AnnualReturn2007	9.25%
2008	rr_AnnualReturn2008	(0.54%)
2009	rr_AnnualReturn2009	12.32%
2010	rr_AnnualReturn2010	7.30%
2011	rr_AnnualReturn2011	2.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.60%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.95%
5 Yrs	rr_AverageAnnualReturnYear05	6.16%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class ADV, S Shares | ING PIMCO Total Return Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[15]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.83%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	85
3 Yrs	rr_ExpenseExampleYear03	265
5 Yrs	rr_ExpenseExampleYear05	460
10 Yrs	rr_ExpenseExampleYear10	1,025
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.25%
5 Yrs	rr_AverageAnnualReturnYear05	6.43%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class ADV, S Shares | ING PIMCO Total Return Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%	[4],[5]
Class ADV, S Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING T. Rowe Price Diversified Mid Cap Growth Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the Standard and Poor’s MidCap 400 Index (the “Indices”) at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. As of December 31, 2011 the smallest company in the Russell Midcap® Growth Index had a market capitalization of $117.3 million and the largest had a market capitalization of $20.5 billion. As of December 31, 2011 the smallest company in the Standard and Poor’s MidCap 400 Index had a market capitalization of $499.1 million and the largest had a market capitalization of $8.1 billion. The sub-adviser (“Sub-Adviser”) focuses on mid-sized companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-sized companies. The market capitalization of the companies in the Portfolio and the Indices will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage.

Valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate, are also considered. Most holdings are expected to have relatively low dividend yields.

In pursuing its investment objective, the Sub-Adviser has the discretion to deviate from the Portfolio’s normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for substantial appreciation. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, to a limited extent, other securities may also be purchased, including foreign stocks, futures, and forward foreign currency exchange contracts, in keeping with the Portfolio’s investment objective. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2003, 19.81% and Worst quarter: 4th, 2008, (27.57)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[16]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	403
5 Yrs	rr_ExpenseExampleYear05	699
10 Yrs	rr_ExpenseExampleYear10	1,543
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(30.32%)
2003	rr_AnnualReturn2003	44.29%
2004	rr_AnnualReturn2004	8.32%
2005	rr_AnnualReturn2005	8.64%
2006	rr_AnnualReturn2006	8.70%
2007	rr_AnnualReturn2007	12.71%
2008	rr_AnnualReturn2008	(43.35%)
2009	rr_AnnualReturn2009	45.55%
2010	rr_AnnualReturn2010	27.79%
2011	rr_AnnualReturn2011	(4.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.57%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.23%)
5 Yrs	rr_AverageAnnualReturnYear05	2.61%
10 Yrs	rr_AverageAnnualReturnYear10	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class ADV, S Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[16]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	102
3 Yrs	rr_ExpenseExampleYear03	325
5 Yrs	rr_ExpenseExampleYear05	566
10 Yrs	rr_ExpenseExampleYear10	1,257
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.89%)
5 Yrs	rr_AverageAnnualReturnYear05	2.88%
10 Yrs	rr_AverageAnnualReturnYear10	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class ADV, S Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | S&P MidCap 400 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.32%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	7.04%	[4]
Class ADV, S Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | Russell Midcap Growth Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.65%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.29%	[4]
Class ADV, S Shares | ING T. Rowe Price Growth Equity Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING T. Rowe Price Growth Equity Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, increasing dividend income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio concentrates its investments in growth companies. The sub-adviser (“Sub-Adviser”) seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, the Sub-Adviser seeks companies with a lucrative niche in the economy that the Sub-Adviser believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Sub-Adviser believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may also purchase, to a limited extent, foreign stocks, hybrid securities, futures, and forward foreign currency exchange contracts, in keeping with its objectives. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio’s investments in foreign securities are limited to 30% of the Portfolio’s assets.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

In pursuing its investment objectives, the Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for substantial appreciation. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2003, 16.09% and Worst quarter: 4th, 2008, (23.65)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING T. Rowe Price Growth Equity Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[17]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.23%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	125
3 Yrs	rr_ExpenseExampleYear03	392
5 Yrs	rr_ExpenseExampleYear05	680
10 Yrs	rr_ExpenseExampleYear10	1,499
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.70%)
2003	rr_AnnualReturn2003	30.26%
2004	rr_AnnualReturn2004	9.47%
2005	rr_AnnualReturn2005	5.66%
2006	rr_AnnualReturn2006	12.73%
2007	rr_AnnualReturn2007	9.36%
2008	rr_AnnualReturn2008	(42.51%)
2009	rr_AnnualReturn2009	42.28%
2010	rr_AnnualReturn2010	16.27%
2011	rr_AnnualReturn2011	(1.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.65%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.57%)
5 Yrs	rr_AverageAnnualReturnYear05	0.47%
10 Yrs	rr_AverageAnnualReturnYear10	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class ADV, S Shares | ING T. Rowe Price Growth Equity Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[17]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.98%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	100
3 Yrs	rr_ExpenseExampleYear03	314
5 Yrs	rr_ExpenseExampleYear05	546
10 Yrs	rr_ExpenseExampleYear10	1,212
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.32%)
5 Yrs	rr_AverageAnnualReturnYear05	0.72%
10 Yrs	rr_AverageAnnualReturnYear10	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class ADV, S Shares | ING T. Rowe Price Growth Equity Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	2.92%	[4]
Class ADV, S Shares | ING Templeton Foreign Equity Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Templeton Foreign Equity Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Equity securities include common stocks, preferred stocks, and convertible securities. Convertible securities are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Portfolio also invests in depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Portfolio may use certain derivative strategies seeking to protect its assets, implement a cash or tax management strategy, or enhance its returns.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

When choosing equity investments for the Portfolio, the sub-adviser (“Sub-Adviser”) applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, profit margins and liquidation value.

In selecting securities for the Portfolio, the Sub-Adviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 25.78% and Worst quarter: 3rd, 2011, (21.39)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Class ADV, S Shares | ING Templeton Foreign Equity Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.48%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[18]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.48%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	151
3 Yrs	rr_ExpenseExampleYear03	468
5 Yrs	rr_ExpenseExampleYear05	808
10 Yrs	rr_ExpenseExampleYear10	1,768
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	15.42%
2008	rr_AnnualReturn2008	(40.88%)
2009	rr_AnnualReturn2009	32.14%
2010	rr_AnnualReturn2010	8.25%
2011	rr_AnnualReturn2011	(12.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.39%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.42%)
5 Yrs	rr_AverageAnnualReturnYear05	(3.09%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
Class ADV, S Shares | ING Templeton Foreign Equity Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.23%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[18]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.23%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	125
3 Yrs	rr_ExpenseExampleYear03	390
5 Yrs	rr_ExpenseExampleYear05	676
10 Yrs	rr_ExpenseExampleYear10	1,489
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.21%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.97%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 12, 2006
Class ADV, S Shares | ING Templeton Foreign Equity Portfolio | MSCI ACW IndexSM Ex-U.S. | Class ADV
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.92%)	[14],[5]
Class ADV, S Shares | ING Templeton Foreign Equity Portfolio | MSCI ACW IndexSM Ex-U.S. | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[14],[5]
Class ADV, S Shares | ING Templeton Foreign Equity Portfolio | MSCI EAFE Index | Class ADV
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.72%)	[14],[5]
Class ADV, S Shares | ING Templeton Foreign Equity Portfolio | MSCI EAFE Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)	[14],[5]
Class ADV, S Shares | ING Thornburg Value Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Thornburg Value Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, current income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests primarily (at least 65% of its net assets) in domestic equity securities (primarily common stocks but may also include convertible securities) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity, and debt securities and domestic debt securities which, in the opinion of the sub-adviser (“Sub-Adviser”), offer prospects for meeting the Portfolio’s investment goal.

The Sub-Adviser intends to invest on an opportunistic basis, where it believes there is intrinsic value not recognized by the marketplace. The Portfolio seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners and emerging franchises when the Sub-Adviser believes these issues are value priced. The relative proportions of these different types of securities will vary over time. The Portfolio seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

The Sub-Adviser primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio’s selection criteria, relates to both current and projected measures. Among the specific factors considered by the Sub-Adviser in identifying undervalued securities for inclusion in the Portfolio are: price/earnings ratio; undervalued assets; price to book value; relative earnings growth potential; price/cash flow ratio; industry growth potential; debt/capital ratio; industry leadership; dividend yield; dividend growth potential; dividend history; franchise value; security and consistency of revenue stream; and potential for favorable developments.

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

  Basic Value - stocks of companies which, in the Sub-Adviser’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.
  Consistent Earners - stocks of companies which, in the Sub-Adviser’s opinion, are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.
  Emerging Franchises - value-priced companies that, in the Sub-Adviser’s opinion, are in the process of establishing a leading position in a product, service or market and which the Sub-Adviser expects will grow, or continue to grow, at an above-average rate. Under normal conditions the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in Basic Value or Consistent Earners.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when the Sub-Adviser believes them to be more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality. The Portfolio may also invest in American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 27.49% and Worst quarter: 3rd, 2011, (22.01)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Thornburg Value Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[19]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.32%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	134
3 Yrs	rr_ExpenseExampleYear03	418
5 Yrs	rr_ExpenseExampleYear05	723
10 Yrs	rr_ExpenseExampleYear10	1,590
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(30.51%)
2003	rr_AnnualReturn2003	27.39%
2004	rr_AnnualReturn2004	12.36%
2005	rr_AnnualReturn2005	1.03%
2006	rr_AnnualReturn2006	16.26%
2007	rr_AnnualReturn2007	6.73%
2008	rr_AnnualReturn2008	(40.04%)
2009	rr_AnnualReturn2009	43.99%
2010	rr_AnnualReturn2010	10.86%
2011	rr_AnnualReturn2011	(13.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.53%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.45%)
10 Yrs	rr_AverageAnnualReturnYear10	0.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class ADV, S Shares | ING Thornburg Value Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[19]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.07%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	109
3 Yrs	rr_ExpenseExampleYear03	340
5 Yrs	rr_ExpenseExampleYear05	590
10 Yrs	rr_ExpenseExampleYear10	1,306
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.30%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.21%)
10 Yrs	rr_AverageAnnualReturnYear10	0.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class ADV, S Shares | ING Thornburg Value Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	2.92%	[4]
Class ADV, S Shares | ING UBS U.S. Large Cap Equity Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING UBS U.S. Large Cap Equity Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital and future income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.

In general, the Portfolio emphasizes large capitalization stocks, but also may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000® Index but below $3 billion in market capitalization and/or securities of foreign companies in developed countries.The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Portfolio’s investment strategies. The derivatives in which the Portfolio may invest include futures, and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the sub-adviser (“Sub-Adviser”) focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Sub-Adviser’s assessment of what a security is worth. The Sub-Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time for each stock under analysis. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.72% and Worst quarter: 4th, 2008, (26.08)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING UBS U.S. Large Cap Equity Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.39%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[20]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	426
5 Yrs	rr_ExpenseExampleYear05	747
10 Yrs	rr_ExpenseExampleYear10	1,656
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(25.29%)
2003	rr_AnnualReturn2003	24.42%
2004	rr_AnnualReturn2004	14.21%
2005	rr_AnnualReturn2005	8.67%
2006	rr_AnnualReturn2006	14.05%
2007	rr_AnnualReturn2007	0.65%
2008	rr_AnnualReturn2008	(40.07%)
2009	rr_AnnualReturn2009	31.14%
2010	rr_AnnualReturn2010	12.73%
2011	rr_AnnualReturn2011	(2.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.08%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.92%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.84%)
10 Yrs	rr_AverageAnnualReturnYear10	1.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class ADV, S Shares | ING UBS U.S. Large Cap Equity Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[20]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	102
3 Yrs	rr_ExpenseExampleYear03	348
5 Yrs	rr_ExpenseExampleYear05	614
10 Yrs	rr_ExpenseExampleYear10	1,374
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.71%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.61%)
10 Yrs	rr_AverageAnnualReturnYear10	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class ADV, S Shares | ING UBS U.S. Large Cap Equity Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	2.92%	[4]
Class ADV, S Shares | ING UBS U.S. Large Cap Equity Portfolio | Russell 1000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.50%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.02%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	3.34%	[4]
Class ADV, S Shares | ING Fidelity VIP Contrafund Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Fidelity® VIP Contrafund® Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Contrafund® Portfolio (“Master Fund”).
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Portfolio’s expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests all of its assets in Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund II, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund invests in securities of companies whose value the Master Fund’s adviser (“Adviser”) or sub-adviser (“Sub-Adviser”) believes is not fully recognized by the public. The types of companies in which the Master Fund may invest include companies experiencing positive fundamental change, companies whose earnings potential has increased or is expected to increase more than generally perceived; and the companies that are undervalued in relation to securities of other companies in the same industry. The Master Fund’s Adviser or Sub-Adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. The Master Fund’s assets are allocated across different market sectors, using different portfolio managers. Additionally, the Master Fund’s Adviser or Sub-Adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.60% and Worst quarter: 4th, 2008, (23.25)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Fidelity VIP Contrafund Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[21],[22],[23]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[21],[23]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[21],[23]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.25%	[21],[23],[24]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[21],[23]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.53%	[21],[23]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[21],[23],[25]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.45%	[21],[23]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	148
3 Yrs	rr_ExpenseExampleYear03	476
5 Yrs	rr_ExpenseExampleYear05	827
10 Yrs	rr_ExpenseExampleYear10	1,817
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	15.96%
2006	rr_AnnualReturn2006	10.78%
2007	rr_AnnualReturn2007	16.69%
2008	rr_AnnualReturn2008	(43.00%)
2009	rr_AnnualReturn2009	34.71%
2010	rr_AnnualReturn2010	16.29%
2011	rr_AnnualReturn2011	(3.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.25%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.31%)
5 Yrs	rr_AverageAnnualReturnYear05	0.15%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2004
Class ADV, S Shares | ING Fidelity VIP Contrafund Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[21],[22],[23]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[21],[23]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[21],[23]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.25%	[21],[23],[24]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[21],[23]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.28%	[21],[23]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[21],[23],[25]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.20%	[21],[23]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	122
3 Yrs	rr_ExpenseExampleYear03	398
5 Yrs	rr_ExpenseExampleYear05	695
10 Yrs	rr_ExpenseExampleYear10	1,538
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.10%)
5 Yrs	rr_AverageAnnualReturnYear05	0.39%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2004
Class ADV, S Shares | ING Fidelity VIP Contrafund Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[4],[5]
Class ADV, S Shares | ING Fidelity VIP Equity-Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Fidelity® VIP Equity-Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio’s goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Equity-Income Portfolio (“Master Fund”).
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Portfolio’s expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund, a registered open-end investment company. In turn, the Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Master Fund normally invests primarily in income-producing equity securities, which tend to lead to investments in large cap value stocks. Investments can potentially include other types of equity securities and debt securities, including lower-quality debt securities. The Master Fund’s adviser (“Adviser”) or sub-adviser (“Sub-Adviser”) may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Master Fund would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Master Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 20.42% and Worst quarter: 4th, 2008, (24.46)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Fidelity VIP Equity-Income Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%	[21],[26],[27]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[21],[27]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[21],[27]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.25%	[21],[24],[27]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[21],[27]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.56%	[21],[27]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[21],[25],[27]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.36%	[21],[27]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	138
3 Yrs	rr_ExpenseExampleYear03	473
5 Yrs	rr_ExpenseExampleYear05	831
10 Yrs	rr_ExpenseExampleYear10	1,839
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	4.97%
2006	rr_AnnualReturn2006	19.14%
2007	rr_AnnualReturn2007	0.69%
2008	rr_AnnualReturn2008	(43.07%)
2009	rr_AnnualReturn2009	29.15%
2010	rr_AnnualReturn2010	14.21%
2011	rr_AnnualReturn2011	0.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.46%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.14%
5 Yrs	rr_AverageAnnualReturnYear05	(3.27%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2004
Class ADV, S Shares | ING Fidelity VIP Equity-Income Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%	[21],[26],[27]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[21],[27]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[21],[27]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.25%	[21],[24],[27]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[21],[27]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.31%	[21],[27]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[21],[25],[27]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.11%	[21],[27]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	113
3 Yrs	rr_ExpenseExampleYear03	395
5 Yrs	rr_ExpenseExampleYear05	699
10 Yrs	rr_ExpenseExampleYear10	1,562
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.33%
5 Yrs	rr_AverageAnnualReturnYear05	(3.04%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2004
Class ADV, S Shares | ING Fidelity VIP Equity-Income Portfolio | Russell 3000 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.10%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.58%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%	[4],[5]
Class ADV, S Shares | ING Fidelity VIP Mid Cap Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Fidelity® VIP Mid Cap Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Mid Cap Portfolio (“Master Fund”).
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Portfolio’s expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Variable Insurance Products III, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (which, for the purposes of the Master Fund are defined as those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index). Investments can potentially include companies with smaller or larger market capitalizations. The Master Fund’s Adviser or Sub-Adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. Additionally, the Master Fund’s Adviser or Sub-Adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Portfolio, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 19.08% and Worst quarter: 4th, 2008, (23.79)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Fidelity VIP Mid Cap Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[21],[22],[28]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[21],[28]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[21],[28]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.25%	[21],[24],[28]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[21],[28]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.58%	[21],[28]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[21],[25],[28]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.46%	[21],[28]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	149
3 Yrs	rr_ExpenseExampleYear03	487
5 Yrs	rr_ExpenseExampleYear05	849
10 Yrs	rr_ExpenseExampleYear10	1,868
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	17.44%
2006	rr_AnnualReturn2006	11.77%
2007	rr_AnnualReturn2007	14.64%
2008	rr_AnnualReturn2008	(39.90%)
2009	rr_AnnualReturn2009	38.89%
2010	rr_AnnualReturn2010	27.88%
2011	rr_AnnualReturn2011	(11.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(11.30%)
5 Yrs	rr_AverageAnnualReturnYear05	1.65%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2004
Class ADV, S Shares | ING Fidelity VIP Mid Cap Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[21],[22],[28]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[21],[28]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[21],[28]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.25%	[21],[24],[28]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[21],[28]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.33%	[21],[28]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[21],[25],[28]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.21%	[21],[28]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	123
3 Yrs	rr_ExpenseExampleYear03	410
5 Yrs	rr_ExpenseExampleYear05	717
10 Yrs	rr_ExpenseExampleYear10	1,591
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(11.11%)
5 Yrs	rr_AverageAnnualReturnYear05	1.91%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2004
Class ADV, S Shares | ING Fidelity VIP Mid Cap Portfolio | S&P MidCap 400 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.32%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%	[4],[5]
Class ADV, S Shares | ING Solution Aggressive Growth Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Aggressive Growth Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 8.58% and Worst quarter: 3rd, 2011, (16.45)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Solution Aggressive Growth Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.53%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.43%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	146
3 Yrs	rr_ExpenseExampleYear03	474
5 Yrs	rr_ExpenseExampleYear05	825
10 Yrs	rr_ExpenseExampleYear10	1,815
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(5.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.45%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.29%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Class ADV, S Shares | ING Solution Aggressive Growth Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.28%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.18%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	120
3 Yrs	rr_ExpenseExampleYear03	396
5 Yrs	rr_ExpenseExampleYear05	693
10 Yrs	rr_ExpenseExampleYear10	1,536
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.05%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Class ADV, S Shares | ING Solution Aggressive Growth Portfolio | S&P Target Risk Aggressive Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.58%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%	[4],[5]
Class ADV, S Shares | ING Solution Conservative Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Conservative Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 25% in equity securities; and 75% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 4.30% and Worst quarter: 3rd, 2011, (7.05)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Solution Conservative Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.31%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.21%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	123
3 Yrs	rr_ExpenseExampleYear03	405
5 Yrs	rr_ExpenseExampleYear05	709
10 Yrs	rr_ExpenseExampleYear10	1,570
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.05%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.09%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Class ADV, S Shares | ING Solution Conservative Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.06%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.96%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	98
3 Yrs	rr_ExpenseExampleYear03	327
5 Yrs	rr_ExpenseExampleYear05	575
10 Yrs	rr_ExpenseExampleYear10	1,285
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.28%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Class ADV, S Shares | ING Solution Conservative Portfolio | S&P Target Risk Conservative Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.35%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%	[4],[5]
Class ADV, S Shares | ING Solution Growth Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Growth Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 65% in equity securities; and 35% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolios assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 15.68% and Worst quarter: 4th, 2008, (17.55)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Solution Growth Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.44%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.34%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	136
3 Yrs	rr_ExpenseExampleYear03	446
5 Yrs	rr_ExpenseExampleYear05	777
10 Yrs	rr_ExpenseExampleYear10	1,716
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008	(32.00%)
2009	rr_AnnualReturn2009	24.00%
2010	rr_AnnualReturn2010	12.07%
2011	rr_AnnualReturn2011	(2.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.55%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.68%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007
Class ADV, S Shares | ING Solution Growth Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.19%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.09%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	111
3 Yrs	rr_ExpenseExampleYear03	368
5 Yrs	rr_ExpenseExampleYear05	645
10 Yrs	rr_ExpenseExampleYear10	1,434
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.46%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007
Class ADV, S Shares | ING Solution Growth Portfolio | S&P Target Risk Growth Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.30%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)	[4],[5]
Class ADV, S Shares | ING Solution Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 9.88% and Worst quarter: 4th, 2008, (9.56)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Solution Income Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.33%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.22%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	124
3 Yrs	rr_ExpenseExampleYear03	411
5 Yrs	rr_ExpenseExampleYear05	718
10 Yrs	rr_ExpenseExampleYear10	1,592
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	7.21%
2007	rr_AnnualReturn2007	4.91%
2008	rr_AnnualReturn2008	(16.93%)
2009	rr_AnnualReturn2009	16.98%
2010	rr_AnnualReturn2010	9.26%
2011	rr_AnnualReturn2011	0.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.56%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.14%
5 Yrs	rr_AverageAnnualReturnYear05	2.21%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class ADV, S Shares | ING Solution Income Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.97%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	99
3 Yrs	rr_ExpenseExampleYear03	333
5 Yrs	rr_ExpenseExampleYear05	585
10 Yrs	rr_ExpenseExampleYear10	1,307
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.35%
5 Yrs	rr_AverageAnnualReturnYear05	2.48%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class ADV, S Shares | ING Solution Income Portfolio | S&P Target Date Retirement Income Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.98%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.12%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%	[4],[5]
Class ADV, S Shares | ING Solution Income Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class ADV, S Shares | ING Solution Income Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class ADV, S Shares | ING Solution Income Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class ADV, S Shares | ING Solution Moderate Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Moderate Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 12.01% and Worst quarter: 4th, 2008, (13.03)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Solution Moderate Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.34%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.24%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	126
3 Yrs	rr_ExpenseExampleYear03	415
5 Yrs	rr_ExpenseExampleYear05	725
10 Yrs	rr_ExpenseExampleYear10	1,604
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008	(23.88%)
2009	rr_AnnualReturn2009	19.69%
2010	rr_AnnualReturn2010	10.35%
2011	rr_AnnualReturn2011	(0.94%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.94%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007
Class ADV, S Shares | ING Solution Moderate Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.09%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	101
3 Yrs	rr_ExpenseExampleYear03	337
5 Yrs	rr_ExpenseExampleYear05	591
10 Yrs	rr_ExpenseExampleYear10	1,320
Bar Chart Table:	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.03%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.69%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007
Class ADV, S Shares | ING Solution Moderate Portfolio | S&P Target Risk Moderate Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.26%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%	[4],[5]
Class ADV, S Shares | ING Solution 2015 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2015 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 13.68% and Worst quarter: 4th, 2008, (15.64)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Solution 2015 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.39%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.28%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	130
3 Yrs	rr_ExpenseExampleYear03	429
5 Yrs	rr_ExpenseExampleYear05	750
10 Yrs	rr_ExpenseExampleYear10	1,659
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	10.54%
2007	rr_AnnualReturn2007	4.30%
2008	rr_AnnualReturn2008	(27.05%)
2009	rr_AnnualReturn2009	22.16%
2010	rr_AnnualReturn2010	10.82%
2011	rr_AnnualReturn2011	(0.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.64%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.90%)
5 Yrs	rr_AverageAnnualReturnYear05	0.41%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class ADV, S Shares | ING Solution 2015 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.03%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	105
3 Yrs	rr_ExpenseExampleYear03	351
5 Yrs	rr_ExpenseExampleYear05	617
10 Yrs	rr_ExpenseExampleYear10	1,376
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.73%)
5 Yrs	rr_AverageAnnualReturnYear05	0.66%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class ADV, S Shares | ING Solution 2015 Portfolio | S&P Target Date 2015 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.53%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.26%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%	[4],[5]
Class ADV, S Shares | ING Solution 2015 Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class ADV, S Shares | ING Solution 2015 Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class ADV, S Shares | ING Solution 2015 Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class ADV, S Shares | ING Solution 2020 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2020 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class ADV, S Shares | ING Solution 2020 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.51%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.36%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	138
3 Yrs	rr_ExpenseExampleYear03	462
5 Yrs	rr_ExpenseExampleYear05	810
10 Yrs	rr_ExpenseExampleYear10	1,789
Class ADV, S Shares | ING Solution 2020 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.26%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.11%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	113
3 Yrs	rr_ExpenseExampleYear03	385
5 Yrs	rr_ExpenseExampleYear05	677
10 Yrs	rr_ExpenseExampleYear10	1,509
Class ADV, S Shares | ING Solution 2025 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2025 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 16.51% and Worst quarter: 4th, 2008, (19.56)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Solution 2025 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.47%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.36%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	138
3 Yrs	rr_ExpenseExampleYear03	454
5 Yrs	rr_ExpenseExampleYear05	792
10 Yrs	rr_ExpenseExampleYear10	1,748
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	12.37%
2007	rr_AnnualReturn2007	4.28%
2008	rr_AnnualReturn2008	(34.05%)
2009	rr_AnnualReturn2009	25.54%
2010	rr_AnnualReturn2010	13.50%
2011	rr_AnnualReturn2011	(3.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.37%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.09%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class ADV, S Shares | ING Solution 2025 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.11%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	113
3 Yrs	rr_ExpenseExampleYear03	376
5 Yrs	rr_ExpenseExampleYear05	660
10 Yrs	rr_ExpenseExampleYear10	1,468
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.10%)
5 Yrs	rr_AverageAnnualReturnYear05	(0.82%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class ADV, S Shares | ING Solution 2025 Portfolio | S&P Target Date 2025 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.28%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.31%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[4],[5]
Class ADV, S Shares | ING Solution 2025 Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class ADV, S Shares | ING Solution 2025 Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class ADV, S Shares | ING Solution 2025 Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class ADV, S Shares | ING Solution 2030 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2030 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class ADV, S Shares | ING Solution 2030 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.58%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.43%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	146
3 Yrs	rr_ExpenseExampleYear03	484
5 Yrs	rr_ExpenseExampleYear05	846
10 Yrs	rr_ExpenseExampleYear10	1,866
Class ADV, S Shares | ING Solution 2030 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.33%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.18%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	120
3 Yrs	rr_ExpenseExampleYear03	407
5 Yrs	rr_ExpenseExampleYear05	714
10 Yrs	rr_ExpenseExampleYear10	1,588
Class ADV, S Shares | ING Solution 2035 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2035 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.00% and Worst quarter: 4th, 2008, (21.31)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Solution 2035 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.53%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.42%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	145
3 Yrs	rr_ExpenseExampleYear03	473
5 Yrs	rr_ExpenseExampleYear05	824
10 Yrs	rr_ExpenseExampleYear10	1,814
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	13.91%
2007	rr_AnnualReturn2007	5.03%
2008	rr_AnnualReturn2008	(37.18%)
2009	rr_AnnualReturn2009	28.00%
2010	rr_AnnualReturn2010	14.29%
2011	rr_AnnualReturn2011	(4.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.31%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.90%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.70%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class ADV, S Shares | ING Solution 2035 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.28%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.17%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	119
3 Yrs	rr_ExpenseExampleYear03	395
5 Yrs	rr_ExpenseExampleYear05	692
10 Yrs	rr_ExpenseExampleYear10	1,536
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.61%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.43%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class ADV, S Shares | ING Solution 2035 Portfolio | S&P Target Date 2035 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.33%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[4],[5]
Class ADV, S Shares | ING Solution 2035 Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class ADV, S Shares | ING Solution 2035 Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class ADV, S Shares | ING Solution 2035 Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class ADV, S Shares | ING Solution 2040 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2040 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives including futures and swaps(including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class ADV, S Shares | ING Solution 2040 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.62%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.47%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	150
3 Yrs	rr_ExpenseExampleYear03	496
5 Yrs	rr_ExpenseExampleYear05	867
10 Yrs	rr_ExpenseExampleYear10	1,909
Class ADV, S Shares | ING Solution 2040 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.37%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.22%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	124
3 Yrs	rr_ExpenseExampleYear03	419
5 Yrs	rr_ExpenseExampleYear05	736
10 Yrs	rr_ExpenseExampleYear10	1,633
Class ADV, S Shares | ING Solution 2045 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2045 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 19.31% and Worst quarter: 4th, 2008, (23.14)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Solution 2045 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.54%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.43%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	146
3 Yrs	rr_ExpenseExampleYear03	476
5 Yrs	rr_ExpenseExampleYear05	829
10 Yrs	rr_ExpenseExampleYear10	1,825
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	14.82%
2007	rr_AnnualReturn2007	5.51%
2008	rr_AnnualReturn2008	(40.02%)
2009	rr_AnnualReturn2009	29.50%
2010	rr_AnnualReturn2010	14.92%
2011	rr_AnnualReturn2011	(5.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.42%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.28%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class ADV, S Shares | ING Solution 2045 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.18%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	120
3 Yrs	rr_ExpenseExampleYear03	398
5 Yrs	rr_ExpenseExampleYear05	697
10 Yrs	rr_ExpenseExampleYear10	1,547
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.14%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.04%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class ADV, S Shares | ING Solution 2045 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.27%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[32],[4]
Class ADV, S Shares | ING Solution 2045 Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class ADV, S Shares | ING Solution 2045 Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class ADV, S Shares | ING Solution 2045 Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class ADV, S Shares | ING Solution 2050 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2050 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class ADV, S Shares | ING Solution 2050 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.62%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.47%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	150
3 Yrs	rr_ExpenseExampleYear03	496
5 Yrs	rr_ExpenseExampleYear05	867
10 Yrs	rr_ExpenseExampleYear10	1,909
Class ADV, S Shares | ING Solution 2050 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.37%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.22%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	124
3 Yrs	rr_ExpenseExampleYear03	419
5 Yrs	rr_ExpenseExampleYear05	736
10 Yrs	rr_ExpenseExampleYear10	1,633
Class ADV, S Shares | ING Solution 2055 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2055 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class ADV and Class S shares’ performance for the first full calendar year of operations and changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV and Class S shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class ADV and Class S shares. The Class ADV and Class S shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV and Class S shares’ performance because of the higher expenses paid by Class ADV and Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class ADV and Class S shares’ performance for the first full calendar year of operations and changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class ADV and Class S shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 9.00% and Worst quarter: 3rd, 2011, (16.99)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Class ADV, S Shares | ING Solution 2055 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.54%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.43%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	146
3 Yrs	rr_ExpenseExampleYear03	476
5 Yrs	rr_ExpenseExampleYear05	829
10 Yrs	rr_ExpenseExampleYear10	1,825
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(5.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.99%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.45%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Class ADV, S Shares | ING Solution 2055 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.18%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	120
3 Yrs	rr_ExpenseExampleYear03	398
5 Yrs	rr_ExpenseExampleYear05	697
10 Yrs	rr_ExpenseExampleYear10	1,547
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.13%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Class ADV, S Shares | ING Solution 2055 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[33]
5 Yrs	rr_AverageAnnualReturnYear05		[33]
10 Yrs	rr_AverageAnnualReturnYear10		[33]
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[33],[5]
Class ADV, S Shares | ING Index Solution Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 6.85% and Worst quarter: 3rd, 2011, (3.96)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Index Solution Income Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	107
3 Yrs	rr_ExpenseExampleYear03	360
5 Yrs	rr_ExpenseExampleYear05	632
10 Yrs	rr_ExpenseExampleYear10	1,410
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	11.02%
2010	rr_AnnualReturn2010	7.37%
2011	rr_AnnualReturn2011	2.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.96%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.35%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class ADV, S Shares | ING Index Solution Income Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	82
3 Yrs	rr_ExpenseExampleYear03	281
5 Yrs	rr_ExpenseExampleYear05	498
10 Yrs	rr_ExpenseExampleYear10	1,120
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.73%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class ADV, S Shares | ING Index Solution Income Portfolio | S&P Target Date Retirement Income Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.98%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%	[4],[5]
Class ADV, S Shares | ING Index Solution 2015 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2015 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 10.41% and Worst quarter: 3rd, 2011, (7.24)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Index Solution 2015 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	107
3 Yrs	rr_ExpenseExampleYear03	360
5 Yrs	rr_ExpenseExampleYear05	632
10 Yrs	rr_ExpenseExampleYear10	1,410
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	16.28%
2010	rr_AnnualReturn2010	8.68%
2011	rr_AnnualReturn2011	0.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.24%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.53%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class ADV, S Shares | ING Index Solution 2015 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	82
3 Yrs	rr_ExpenseExampleYear03	281
5 Yrs	rr_ExpenseExampleYear05	498
10 Yrs	rr_ExpenseExampleYear10	1,120
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.80%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class ADV, S Shares | ING Index Solution 2015 Portfolio | S&P Target Date 2015 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.53%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%	[4],[5]
Class ADV, S Shares | ING Index Solution 2020 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2020 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class ADV, S Shares | ING Index Solution 2020 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.23%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.08%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	110
3 Yrs	rr_ExpenseExampleYear03	375
5 Yrs	rr_ExpenseExampleYear05	661
10 Yrs	rr_ExpenseExampleYear10	1,475
Class ADV, S Shares | ING Index Solution 2020 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.83%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	85
3 Yrs	rr_ExpenseExampleYear03	297
5 Yrs	rr_ExpenseExampleYear05	527
10 Yrs	rr_ExpenseExampleYear10	1,188
Class ADV, S Shares | ING Index Solution 2025 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2025 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 13.76% and Worst quarter: 3rd, 2011, (11.97)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Index Solution 2025 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	107
3 Yrs	rr_ExpenseExampleYear03	358
5 Yrs	rr_ExpenseExampleYear05	628
10 Yrs	rr_ExpenseExampleYear10	1,399
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	20.58%
2010	rr_AnnualReturn2010	11.43%
2011	rr_AnnualReturn2011	(1.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.97%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.75%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class ADV, S Shares | ING Index Solution 2025 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	82
3 Yrs	rr_ExpenseExampleYear03	279
5 Yrs	rr_ExpenseExampleYear05	493
10 Yrs	rr_ExpenseExampleYear10	1,109
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class ADV, S Shares | ING Index Solution 2025 Portfolio | S&P Target Date 2025 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.28%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%	[4],[5]
Class ADV, S Shares | ING Index Solution 2030 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2030 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class ADV, S Shares | ING Index Solution 2030 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.07%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	109
3 Yrs	rr_ExpenseExampleYear03	372
5 Yrs	rr_ExpenseExampleYear05	656
10 Yrs	rr_ExpenseExampleYear10	1,464
Class ADV, S Shares | ING Index Solution 2030 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.82%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	84
3 Yrs	rr_ExpenseExampleYear03	294
5 Yrs	rr_ExpenseExampleYear05	522
10 Yrs	rr_ExpenseExampleYear10	1,176
Class ADV, S Shares | ING Index Solution 2035 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2035 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 16.11% and Worst quarter: 3rd, 2011, (14.95)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Index Solution 2035 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	107
3 Yrs	rr_ExpenseExampleYear03	358
5 Yrs	rr_ExpenseExampleYear05	628
10 Yrs	rr_ExpenseExampleYear10	1,399
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	23.19%
2010	rr_AnnualReturn2010	12.56%
2011	rr_AnnualReturn2011	(3.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.95%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.46%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class ADV, S Shares | ING Index Solution 2035 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	82
3 Yrs	rr_ExpenseExampleYear03	279
5 Yrs	rr_ExpenseExampleYear05	493
10 Yrs	rr_ExpenseExampleYear10	1,109
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.26%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class ADV, S Shares | ING Index Solution 2035 Portfolio | S&P Target Date 2035 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%	[4],[5]
Class ADV, S Shares | ING Index Solution 2040 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2040 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors,to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class ADV, S Shares | ING Index Solution 2040 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.07%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	109
3 Yrs	rr_ExpenseExampleYear03	372
5 Yrs	rr_ExpenseExampleYear05	656
10 Yrs	rr_ExpenseExampleYear10	1,464
Class ADV, S Shares | ING Index Solution 2040 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.82%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	84
3 Yrs	rr_ExpenseExampleYear03	294
5 Yrs	rr_ExpenseExampleYear05	522
10 Yrs	rr_ExpenseExampleYear10	1,176
Class ADV, S Shares | ING Index Solution 2045 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2045 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.62% and Worst quarter: 3rd, 2011, (16.61)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Index Solution 2045 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	107
3 Yrs	rr_ExpenseExampleYear03	360
5 Yrs	rr_ExpenseExampleYear05	632
10 Yrs	rr_ExpenseExampleYear10	1,410
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	25.89%
2010	rr_AnnualReturn2010	13.73%
2011	rr_AnnualReturn2011	(4.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.61%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.48%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class ADV, S Shares | ING Index Solution 2045 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	82
3 Yrs	rr_ExpenseExampleYear03	281
5 Yrs	rr_ExpenseExampleYear05	498
10 Yrs	rr_ExpenseExampleYear10	1,120
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.09%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class ADV, S Shares | ING Index Solution 2045 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%	[4],[5]
Class ADV, S Shares | ING Index Solution 2050 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2050 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class ADV, S Shares | ING Index Solution 2050 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.07%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	109
3 Yrs	rr_ExpenseExampleYear03	372
5 Yrs	rr_ExpenseExampleYear05	656
10 Yrs	rr_ExpenseExampleYear10	1,464
Class ADV, S Shares | ING Index Solution 2050 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1],[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[1],[31]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.82%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	84
3 Yrs	rr_ExpenseExampleYear03	294
5 Yrs	rr_ExpenseExampleYear05	522
10 Yrs	rr_ExpenseExampleYear10	1,176
Class ADV, S Shares | ING Index Solution 2055 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2055 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire in 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class ADV shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the Portfolio’s Class ADV shares’ for the first full calendar year of operations, and the table compares the Portfolio’s Class ADV shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 8.63% and Worst quarter: 3rd, 2011, (16.55)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV, S Shares | ING Index Solution 2055 Portfolio | Class ADV
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	107
3 Yrs	rr_ExpenseExampleYear03	353
5 Yrs	rr_ExpenseExampleYear05	619
10 Yrs	rr_ExpenseExampleYear10	1,378
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(4.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.55%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.40%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Class ADV, S Shares | ING Index Solution 2055 Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[29]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	82
3 Yrs	rr_ExpenseExampleYear03	275
5 Yrs	rr_ExpenseExampleYear05	484
10 Yrs	rr_ExpenseExampleYear10	1,088
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.17%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Class ADV, S Shares | ING Index Solution 2055 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[4],[5]
Class S Shares | ING Pioneer High Yield Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Pioneer High Yield Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return through income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and may be considered speculative. The Portfolio may invest in high-yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.

The Portfolio’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed-rate, adjustable rate, floating rate, zero-coupon, contingent, deferred, payment in kind, and auction rate features. The Portfolio’s investments may include investments that allow for balloon payments or negative amortization payments. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities of the issuer. The Portfolio may also invest in event-linked bonds and credit default swaps.

The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets.

The Portfolio may invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer. The Portfolio also may invest in mortgage-related securities, including “sub-prime” mortgages and asset-backed securities, mortgage derivatives and structured securities. Consistent with its investment objective, the Portfolio invests in equity securities of U.S. and non-U.S. issuers when the sub-adviser (“Sub-Adviser”) believes they offer the potential for capital appreciation or to diversify the Portfolio’s investment portfolio. Equity securities may include common stocks, depositary receipts, warrants, rights, and other equity interests.The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), and in real estate investment trusts.

The Portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market prices of securities; interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage the portfolio characteristics.

The Sub-Adviser uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In determining whether an investment is appropriate for the Portfolio, the Sub-Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations and a security’s potential to provide income. From time to time, the Portfolio may invest more than 25% of its assets in the same market segment.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio’s investment portfolio, the Sub-Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. The Sub-Adviser adjusts sector weightings to reflect its outlook on the market for high-yield securities, rather than using a fixed sector allocation. The Sub-Adviser makes these adjustments periodically as part of its ongoing review of the Portfolio’s investment portfolio.

Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Zero-Coupon Bonds and Pay-in-Kind Securities Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class S (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 28.73% and Worst quarter: 4th, 2008, (20.87)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S Shares | ING Pioneer High Yield Portfolio | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[34],[35]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.96%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	98
3 Yrs	rr_ExpenseExampleYear03	319
5 Yrs	rr_ExpenseExampleYear05	557
10 Yrs	rr_ExpenseExampleYear10	1,242
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	5.89%
2008	rr_AnnualReturn2008	(29.45%)
2009	rr_AnnualReturn2009	66.30%
2010	rr_AnnualReturn2010	18.73%
2011	rr_AnnualReturn2011	(0.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.87%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.97%)
5 Yrs	rr_AverageAnnualReturnYear05	7.87%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 20, 2006
Class S Shares | ING Pioneer High Yield Portfolio | BoA/ML HYM II Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.38%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	7.34%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%	[4],[5]
Class S Shares | ING Pioneer High Yield Portfolio | BoA/ML ACSQ Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(6.87%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.90%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%	[4],[5]
Class I Shares | ING American Century Small-Mid Cap Value Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING American Century Small-Mid Cap Value Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The sub-adviser (“Sub-Adviser”) defines small-capitalization companies to include those with a market capitalization no larger than that of the largest company in the S&P SmallCap 600 Index or the Russell 2000® Index and mid-capitalization companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The Portfolio may invest up to 20% of its assets in companies outside these two capitalization ranges, measured at the time of purchase.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and its stock price has risen to, or is higher than, a level the Sub-Adviser believes more accurately reflects the company’s fair value. The Sub-Adviser uses a multi-capitalization approach under which one of its teams of portfolio managers focuses on investments in the securities of small-capitalization companies and the second focuses on selecting investments in securities of mid-capitalization companies for the Portfolio.

Equity securities include common stocks, preferred stocks, and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks, and stocks or stock index futures contracts.

The Portfolio may invest a portion of its assets in derivative instruments, including futures contracts, for cash management purposes. The Portfolio may also invest a portion of its assets in foreign securities, debt obligations of governments and their agencies, and other similar securities.

The Sub-Adviser may also sell stocks from the Portfolio’s investment portfolio if it believes: a stock no longer meets its valuation criteria; a stock’s risk parameters outweigh its return opportunity; more attractive alternatives are identified; or specific events alter a stock’s prospects.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 20.69% and Worst quarter: 4th, 2008, (20.30)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING American Century Small-Mid Cap Value Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[34],[36]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	97
3 Yrs	rr_ExpenseExampleYear03	358
5 Yrs	rr_ExpenseExampleYear05	640
10 Yrs	rr_ExpenseExampleYear10	1,443
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	35.68%
2004	rr_AnnualReturn2004	21.61%
2005	rr_AnnualReturn2005	8.17%
2006	rr_AnnualReturn2006	15.74%
2007	rr_AnnualReturn2007	(2.70%)
2008	rr_AnnualReturn2008	(26.37%)
2009	rr_AnnualReturn2009	36.02%
2010	rr_AnnualReturn2010	22.36%
2011	rr_AnnualReturn2011	(2.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.30%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.97%)
5 Yrs	rr_AverageAnnualReturnYear05	2.96%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class I Shares | ING American Century Small-Mid Cap Value Portfolio | Russell 2500TM Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.36%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.58%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%	[4],[5]
Class I Shares | ING American Century Small-Mid Cap Value Portfolio | S&P Small Cap 600/Citigroup Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.38%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.12%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%	[4],[5]
Class I Shares | ING Baron Growth Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Baron Growth Portfolio

		(formerly, ING Baron Small Cap Growth Portfolio)
Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-sized growth companies with market capitalizations of under $2.5 billion as measured at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio will not sell positions just because their market values have increased. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their original market capitalizations.

The Portfolio may invest up to 20% in foreign securities, including American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 20.55% and Worst quarter: 4th, 2008, (26.96)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Baron Growth Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[34],[37]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	102
3 Yrs	rr_ExpenseExampleYear03	318
5 Yrs	rr_ExpenseExampleYear05	552
10 Yrs	rr_ExpenseExampleYear10	1,225
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	33.87%
2004	rr_AnnualReturn2004	28.28%
2005	rr_AnnualReturn2005	7.64%
2006	rr_AnnualReturn2006	15.54%
2007	rr_AnnualReturn2007	6.36%
2008	rr_AnnualReturn2008	(41.12%)
2009	rr_AnnualReturn2009	35.49%
2010	rr_AnnualReturn2010	26.85%
2011	rr_AnnualReturn2011	2.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.96%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.43%
5 Yrs	rr_AverageAnnualReturnYear05	1.97%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class I Shares | ING Baron Growth Portfolio | Russell 2000 Growth Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.91%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.09%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%	[4],[5]
Class I Shares | ING Baron Growth Portfolio | Russell 2000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.18%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.15%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[4],[5]
Class I Shares | ING Columbia Small Cap Value II Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Columbia Small Cap Value II Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index (which measures the performance of the small-cap value segment of the U.S. equity universe), at the time of purchase, that the sub-adviser (“Sub-Adviser”) believes are undervalued and have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The market capitalization of companies in the Russell 2000® Value Index as of December 31, 2011, ranged from $36.5 million and $3.7 billion.

The Portfolio may invest up to 20% of its total assets in foreign securities and depositary receipts. The Portfolio may invest in real estate investment trusts. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”); convertible securities; initial public offerings; and derivatives, including options on securities, options on stock indices, covered calls, secured put options, and over-the-counter options. The Portfolio may use derivatives to seek: to enhance its return; to protect against changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations; to protect its unrealized gains reflected in the value of its portfolio securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

The Sub-Adviser combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Portfolio. The management team considers, among other things: businesses that are believed to be fundamentally sound, attractively priced and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value (the Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); a company’s current operating margins relative to its historic range and future potential; and potential indicators of stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or anticipated improvements in macroeconomic factors. Additionally, the management team uses analytical tools to monitor the risk profile of the Portfolio.

The Sub-Adviser may sell a security when its price reaches a target set by the team, if the Sub-Adviser believes there is deterioration in the company’s financial circumstances or fundamental prospects, when the Sub-Adviser believes other investments are more attractive or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. If the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 21.62% and Worst quarter: 4th, 2008, (24.23)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Columbia Small Cap Value II Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[34],[38]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.90%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	92
3 Yrs	rr_ExpenseExampleYear03	287
5 Yrs	rr_ExpenseExampleYear05	498
10 Yrs	rr_ExpenseExampleYear10	1,108
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	3.21%
2008	rr_AnnualReturn2008	(33.93%)
2009	rr_AnnualReturn2009	25.20%
2010	rr_AnnualReturn2010	25.48%
2011	rr_AnnualReturn2011	(2.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.23%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.48%)
5 Yrs	rr_AverageAnnualReturnYear05	0.88%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
Class I Shares | ING Columbia Small Cap Value II Portfolio | Russell 2000 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.50%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(1.87%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)	[4],[5]
Class I Shares | ING Davis New York Venture Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Davis New York Venture Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value.

Over the years, the Sub-Adviser has developed a list of characteristics that it believes allow companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the Sub-Adviser searches for companies that demonstrate a majority or an appropriate mix of these characteristics: first class management; a proven track record, significant alignment of interest in business, and intelligent application of capital; strong financial condition and satisfactory profitability, a strong balance sheet, low cost structure, and high return on capital; and strong competitive positioning for the long term, non-obsolescent products/services, dominant or growing market share, and global presence and brand names.

The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The Sub-Adviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. The Portfolio historically has invested a significant portion of its assets in the financial services sector.

The Sub-Adviser will consider selling a company’s stock if the stock’s market price exceeds the Sub-Adviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s stock is no longer attractive.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Headline To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 20.68% and Worst quarter: 4th, 2008, (24.14)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Class I Shares | ING Davis New York Venture Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.96%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[34],[39]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.75%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	77
3 Yrs	rr_ExpenseExampleYear03	285
5 Yrs	rr_ExpenseExampleYear05	510
10 Yrs	rr_ExpenseExampleYear10	1,159
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(24.42%)
2003	rr_AnnualReturn2003	41.06%
2004	rr_AnnualReturn2004	8.71%
2005	rr_AnnualReturn2005	4.10%
2006	rr_AnnualReturn2006	14.19%
2007	rr_AnnualReturn2007	4.43%
2008	rr_AnnualReturn2008	(39.06%)
2009	rr_AnnualReturn2009	31.96%
2010	rr_AnnualReturn2010	12.33%
2011	rr_AnnualReturn2011	(4.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.14%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.52%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.07%)
10 Yrs	rr_AverageAnnualReturnYear10	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class I Shares | ING Davis New York Venture Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[33]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[33]
10 Yrs	rr_AverageAnnualReturnYear10	2.92%	[33]
Class I Shares | ING Global Bond Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Global Bond Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 590% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	590.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy.

The Portfolio may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The Portfolio may hedge its exposure to securities denominated in foreign currencies. The Portfolio may also borrow money from banks and invest the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). This investment technique is known as “leveraging.”

The Portfolio invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB- by Standard & Poor’s Rating Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The Portfolio may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-related securities, asset-backed securities, other securitized and structured debt products, private placements, sovereign debt, and other investment companies.

The Portfolio may also invest up to 5% of its assets in bank loans and in a combination of floating rate secured loans (“Senior Loans”) and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the Portfolio may invest a portion of its assets in high-yield debt securities rated below investment grade, the Portfolio will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade. The dollar-weighted average portfolio duration of the Portfolio will generally range between two and nine years.

The Portfolio may use derivatives, including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and options, among others, to seek to enhance return, to seek to hedge some of the risks of its investments in fixed-income securities, or as a substitute for a position in an underlying asset. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The investment process focuses on allocating assets among various sectors of the global bond markets and buying bonds at a discount to their intrinsic value. The sub-adviser (“Sub-Adviser”) utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 11.16% and Worst quarter: 4th, 2008, (9.99)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Global Bond Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[34],[40]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.53%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	54
3 Yrs	rr_ExpenseExampleYear03	200
5 Yrs	rr_ExpenseExampleYear05	359
10 Yrs	rr_ExpenseExampleYear10	821
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	1.09%
2006	rr_AnnualReturn2006	8.42%
2007	rr_AnnualReturn2007	8.76%
2008	rr_AnnualReturn2008	(15.89%)
2009	rr_AnnualReturn2009	22.14%
2010	rr_AnnualReturn2010	15.86%
2011	rr_AnnualReturn2011	3.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.99%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.70%
5 Yrs	rr_AverageAnnualReturnYear05	6.06%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2004
Class I Shares | ING Global Bond Portfolio | BCGA Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.64%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.46%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%	[4],[5]
Class I Shares | ING Invesco Van Kampen Comstock Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Invesco Van Kampen Comstock Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital growth and income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio primarily invests in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. Additionally, the Portfolio may invest up to 15% of its assets in real estate investment trusts. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the sub-adviser (“Sub-Adviser”) to possess the potential for capital growth and income.

The Portfolio may invest up to 25% of its assets in securities of foreign issuers. The Portfolio may also invest in American Depositary Receipts without limitation and may purchase and sell certain derivative instruments, such as options, forward contracts, futures, and options on futures, for various portfolio management purposes including to seek to hedge against currency risk. The Portfolio generally holds up to 10% of its assets in high-quality short-term debt securities and investment-grade corporate debt securities in order to provide liquidity.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring, or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio’s style of investment presents a risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in companies of any market capitalization. The securities of medium- or small-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than larger companies. Thus, to the extent the Sub-Adviser invests in medium- and small-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in securities of larger companies.

Portfolio securities are typically sold when the Sub-Adviser’s assessment of the capital growth and income potential for such securities materially changes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 19.18% and Worst quarter: 4th, 2008, (23.23)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Invesco Van Kampen Comstock Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[34],[41]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.76%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	78
3 Yrs	rr_ExpenseExampleYear03	243
5 Yrs	rr_ExpenseExampleYear05	422
10 Yrs	rr_ExpenseExampleYear10	942
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	29.92%
2004	rr_AnnualReturn2004	16.90%
2005	rr_AnnualReturn2005	3.74%
2006	rr_AnnualReturn2006	16.19%
2007	rr_AnnualReturn2007	(2.04%)
2008	rr_AnnualReturn2008	(36.36%)
2009	rr_AnnualReturn2009	28.92%
2010	rr_AnnualReturn2010	15.38%
2011	rr_AnnualReturn2011	(1.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.23%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.81%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.86%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class I Shares | ING Invesco Van Kampen Comstock Portfolio | Russell 1000 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.39%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.64%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%	[4],[5]
Class I Shares | ING Invesco Van Kampen Comstock Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%	[4],[5]
Class I Shares | ING Invesco Van Kampen Equity and Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Invesco Van Kampen Equity and Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return, consisting of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy.

The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks, and convertible securities) and investment-grade quality debt securities. Investment-grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Services, Inc. or unrated securities determined by the sub-adviser (“Sub-Adviser”) to be of comparable quality. The composition of the Portfolio’s investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio’s investment objective.

The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that the Sub-Adviser believes offer the potential for income and long-term growth of capital. The Sub-Adviser seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio’s style of investment presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

The Portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio’s investment performance. In an effort to reduce the Portfolio’s overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Sub-Adviser focuses on large-capitalization companies, although the Portfolio may invest in companies of any size.

Portfolio securities are typically sold when the assessments of the Sub-Adviser of income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The Portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, structured notes and other types of structured investments, and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management, and mitigate risks.

The Portfolio may invest in collateralized mortgage obligations and commercial mortgage-backed securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities, debt instruments, and/or money market instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 16.88% and Worst quarter: 3rd, 2002, (17.49)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Invesco Van Kampen Equity and Income Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.70%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[34],[42]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.66%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	67
3 Yrs	rr_ExpenseExampleYear03	220
5 Yrs	rr_ExpenseExampleYear05	386
10 Yrs	rr_ExpenseExampleYear10	867
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.92%)
2003	rr_AnnualReturn2003	27.37%
2004	rr_AnnualReturn2004	10.89%
2005	rr_AnnualReturn2005	8.02%
2006	rr_AnnualReturn2006	12.67%
2007	rr_AnnualReturn2007	3.56%
2008	rr_AnnualReturn2008	(23.38%)
2009	rr_AnnualReturn2009	22.69%
2010	rr_AnnualReturn2010	12.32%
2011	rr_AnnualReturn2011	(1.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.49%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.08%)
5 Yrs	rr_AverageAnnualReturnYear05	1.58%
10 Yrs	rr_AverageAnnualReturnYear10	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class I Shares | ING Invesco Van Kampen Equity and Income Portfolio | Russell 1000 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.39%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.64%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	3.89%	[4]
Class I Shares | ING Invesco Van Kampen Equity and Income Portfolio | Barclays Capital U.S. Government/Credit Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.74%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.55%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.85%	[4]
Class I Shares | ING Invesco Van Kampen Equity and Income Portfolio | 60% Russell 1000 Value Index/40% Barclays Capital U.S. Government/Credit Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.04%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.45%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.07%	[4]
Class I Shares | ING JPMorgan Mid Cap Value Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING JPMorgan Mid Cap Value Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks growth from capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The sub-adviser (“Sub-Adviser”) defines mid-capitalization companies as those companies with market capitalizations between $1 billion and $20 billion at the time of purchase. The Portfolio seeks to invest in equity securities that the Sub-Adviser believes to be be undervalued. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Market capitalization is the total market value of a company’s shares. Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Portfolio may invest in other equity securities, which include preferred stocks, convertible securities, and foreign securities, which may take the form of depositary receipts. The Portfolio also may use derivatives, which are instruments that have a value based on another instrument, exchange rate or index, as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash position. The Portfolio may also invest up to 15% in real estate investments trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening, and proprietary fundamental analysis. The Sub-Adviser’s investment philosophy is centered on the belief that companies possessing the ability to consistently generate free cash flow led by management teams that are effective allocators of capital have the greatest potential to grow intrinsic value per share. The Sub-Adviser conducts a comprehensive analysis evaluating the business, management, and financial factors for all potential investments. The Sub-Adviser, in conjunction with their assessment of valuation, will overlay their subjective analysis of business and management factors to form a view of the stock’s future potential. The research process is designed to uncover companies with predictable and durable business models deemed capable of achieving sustainable growth and to purchase them at a discount.

The Sub-Adviser may sell a security due to a change in the company’s fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The Sub-Adviser may sell a security due to opportunity cost. As a result, a new company may displace a current holding. Finally, the Sub-Adviser may sell a security due to extreme over valuation. While the Sub-Adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company’s fundamentals and future potential.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 18.01% and Worst quarter: 4th, 2008, (21.52)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING JPMorgan Mid Cap Value Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[34],[43]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.92%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	94
3 Yrs	rr_ExpenseExampleYear03	293
5 Yrs	rr_ExpenseExampleYear05	509
10 Yrs	rr_ExpenseExampleYear10	1,131
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	30.31%
2004	rr_AnnualReturn2004	20.88%
2005	rr_AnnualReturn2005	8.71%
2006	rr_AnnualReturn2006	16.84%
2007	rr_AnnualReturn2007	2.61%
2008	rr_AnnualReturn2008	(32.86%)
2009	rr_AnnualReturn2009	25.90%
2010	rr_AnnualReturn2010	23.30%
2011	rr_AnnualReturn2011	2.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.52%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.07%
5 Yrs	rr_AverageAnnualReturnYear05	1.77%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class I Shares | ING JPMorgan Mid Cap Value Portfolio | Russell Midcap Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.38%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.04%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%	[4],[5]
Class I Shares | ING Oppenheimer Global Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Oppenheimer Global Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies.

The allocation of the Portfolio’s investment portfolio among different investments will vary over time based upon the sub-adviser’s (“Sub-Adviser’s”) evaluation of economic and market trends. The Portfolio’s investment portfolio might not always include all of the different types of investments described in this Prospectus. The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country, or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments, or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges, or in the foreign over-the-counter market.

The Portfolio’s investments include common stocks of foreign and domestic companies that the Sub-Adviser believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies may be applying new technology, new or improved distribution techniques, or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because the Sub-Adviser believes the price of their stock will increase over the long term.

The Portfolio may also invest in other equity instruments such as preferred stocks, warrants, and securities convertible into common stocks. In addition, the Portfolio may invest in derivative instruments, including options, futures, and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options). Derivatives may allow the Portfolio to increase or decrease its exposure to certain markets or risk. The Portfolio may use derivatives to seek to increase its investment return or for hedging purposes against certain market risks. The Portfolio can also buy debt securities. The Portfolio normally does not intend to invest more than 5% of its total assets in debt securities.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). In selecting securities for the Portfolio, the Sub-Adviser looks primarily for foreign and U.S. companies with high growth potential. The Sub-Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The Sub-Adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Sub-Adviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for: stocks of growth-oriented companies of any market capitalization worldwide; companies that stand to benefit from global growth trends; businesses with strong competitive positions and high demand for their products or services; and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Sub-Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Portfolio may invest up to 15% of its assets in illiquid or restricted securities. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 23.22% and Worst quarter: 4th, 2008, (21.40)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Class I Shares | ING Oppenheimer Global Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.75%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[34],[44]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.75%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	77
3 Yrs	rr_ExpenseExampleYear03	240
5 Yrs	rr_ExpenseExampleYear05	417
10 Yrs	rr_ExpenseExampleYear10	930
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	33.73%
2004	rr_AnnualReturn2004	15.28%
2005	rr_AnnualReturn2005	13.57%
2006	rr_AnnualReturn2006	17.98%
2007	rr_AnnualReturn2007	6.57%
2008	rr_AnnualReturn2008	(40.38%)
2009	rr_AnnualReturn2009	39.73%
2010	rr_AnnualReturn2010	16.06%
2011	rr_AnnualReturn2011	(8.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.40%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(8.13%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.09%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class I Shares | ING Oppenheimer Global Portfolio | MSCI World IndexSM
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.54%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05	(2.37%)	[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%	[14],[5]
Class I Shares | ING Oppenheimer Global Portfolio | MSCI ACW IndexSM
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05	(1.93%)	[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%	[14],[5]
Class I Shares | ING PIMCO Total Return Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING PIMCO Total Return Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum total return, consistent with capital preservation and prudent investment management.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 783% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	783.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index as calculated by the sub-adviser (“Sub-Adviser”).

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements or fixed-income instruments and reverse repurchase agreements or fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts, or swap agreements to generate income, to manage credit exposure, and as a substitute for physical securities.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated below investment-grade but rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services, or by Fitch Ratings or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in equity-related securities. Equity-related securities share characteristics of both debt and equity, such as convertibles and preferred stock. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign exposure may be obtained through both developed countries and countries with emerging securities markets. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to countries with emerging securities markets. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The total return sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 6.15% and Worst quarter: 3rd, 2008, (5.48)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING PIMCO Total Return Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.58%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[34],[45]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.58%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	59
3 Yrs	rr_ExpenseExampleYear03	186
5 Yrs	rr_ExpenseExampleYear05	324
10 Yrs	rr_ExpenseExampleYear10	726
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	4.36%
2004	rr_AnnualReturn2004	4.61%
2005	rr_AnnualReturn2005	2.36%
2006	rr_AnnualReturn2006	4.21%
2007	rr_AnnualReturn2007	9.79%
2008	rr_AnnualReturn2008	(0.04%)
2009	rr_AnnualReturn2009	12.89%
2010	rr_AnnualReturn2010	7.84%
2011	rr_AnnualReturn2011	3.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.48%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.46%
5 Yrs	rr_AverageAnnualReturnYear05	6.69%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Class I Shares | ING PIMCO Total Return Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%	[4],[5]
Class I Shares | ING Pioneer High Yield Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Pioneer High Yield Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return through income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and may be considered speculative. The Portfolio may invest in high-yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.

The Portfolio’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed-rate, adjustable rate, floating rate, zero-coupon, contingent, deferred, payment in kind, and auction rate features. The Portfolio’s investments may include investments that allow for balloon payments or negative amortization payments. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities of the issuer. The Portfolio may also invest in event-linked bonds and credit default swaps.

The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets.

The Portfolio may invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer. The Portfolio also may invest in mortgage-related securities, including “sub-prime” mortgages and asset-backed securities, mortgage derivatives and structured securities. Consistent with its investment objective, the Portfolio invests in equity securities of U.S. and non-U.S. issuers when the sub-adviser (“Sub-Adviser”) believes they offer the potential for capital appreciation or to diversify the Portfolio’s investment portfolio. Equity securities may include common stocks, depositary receipts, warrants, rights, and other equity interests.The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), and in real estate investment trusts.

The Portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market prices of securities; interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage the portfolio characteristics.

The Sub-Adviser uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In determining whether an investment is appropriate for the Portfolio, the Sub-Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations and a security’s potential to provide income. From time to time, the Portfolio may invest more than 25% of its assets in the same market segment.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio’s investment portfolio, the Sub-Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. The Sub-Adviser adjusts sector weightings to reflect its outlook on the market for high-yield securities, rather than using a fixed sector allocation. The Sub-Adviser makes these adjustments periodically as part of its ongoing review of the Portfolio’s investment portfolio.

Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Zero-Coupon Bonds and Pay-in-Kind Securities Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 28.78% and Worst quarter: 4th, 2008, (20.82)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Pioneer High Yield Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[34],[46]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.71%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	73
3 Yrs	rr_ExpenseExampleYear03	240
5 Yrs	rr_ExpenseExampleYear05	422
10 Yrs	rr_ExpenseExampleYear10	949
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	6.15%
2008	rr_AnnualReturn2008	(29.27%)
2009	rr_AnnualReturn2009	66.75%
2010	rr_AnnualReturn2010	19.02%
2011	rr_AnnualReturn2011	(0.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.82%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.72%)
5 Yrs	rr_AverageAnnualReturnYear05	8.14%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2006
Class I Shares | ING Pioneer High Yield Portfolio | BoA/ML HYM II Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.38%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	7.34%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%	[4],[5]
Class I Shares | ING Pioneer High Yield Portfolio | BoA/ML ACSQ Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(6.87%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.90%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%	[4],[5]
Class I Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING T. Rowe Price Diversified Mid Cap Growth Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the Standard and Poor’s MidCap 400 Index (the “Indices”) at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. As of December 31, 2011 the smallest company in the Russell Midcap® Growth Index had a market capitalization of $117.3 million and the largest had a market capitalization of $20.5 billion. As of December 31, 2011 the smallest company in the Standard and Poor’s MidCap 400 Index had a market capitalization of $499.1 million and the largest had a market capitalization of $8.1 billion. The sub-adviser (“Sub-Adviser”) focuses on mid-sized companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-sized companies. The market capitalization of the companies in the Portfolio and the Indices will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage.

Valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate, are also considered. Most holdings are expected to have relatively low dividend yields.

In pursuing its investment objective, the Sub-Adviser has the discretion to deviate from the Portfolio’s normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for substantial appreciation. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, to a limited extent, other securities may also be purchased, including foreign stocks, futures, and forward foreign currency exchange contracts, in keeping with the Portfolio’s investment objective. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2003, 20.08% and Worst quarter: 4th, 2008, (27.63)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[34],[47]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.75%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	77
3 Yrs	rr_ExpenseExampleYear03	246
5 Yrs	rr_ExpenseExampleYear05	430
10 Yrs	rr_ExpenseExampleYear10	963
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(29.90%)
2003	rr_AnnualReturn2003	44.81%
2004	rr_AnnualReturn2004	8.92%
2005	rr_AnnualReturn2005	9.26%
2006	rr_AnnualReturn2006	9.10%
2007	rr_AnnualReturn2007	13.39%
2008	rr_AnnualReturn2008	(43.15%)
2009	rr_AnnualReturn2009	46.41%
2010	rr_AnnualReturn2010	28.51%
2011	rr_AnnualReturn2011	(3.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.63%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.71%)
5 Yrs	rr_AverageAnnualReturnYear05	3.15%
10 Yrs	rr_AverageAnnualReturnYear10	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001
Class I Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | S&P MidCap 400 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.32%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	7.04%	[4]
Class I Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | Russell Midcap Growth Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.65%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.29%	[4]
Class I Shares | ING T. Rowe Price Growth Equity Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING T. Rowe Price Growth Equity Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, increasing dividend income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio concentrates its investments in growth companies. The sub-adviser (“Sub-Adviser”) seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, the Sub-Adviser seeks companies with a lucrative niche in the economy that the Sub-Adviser believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Sub-Adviser believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may also purchase, to a limited extent, foreign stocks, hybrid securities, futures, and forward foreign currency exchange contracts, in keeping with its objectives. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio’s investments in foreign securities are limited to 30% of the Portfolio’s assets.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

In pursuing its investment objectives, the Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for substantial appreciation. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2003, 16.28% and Worst quarter: 4th, 2008, (23.55)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING T. Rowe Price Growth Equity Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[34],[48]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.73%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	75
3 Yrs	rr_ExpenseExampleYear03	236
5 Yrs	rr_ExpenseExampleYear05	410
10 Yrs	rr_ExpenseExampleYear10	917
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.29%)
2003	rr_AnnualReturn2003	30.93%
2004	rr_AnnualReturn2004	10.02%
2005	rr_AnnualReturn2005	6.17%
2006	rr_AnnualReturn2006	13.30%
2007	rr_AnnualReturn2007	9.91%
2008	rr_AnnualReturn2008	(42.21%)
2009	rr_AnnualReturn2009	42.96%
2010	rr_AnnualReturn2010	16.86%
2011	rr_AnnualReturn2011	(1.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.55%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.06%)
5 Yrs	rr_AverageAnnualReturnYear05	0.97%
10 Yrs	rr_AverageAnnualReturnYear10	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 1997
Class I Shares | ING T. Rowe Price Growth Equity Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	2.92%	[4]
Class I Shares | ING Templeton Foreign Equity Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Templeton Foreign Equity Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Equity securities include common stocks, preferred stocks, and convertible securities. Convertible securities are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Portfolio also invests in depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Portfolio may use certain derivative strategies seeking to protect its assets, implement a cash or tax management strategy, or enhance its returns.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

When choosing equity investments for the Portfolio, the sub-adviser (“Sub-Adviser”) applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, profit margins and liquidation value.

In selecting securities for the Portfolio, the Sub-Adviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 26.08% and Worst quarter: 3rd, 2011, (21.24)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Class I Shares | ING Templeton Foreign Equity Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[34],[49]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.98%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	100
3 Yrs	rr_ExpenseExampleYear03	312
5 Yrs	rr_ExpenseExampleYear05	542
10 Yrs	rr_ExpenseExampleYear10	1,201
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	15.50%
2008	rr_AnnualReturn2008	(40.72%)
2009	rr_AnnualReturn2009	32.82%
2010	rr_AnnualReturn2010	8.87%
2011	rr_AnnualReturn2011	(12.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.24%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.00%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.72%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2006
Class I Shares | ING Templeton Foreign Equity Portfolio | MSCI ACW IndexSM Ex-U.S.
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[14],[5]
Class I Shares | ING Templeton Foreign Equity Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)	[14],[5]
Class I Shares | ING Thornburg Value Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Thornburg Value Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, current income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests primarily (at least 65% of its net assets) in domestic equity securities (primarily common stocks but may also include convertible securities) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity, and debt securities and domestic debt securities which, in the opinion of the sub-adviser (“Sub-Adviser”), offer prospects for meeting the Portfolio’s investment goal.

The Sub-Adviser intends to invest on an opportunistic basis, where it believes there is intrinsic value not recognized by the marketplace. The Portfolio seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners and emerging franchises when the Sub-Adviser believes these issues are value priced. The relative proportions of these different types of securities will vary over time. The Portfolio seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

The Sub-Adviser primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio’s selection criteria, relates to both current and projected measures. Among the specific factors considered by the Sub-Adviser in identifying undervalued securities for inclusion in the Portfolio are: price/earnings ratio; undervalued assets; price to book value; relative earnings growth potential; price/cash flow ratio; industry growth potential; debt/capital ratio; industry leadership; dividend yield; dividend growth potential; dividend history; franchise value; security and consistency of revenue stream; and potential for favorable developments.

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

  Basic Value - stocks of companies which, in the Sub-Adviser’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.
  Consistent Earners - stocks of companies which, in the Sub-Adviser’s opinion, are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.
  Emerging Franchises - value-priced companies that, in the Sub-Adviser’s opinion, are in the process of establishing a leading position in a product, service or market and which the Sub-Adviser expects will grow, or continue to grow, at an above-average rate. Under normal conditions the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in Basic Value or Consistent Earners.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when the Sub-Adviser believes them to be more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality. The Portfolio may also invest in American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 27.68% and Worst quarter: 3rd, 2011, (21.97)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Thornburg Value Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[34],[50]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.82%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	84
3 Yrs	rr_ExpenseExampleYear03	262
5 Yrs	rr_ExpenseExampleYear05	455
10 Yrs	rr_ExpenseExampleYear10	1,014
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(30.16%)
2003	rr_AnnualReturn2003	28.07%
2004	rr_AnnualReturn2004	12.88%
2005	rr_AnnualReturn2005	1.56%
2006	rr_AnnualReturn2006	16.84%
2007	rr_AnnualReturn2007	7.24%
2008	rr_AnnualReturn2008	(39.75%)
2009	rr_AnnualReturn2009	44.77%
2010	rr_AnnualReturn2010	11.37%
2011	rr_AnnualReturn2011	(13.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.97%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.11%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.97%)
10 Yrs	rr_AverageAnnualReturnYear10	0.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 1997
Class I Shares | ING Thornburg Value Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	2.92%	[4]
Class I Shares | ING UBS U.S. Large Cap Equity Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING UBS U.S. Large Cap Equity Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital and future income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.

In general, the Portfolio emphasizes large capitalization stocks, but also may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000® Index but below $3 billion in market capitalization and/or securities of foreign companies in developed countries.The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Portfolio’s investment strategies. The derivatives in which the Portfolio may invest include futures, and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the sub-adviser (“Sub-Adviser”) focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Sub-Adviser’s assessment of what a security is worth. The Sub-Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time for each stock under analysis. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.81% and Worst quarter: 4th, 2008, (25.97)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING UBS U.S. Large Cap Equity Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[34],[51]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.75%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	77
3 Yrs	rr_ExpenseExampleYear03	270
5 Yrs	rr_ExpenseExampleYear05	479
10 Yrs	rr_ExpenseExampleYear10	1,083
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(24.98%)
2003	rr_AnnualReturn2003	24.95%
2004	rr_AnnualReturn2004	14.76%
2005	rr_AnnualReturn2005	9.38%
2006	rr_AnnualReturn2006	14.51%
2007	rr_AnnualReturn2007	1.18%
2008	rr_AnnualReturn2008	(39.76%)
2009	rr_AnnualReturn2009	31.76%
2010	rr_AnnualReturn2010	13.44%
2011	rr_AnnualReturn2011	(2.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.97%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.35%)
10 Yrs	rr_AverageAnnualReturnYear10	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 1997
Class I Shares | ING UBS U.S. Large Cap Equity Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	2.92%	[4]
Class I Shares | ING UBS U.S. Large Cap Equity Portfolio | Russell 1000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.50%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.02%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	3.34%	[4]
Class I Shares | ING Solution Aggressive Growth Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Aggressive Growth Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 8.73% and Worst quarter: 3rd, 2011, (16.38)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Solution Aggressive Growth Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.93%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	95
3 Yrs	rr_ExpenseExampleYear03	318
5 Yrs	rr_ExpenseExampleYear05	559
10 Yrs	rr_ExpenseExampleYear10	1,250
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(4.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.38%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.84%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Class I Shares | ING Solution Aggressive Growth Portfolio | S&P Target Risk Aggressive Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.58%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%	[4],[5]
Class I Shares | ING Solution Conservative Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Conservative Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 25% in equity securities; and 75% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 4.46% and Worst quarter: 3rd, 2011, (6.88)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Solution Conservative Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.81%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.71%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	73
3 Yrs	rr_ExpenseExampleYear03	249
5 Yrs	rr_ExpenseExampleYear05	440
10 Yrs	rr_ExpenseExampleYear10	992
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	0.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.88%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.69%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Class I Shares | ING Solution Conservative Portfolio | S&P Target Risk Conservative Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.35%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%	[4],[5]
Class I Shares | ING Solution Growth Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Growth Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 65% in equity securities; and 35% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolios assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 15.66% and Worst quarter: 4th, 2008, (17.60)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Solution Growth Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.84%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	86
3 Yrs	rr_ExpenseExampleYear03	290
5 Yrs	rr_ExpenseExampleYear05	510
10 Yrs	rr_ExpenseExampleYear10	1,146
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008	(31.57%)
2009	rr_AnnualReturn2009	24.68%
2010	rr_AnnualReturn2010	13.11%
2011	rr_AnnualReturn2011	(2.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.60%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.17%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007
Class I Shares | ING Solution Growth Portfolio | S&P Target Risk Growth Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.30%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)	[4],[5]
Class I Shares | ING Solution Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 10.02% and Worst quarter: 4th, 2008, (9.41)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Solution Income Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.72%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	74
3 Yrs	rr_ExpenseExampleYear03	254
5 Yrs	rr_ExpenseExampleYear05	450
10 Yrs	rr_ExpenseExampleYear10	1,015
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	7.66%
2007	rr_AnnualReturn2007	5.44%
2008	rr_AnnualReturn2008	(16.49%)
2009	rr_AnnualReturn2009	17.62%
2010	rr_AnnualReturn2010	9.86%
2011	rr_AnnualReturn2011	0.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.41%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.54%
5 Yrs	rr_AverageAnnualReturnYear05	2.73%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class I Shares | ING Solution Income Portfolio | S&P Target Date Retirement Income Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.98%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.12%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%	[4],[5]
Class I Shares | ING Solution Income Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class I Shares | ING Solution Income Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class I Shares | ING Solution Income Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class I Shares | ING Solution Moderate Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Moderate Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 12.29% and Worst quarter: 4th, 2008, (13.01)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Solution Moderate Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.74%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	76
3 Yrs	rr_ExpenseExampleYear03	258
5 Yrs	rr_ExpenseExampleYear05	456
10 Yrs	rr_ExpenseExampleYear10	1,028
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008	(23.32%)
2009	rr_AnnualReturn2009	20.46%
2010	rr_AnnualReturn2010	11.66%
2011	rr_AnnualReturn2011	(0.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.01%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.30%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007
Class I Shares | ING Solution Moderate Portfolio | S&P Target Risk Moderate Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.26%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%	[4],[5]
Class I Shares | ING Solution 2015 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2015 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 13.79% and Worst quarter: 4th, 2008, (15.58)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Solution 2015 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.78%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	80
3 Yrs	rr_ExpenseExampleYear03	273
5 Yrs	rr_ExpenseExampleYear05	482
10 Yrs	rr_ExpenseExampleYear10	1,086
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	10.96%
2007	rr_AnnualReturn2007	4.90%
2008	rr_AnnualReturn2008	(26.71%)
2009	rr_AnnualReturn2009	22.70%
2010	rr_AnnualReturn2010	11.49%
2011	rr_AnnualReturn2011	(0.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.58%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.46%)
5 Yrs	rr_AverageAnnualReturnYear05	0.92%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class I Shares | ING Solution 2015 Portfolio | S&P Target Date 2015 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.53%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.26%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%	[4],[5]
Class I Shares | ING Solution 2015 Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class I Shares | ING Solution 2015 Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class I Shares | ING Solution 2015 Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class I Shares | ING Solution 2020 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2020 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class I Shares | ING Solution 2020 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.86%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	88
3 Yrs	rr_ExpenseExampleYear03	307
5 Yrs	rr_ExpenseExampleYear05	543
10 Yrs	rr_ExpenseExampleYear10	1,223
Class I Shares | ING Solution 2025 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2025 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 16.73% and Worst quarter: 4th, 2008, (19.43)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Solution 2025 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.86%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	88
3 Yrs	rr_ExpenseExampleYear03	298
5 Yrs	rr_ExpenseExampleYear05	526
10 Yrs	rr_ExpenseExampleYear10	1,180
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	12.94%
2007	rr_AnnualReturn2007	4.84%
2008	rr_AnnualReturn2008	(33.72%)
2009	rr_AnnualReturn2009	26.13%
2010	rr_AnnualReturn2010	14.10%
2011	rr_AnnualReturn2011	(2.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.43%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.92%)
5 Yrs	rr_AverageAnnualReturnYear05	(0.59%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class I Shares | ING Solution 2025 Portfolio | S&P Target Date 2025 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.28%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.31%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[4],[5]
Class I Shares | ING Solution 2025 Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class I Shares | ING Solution 2025 Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class I Shares | ING Solution 2025 Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class I Shares | ING Solution 2030 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2030 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class I Shares | ING Solution 2030 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.93%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	95
3 Yrs	rr_ExpenseExampleYear03	329
5 Yrs	rr_ExpenseExampleYear05	581
10 Yrs	rr_ExpenseExampleYear10	1,304
Class I Shares | ING Solution 2035 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2035 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.09% and Worst quarter: 4th, 2008, (21.17)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Solution 2035 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.92%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	94
3 Yrs	rr_ExpenseExampleYear03	317
5 Yrs	rr_ExpenseExampleYear05	558
10 Yrs	rr_ExpenseExampleYear10	1,249
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	14.29%
2007	rr_AnnualReturn2007	5.66%
2008	rr_AnnualReturn2008	(36.85%)
2009	rr_AnnualReturn2009	28.68%
2010	rr_AnnualReturn2010	14.77%
2011	rr_AnnualReturn2011	(4.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.17%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.42%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.19%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class I Shares | ING Solution 2035 Portfolio | S&P Target Date 2035 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.33%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[4],[5]
Class I Shares | ING Solution 2035 Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class I Shares | ING Solution 2035 Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class I Shares | ING Solution 2035 Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class I Shares | ING Solution 2040 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2040 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives including futures and swaps(including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class I Shares | ING Solution 2040 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.97%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	99
3 Yrs	rr_ExpenseExampleYear03	341
5 Yrs	rr_ExpenseExampleYear05	602
10 Yrs	rr_ExpenseExampleYear10	1,350
Class I Shares | ING Solution 2045 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2045 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 19.55% and Worst quarter: 4th, 2008, (23.00)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Solution 2045 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.93%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	95
3 Yrs	rr_ExpenseExampleYear03	320
5 Yrs	rr_ExpenseExampleYear05	563
10 Yrs	rr_ExpenseExampleYear10	1,261
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	15.38%
2007	rr_AnnualReturn2007	5.96%
2008	rr_AnnualReturn2008	(39.70%)
2009	rr_AnnualReturn2009	30.16%
2010	rr_AnnualReturn2010	15.51%
2011	rr_AnnualReturn2011	(5.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.00%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.02%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.82%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class I Shares | ING Solution 2045 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.27%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[32],[4]
Class I Shares | ING Solution 2045 Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class I Shares | ING Solution 2045 Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class I Shares | ING Solution 2045 Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class I Shares | ING Solution 2050 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2050 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class I Shares | ING Solution 2050 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.97%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	99
3 Yrs	rr_ExpenseExampleYear03	341
5 Yrs	rr_ExpenseExampleYear05	602
10 Yrs	rr_ExpenseExampleYear10	1,350
Class I Shares | ING Solution 2055 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2055 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 9.15% and Worst quarter: 3rd, 2011, (16.89)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Class I Shares | ING Solution 2055 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.93%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	95
3 Yrs	rr_ExpenseExampleYear03	320
5 Yrs	rr_ExpenseExampleYear05	563
10 Yrs	rr_ExpenseExampleYear10	1,261
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(4.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.89%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.91%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Class I Shares | ING Solution 2055 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[33]
5 Yrs	rr_AverageAnnualReturnYear05		[33]
10 Yrs	rr_AverageAnnualReturnYear10		[33]
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[33],[5]
Class I Shares | ING Index Solution Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 7.31% and Worst quarter: 3rd, 2011, (3.91)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Index Solution Income Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.55%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	56
3 Yrs	rr_ExpenseExampleYear03	202
5 Yrs	rr_ExpenseExampleYear05	361
10 Yrs	rr_ExpenseExampleYear10	823
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	11.46%
2010	rr_AnnualReturn2010	7.96%
2011	rr_AnnualReturn2011	2.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.91%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.99%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class I Shares | ING Index Solution Income Portfolio | S&P Target Date Retirement Income Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.98%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%	[4],[5]
Class I Shares | ING Index Solution 2015 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2015 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 10.64% and Worst quarter: 3rd, 2011, (7.05)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Index Solution 2015 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.55%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	56
3 Yrs	rr_ExpenseExampleYear03	202
5 Yrs	rr_ExpenseExampleYear05	361
10 Yrs	rr_ExpenseExampleYear10	823
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	16.99%
2010	rr_AnnualReturn2010	9.11%
2011	rr_AnnualReturn2011	1.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.05%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.01%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class I Shares | ING Index Solution 2015 Portfolio | S&P Target Date 2015 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.53%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%	[4],[5]
Class I Shares | ING Index Solution 2020 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2020 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class I Shares | ING Index Solution 2020 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.58%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	59
3 Yrs	rr_ExpenseExampleYear03	218
5 Yrs	rr_ExpenseExampleYear05	391
10 Yrs	rr_ExpenseExampleYear10	892
Class I Shares | ING Index Solution 2025 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2025 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 13.82% and Worst quarter: 3rd, 2011, (11.84)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Index Solution 2025 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.55%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	56
3 Yrs	rr_ExpenseExampleYear03	200
5 Yrs	rr_ExpenseExampleYear05	357
10 Yrs	rr_ExpenseExampleYear10	812
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	21.20%
2010	rr_AnnualReturn2010	11.96%
2011	rr_AnnualReturn2011	(1.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.84%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.24%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class I Shares | ING Index Solution 2025 Portfolio | S&P Target Date 2025 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.28%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%	[4],[5]
Class I Shares | ING Index Solution 2030 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2030 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class I Shares | ING Index Solution 2030 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.57%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	58
3 Yrs	rr_ExpenseExampleYear03	215
5 Yrs	rr_ExpenseExampleYear05	386
10 Yrs	rr_ExpenseExampleYear10	880
Class I Shares | ING Index Solution 2035 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2035 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 16.17% and Worst quarter: 3rd, 2011, (14.88)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Index Solution 2035 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.55%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	56
3 Yrs	rr_ExpenseExampleYear03	200
5 Yrs	rr_ExpenseExampleYear05	357
10 Yrs	rr_ExpenseExampleYear10	812
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	23.81%
2010	rr_AnnualReturn2010	13.10%
2011	rr_AnnualReturn2011	(3.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.88%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.06%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class I Shares | ING Index Solution 2035 Portfolio | S&P Target Date 2035 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%	[4],[5]
Class I Shares | ING Index Solution 2040 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2040 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors,to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class I Shares | ING Index Solution 2040 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.57%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	58
3 Yrs	rr_ExpenseExampleYear03	215
5 Yrs	rr_ExpenseExampleYear05	386
10 Yrs	rr_ExpenseExampleYear10	880
Class I Shares | ING Index Solution 2045 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2045 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.85% and Worst quarter: 3rd, 2011, (16.44)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class I Shares | ING Index Solution 2045 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.55%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	56
3 Yrs	rr_ExpenseExampleYear03	202
5 Yrs	rr_ExpenseExampleYear05	361
10 Yrs	rr_ExpenseExampleYear10	823
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	26.53%
2010	rr_AnnualReturn2010	14.28%
2011	rr_AnnualReturn2011	(3.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.44%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.92%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class I Shares | ING Index Solution 2045 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%	[4],[5]
Class I Shares | ING Index Solution 2050 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2050 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class I Shares | ING Index Solution 2050 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.57%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	58
3 Yrs	rr_ExpenseExampleYear03	215
5 Yrs	rr_ExpenseExampleYear05	386
10 Yrs	rr_ExpenseExampleYear10	880
Class I Shares | ING Index Solution 2055 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2055 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire in 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class I shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 8.78% and Worst quarter: 3rd, 2011, (16.44)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Class I Shares | ING Index Solution 2055 Portfolio | Class I
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.64%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[34],[52]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.55%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	56
3 Yrs	rr_ExpenseExampleYear03	196
5 Yrs	rr_ExpenseExampleYear05	348
10 Yrs	rr_ExpenseExampleYear10	790
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(3.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.44%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.93%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Class I Shares | ING Index Solution 2055 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[33]
5 Yrs	rr_AverageAnnualReturnYear05		[33]
10 Yrs	rr_AverageAnnualReturnYear10		[33]
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[33],[5]
Class S2 Shares | ING American Century Small-Mid Cap Value Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING American Century Small-Mid Cap Value Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The sub-adviser (“Sub-Adviser”) defines small-capitalization companies to include those with a market capitalization no larger than that of the largest company in the S&P SmallCap 600 Index or the Russell 2000® Index and mid-capitalization companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The Portfolio may invest up to 20% of its assets in companies outside these two capitalization ranges, measured at the time of purchase.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and its stock price has risen to, or is higher than, a level the Sub-Adviser believes more accurately reflects the company’s fair value. The Sub-Adviser uses a multi-capitalization approach under which one of its teams of portfolio managers focuses on investments in the securities of small-capitalization companies and the second focuses on selecting investments in securities of mid-capitalization companies for the Portfolio.

Equity securities include common stocks, preferred stocks, and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks, and stocks or stock index futures contracts.

The Portfolio may invest a portion of its assets in derivative instruments, including futures contracts, for cash management purposes. The Portfolio may also invest a portion of its assets in foreign securities, debt obligations of governments and their agencies, and other similar securities.

The Sub-Adviser may also sell stocks from the Portfolio’s investment portfolio if it believes: a stock no longer meets its valuation criteria; a stock’s risk parameters outweigh its return opportunity; more attractive alternatives are identified; or specific events alter a stock’s prospects.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 20.61% and Worst quarter: 4th, 2008, (20.34)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING American Century Small-Mid Cap Value Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.71%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[34],[53]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.35%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	137
3 Yrs	rr_ExpenseExampleYear03	504
5 Yrs	rr_ExpenseExampleYear05	894
10 Yrs	rr_ExpenseExampleYear10	1,989
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	21.87%
2011	rr_AnnualReturn2011	(3.33%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.33%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	27.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2009
Class S2 Shares | ING American Century Small-Mid Cap Value Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	35.30%
2004	rr_AnnualReturn2004	21.16%
2005	rr_AnnualReturn2005	7.69%
2006	rr_AnnualReturn2006	15.26%
2007	rr_AnnualReturn2007	(3.05%)
2008	rr_AnnualReturn2008	(26.67%)
2009	rr_AnnualReturn2009	35.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.34%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.31%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	2.56%	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002	[54]
Class S2 Shares | ING American Century Small-Mid Cap Value Portfolio | Russell 2500TM Value Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.36%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	27.74%	[4],[5]
Class S2 Shares | ING American Century Small-Mid Cap Value Portfolio | Russell 2500TM Value Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.36%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.58%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%	[4],[5]
Class S2 Shares | ING American Century Small-Mid Cap Value Portfolio | S&P Small Cap 600/Citigroup Value Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.38%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	28.06%	[4],[5]
Class S2 Shares | ING American Century Small-Mid Cap Value Portfolio | S&P Small Cap 600/Citigroup Value Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.38%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.12%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%	[4],[5]
Class S2 Shares | ING Baron Growth Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Baron Growth Portfolio

		(formerly, ING Baron Small Cap Growth Portfolio)
Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of small-sized growth companies with market capitalizations of under $2.5 billion as measured at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio will not sell positions just because their market values have increased. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their original market capitalizations.

The Portfolio may invest up to 20% in foreign securities, including American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 20.38% and Worst quarter: 4th, 2008, (27.00)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Baron Growth Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.50%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34],[55]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.40%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	143
3 Yrs	rr_ExpenseExampleYear03	464
5 Yrs	rr_ExpenseExampleYear05	809
10 Yrs	rr_ExpenseExampleYear10	1,782
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	26.28%
2011	rr_AnnualReturn2011	2.05%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.05%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	28.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2009
Class S2 Shares | ING Baron Growth Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	33.25%
2004	rr_AnnualReturn2004	27.76%
2005	rr_AnnualReturn2005	7.20%
2006	rr_AnnualReturn2006	15.08%
2007	rr_AnnualReturn2007	5.94%
2008	rr_AnnualReturn2008	(41.35%)
2009	rr_AnnualReturn2009	34.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.00%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.06%	[54]
5 Yrs	rr_AverageAnnualReturnYear05	1.57%	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002	[54]
Class S2 Shares | ING Baron Growth Portfolio | Russell 2000 Growth Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.91%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	28.50%	[4],[5]
Class S2 Shares | ING Baron Growth Portfolio | Russell 2000 Growth Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.91%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.09%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%	[4],[5]
Class S2 Shares | ING Baron Growth Portfolio | Russell 2000 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.18%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	27.26%	[4],[5]
Class S2 Shares | ING Baron Growth Portfolio | Russell 2000 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.18%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.15%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[4],[5]
Class S2 Shares | ING Columbia Small Cap Value II Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Columbia Small Cap Value II Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index (which measures the performance of the small-cap value segment of the U.S. equity universe), at the time of purchase, that the sub-adviser (“Sub-Adviser”) believes are undervalued and have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The market capitalization of companies in the Russell 2000® Value Index as of December 31, 2011, ranged from $36.5 million and $3.7 billion.

The Portfolio may invest up to 20% of its total assets in foreign securities and depositary receipts. The Portfolio may invest in real estate investment trusts. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”); convertible securities; initial public offerings; and derivatives, including options on securities, options on stock indices, covered calls, secured put options, and over-the-counter options. The Portfolio may use derivatives to seek: to enhance its return; to protect against changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations; to protect its unrealized gains reflected in the value of its portfolio securities; to facilitate the sale of such securities for investment purposes; to reduce transaction costs; and/or to manage the effective maturity or duration of its portfolio.

The Sub-Adviser combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Portfolio. The management team considers, among other things: businesses that are believed to be fundamentally sound, attractively priced and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value (the Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); a company’s current operating margins relative to its historic range and future potential; and potential indicators of stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or anticipated improvements in macroeconomic factors. Additionally, the management team uses analytical tools to monitor the risk profile of the Portfolio.

The Sub-Adviser may sell a security when its price reaches a target set by the team, if the Sub-Adviser believes there is deterioration in the company’s financial circumstances or fundamental prospects, when the Sub-Adviser believes other investments are more attractive or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. If the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2007-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 21.41% and Worst quarter: 4th, 2008, (24.26)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Columbia Small Cap Value II Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.40%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34],[56]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.30%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	132
3 Yrs	rr_ExpenseExampleYear03	433
5 Yrs	rr_ExpenseExampleYear05	756
10 Yrs	rr_ExpenseExampleYear10	1,671
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	25.04%
2011	rr_AnnualReturn2011	(2.88%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.88%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	27.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2009
Class S2 Shares | ING Columbia Small Cap Value II Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	2.82%
2008	rr_AnnualReturn2008	(34.18%)
2009	rr_AnnualReturn2009	24.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.26%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.84%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	0.48%	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006	[54]
Class S2 Shares | ING Columbia Small Cap Value II Portfolio | Russell 2000 Value Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.50%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	25.94%	[4],[5]
Class S2 Shares | ING Columbia Small Cap Value II Portfolio | Russell 2000 Value Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.50%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(1.87%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)	[4],[5]
Class S2 Shares | ING Davis New York Venture Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Davis New York Venture Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities, and non-equity securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value.

Over the years, the Sub-Adviser has developed a list of characteristics that it believes allow companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the Sub-Adviser searches for companies that demonstrate a majority or an appropriate mix of these characteristics: first class management; a proven track record, significant alignment of interest in business, and intelligent application of capital; strong financial condition and satisfactory profitability, a strong balance sheet, low cost structure, and high return on capital; and strong competitive positioning for the long term, non-obsolescent products/services, dominant or growing market share, and global presence and brand names.

The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The Sub-Adviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. The Portfolio historically has invested a significant portion of its assets in the financial services sector.

The Sub-Adviser will consider selling a company’s stock if the stock’s market price exceeds the Sub-Adviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s stock is no longer attractive.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Headline To take advantage of an attractive valuation, the Portfolio may invest in a company when that company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual shareholder report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. There is a risk that the company’s stock may never recover.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted for the higher expenses of Class S2 shares. Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2011
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 20.60% and Worst quarter: 4th, 2008, (24.24)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Davis New York Venture Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[34],[57]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34],[57]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34],[57]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[34],[57]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.46%	[34],[57]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[34],[57],[58]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%	[34],[57]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	117
3 Yrs	rr_ExpenseExampleYear03	431
5 Yrs	rr_ExpenseExampleYear05	768
10 Yrs	rr_ExpenseExampleYear10	1,720
Class S2 Shares | ING Davis New York Venture Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(24.73%)
2003	rr_AnnualReturn2003	40.48%
2004	rr_AnnualReturn2004	8.30%
2005	rr_AnnualReturn2005	3.75%
2006	rr_AnnualReturn2006	13.70%
2007	rr_AnnualReturn2007	4.00%
2008	rr_AnnualReturn2008	(39.33%)
2009	rr_AnnualReturn2009	31.41%
2010	rr_AnnualReturn2010	11.81%
2011	rr_AnnualReturn2011	(4.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.24%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.77%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	(2.46%)	[54]
10 Yrs	rr_AverageAnnualReturnYear10	1.78%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001	[54]
Class S2 Shares | ING Davis New York Venture Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	2.92%	[4]
Class S2 Shares | ING Invesco Van Kampen Comstock Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Invesco Van Kampen Comstock Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital growth and income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio primarily invests in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. Additionally, the Portfolio may invest up to 15% of its assets in real estate investment trusts. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the sub-adviser (“Sub-Adviser”) to possess the potential for capital growth and income.

The Portfolio may invest up to 25% of its assets in securities of foreign issuers. The Portfolio may also invest in American Depositary Receipts without limitation and may purchase and sell certain derivative instruments, such as options, forward contracts, futures, and options on futures, for various portfolio management purposes including to seek to hedge against currency risk. The Portfolio generally holds up to 10% of its assets in high-quality short-term debt securities and investment-grade corporate debt securities in order to provide liquidity.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring, or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Portfolio’s style of investment presents a risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. The Portfolio may invest in companies of any market capitalization. The securities of medium- or small-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than larger companies. Thus, to the extent the Sub-Adviser invests in medium- and small-sized companies, the Portfolio may be subject to greater risk than that assumed through investment in securities of larger companies.

Portfolio securities are typically sold when the Sub-Adviser’s assessment of the capital growth and income potential for such securities materially changes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted for the higher expenses of Class S2 shares. Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2011
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 19.03% and Worst quarter: 4th, 2008, (23.28)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Invesco Van Kampen Comstock Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[34],[57]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34],[57]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34],[57]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[34],[57]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.26%	[34],[57]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34],[57],[59]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.16%	[34],[57]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	118
3 Yrs	rr_ExpenseExampleYear03	390
5 Yrs	rr_ExpenseExampleYear05	682
10 Yrs	rr_ExpenseExampleYear10	1,514
Class S2 Shares | ING Invesco Van Kampen Comstock Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	29.47%
2004	rr_AnnualReturn2004	16.57%
2005	rr_AnnualReturn2005	3.31%
2006	rr_AnnualReturn2006	15.68%
2007	rr_AnnualReturn2007	(2.42%)
2008	rr_AnnualReturn2008	(36.57%)
2009	rr_AnnualReturn2009	28.36%
2010	rr_AnnualReturn2010	14.96%
2011	rr_AnnualReturn2011	(2.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.28%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.23%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	(2.24%)	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002	[54]
Class S2 Shares | ING Invesco Van Kampen Comstock Portfolio | Russell 1000 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.39%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.64%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%	[4],[5]
Class S2 Shares | ING Invesco Van Kampen Comstock Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%	[4],[5]
Class S2 Shares | ING Invesco Van Kampen Equity and Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Invesco Van Kampen Equity and Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return, consisting of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy.

The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks, and convertible securities) and investment-grade quality debt securities. Investment-grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Services, Inc. or unrated securities determined by the sub-adviser (“Sub-Adviser”) to be of comparable quality. The composition of the Portfolio’s investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio’s investment objective.

The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that the Sub-Adviser believes offer the potential for income and long-term growth of capital. The Sub-Adviser seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio’s style of investment presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

The Portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities.

Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio’s investment performance. In an effort to reduce the Portfolio’s overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Sub-Adviser focuses on large-capitalization companies, although the Portfolio may invest in companies of any size.

Portfolio securities are typically sold when the assessments of the Sub-Adviser of income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The Portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, structured notes and other types of structured investments, and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management, and mitigate risks.

The Portfolio may invest in collateralized mortgage obligations and commercial mortgage-backed securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities, debt instruments, and/or money market instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2002-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 16.70% and Worst quarter: 3rd, 2002, (17.56)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Invesco Van Kampen Equity and Income Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.20%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[34],[60]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.06%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	108
3 Yrs	rr_ExpenseExampleYear03	367
5 Yrs	rr_ExpenseExampleYear05	646
10 Yrs	rr_ExpenseExampleYear10	1,442
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	11.88%
2011	rr_AnnualReturn2011	(1.48%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.48%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	16.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2009
Class S2 Shares | ING Invesco Van Kampen Equity and Income Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.24%)
2003	rr_AnnualReturn2003	26.85%
2004	rr_AnnualReturn2004	10.46%
2005	rr_AnnualReturn2005	7.59%
2006	rr_AnnualReturn2006	12.22%
2007	rr_AnnualReturn2007	3.11%
2008	rr_AnnualReturn2008	(23.67%)
2009	rr_AnnualReturn2009	22.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.56%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.48%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	1.17%	[54]
10 Yrs	rr_AverageAnnualReturnYear10	3.24%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001	[54]
Class S2 Shares | ING Invesco Van Kampen Equity and Income Portfolio | Russell 1000 Value Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.39%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	23.30%	[4],[5]
Class S2 Shares | ING Invesco Van Kampen Equity and Income Portfolio | Russell 1000 Value Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.39%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.64%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	3.89%	[4]
Class S2 Shares | ING Invesco Van Kampen Equity and Income Portfolio | Barclays Capital U.S. Government/Credit Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.74%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%	[4],[5]
Class S2 Shares | ING Invesco Van Kampen Equity and Income Portfolio | Barclays Capital U.S. Government/Credit Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.74%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.55%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.85%	[4]
Class S2 Shares | ING Invesco Van Kampen Equity and Income Portfolio | 60% Russell 1000 Value Index/40% Barclays Capital U.S. Government/Credit Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.04%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	17.40%	[4],[5]
Class S2 Shares | ING Invesco Van Kampen Equity and Income Portfolio | 60% Russell 1000 Value Index/40% Barclays Capital U.S. Government/Credit Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.04%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.45%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.07%	[4]
Class S2 Shares | ING JPMorgan Mid Cap Value Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING JPMorgan Mid Cap Value Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks growth from capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. The sub-adviser (“Sub-Adviser”) defines mid-capitalization companies as those companies with market capitalizations between $1 billion and $20 billion at the time of purchase. The Portfolio seeks to invest in equity securities that the Sub-Adviser believes to be be undervalued. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Market capitalization is the total market value of a company’s shares. Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Portfolio may invest in other equity securities, which include preferred stocks, convertible securities, and foreign securities, which may take the form of depositary receipts. The Portfolio also may use derivatives, which are instruments that have a value based on another instrument, exchange rate or index, as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash position. The Portfolio may also invest up to 15% in real estate investments trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening, and proprietary fundamental analysis. The Sub-Adviser’s investment philosophy is centered on the belief that companies possessing the ability to consistently generate free cash flow led by management teams that are effective allocators of capital have the greatest potential to grow intrinsic value per share. The Sub-Adviser conducts a comprehensive analysis evaluating the business, management, and financial factors for all potential investments. The Sub-Adviser, in conjunction with their assessment of valuation, will overlay their subjective analysis of business and management factors to form a view of the stock’s future potential. The research process is designed to uncover companies with predictable and durable business models deemed capable of achieving sustainable growth and to purchase them at a discount.

The Sub-Adviser may sell a security due to a change in the company’s fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The Sub-Adviser may sell a security due to opportunity cost. As a result, a new company may displace a current holding. Finally, the Sub-Adviser may sell a security due to extreme over valuation. While the Sub-Adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company’s fundamentals and future potential.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 17.85% and Worst quarter: 4th, 2008, (21.57)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING JPMorgan Mid Cap Value Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.42%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34],[61]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.32%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	134
3 Yrs	rr_ExpenseExampleYear03	440
5 Yrs	rr_ExpenseExampleYear05	767
10 Yrs	rr_ExpenseExampleYear10	1,693
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	22.75%
2011	rr_AnnualReturn2011	1.67%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.67%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	25.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2009
Class S2 Shares | ING JPMorgan Mid Cap Value Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	29.86%
2004	rr_AnnualReturn2004	20.43%
2005	rr_AnnualReturn2005	8.32%
2006	rr_AnnualReturn2006	16.33%
2007	rr_AnnualReturn2007	2.18%
2008	rr_AnnualReturn2008	(33.14%)
2009	rr_AnnualReturn2009	25.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.57%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.68%	[54]
5 Yrs	rr_AverageAnnualReturnYear05	1.37%	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002	[54]
Class S2 Shares | ING JPMorgan Mid Cap Value Portfolio | Russell Midcap Value Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.38%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	30.02%	[4],[5]
Class S2 Shares | ING JPMorgan Mid Cap Value Portfolio | Russell Midcap Value Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.38%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.04%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%	[4],[5]
Class S2 Shares | ING Oppenheimer Global Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Oppenheimer Global Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests mainly in common stocks of companies in the United States and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies.

The allocation of the Portfolio’s investment portfolio among different investments will vary over time based upon the sub-adviser’s (“Sub-Adviser’s”) evaluation of economic and market trends. The Portfolio’s investment portfolio might not always include all of the different types of investments described in this Prospectus. The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country, or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments, or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges, or in the foreign over-the-counter market.

The Portfolio’s investments include common stocks of foreign and domestic companies that the Sub-Adviser believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies may be applying new technology, new or improved distribution techniques, or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because the Sub-Adviser believes the price of their stock will increase over the long term.

The Portfolio may also invest in other equity instruments such as preferred stocks, warrants, and securities convertible into common stocks. In addition, the Portfolio may invest in derivative instruments, including options, futures, and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options). Derivatives may allow the Portfolio to increase or decrease its exposure to certain markets or risk. The Portfolio may use derivatives to seek to increase its investment return or for hedging purposes against certain market risks. The Portfolio can also buy debt securities. The Portfolio normally does not intend to invest more than 5% of its total assets in debt securities.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). In selecting securities for the Portfolio, the Sub-Adviser looks primarily for foreign and U.S. companies with high growth potential. The Sub-Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The Sub-Adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Sub-Adviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for: stocks of growth-oriented companies of any market capitalization worldwide; companies that stand to benefit from global growth trends; businesses with strong competitive positions and high demand for their products or services; and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Sub-Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Portfolio may invest up to 15% of its assets in illiquid or restricted securities. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 23.10% and Worst quarter: 4th, 2008, (21.56)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Class S2 Shares | ING Oppenheimer Global Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34],[62]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	117
3 Yrs	rr_ExpenseExampleYear03	387
5 Yrs	rr_ExpenseExampleYear05	677
10 Yrs	rr_ExpenseExampleYear10	1,502
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	15.63%
2011	rr_AnnualReturn2011	(8.52%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(8.52%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	22.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2009
Class S2 Shares | ING Oppenheimer Global Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	31.62%
2004	rr_AnnualReturn2004	14.85%
2005	rr_AnnualReturn2005	13.11%
2006	rr_AnnualReturn2006	17.41%
2007	rr_AnnualReturn2007	6.19%
2008	rr_AnnualReturn2008	(40.65%)
2009	rr_AnnualReturn2009	39.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.56%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(8.52%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	(1.47%)	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002	[54]
Class S2 Shares | ING Oppenheimer Global Portfolio | MSCI World IndexSM | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.54%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05		[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	19.98%	[30],[5]
Class S2 Shares | ING Oppenheimer Global Portfolio | MSCI World IndexSM | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.54%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(2.37%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%	[30],[5]
Class S2 Shares | ING Oppenheimer Global Portfolio | MSCI ACW IndexSM | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05		[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	20.68%	[30],[5]
Class S2 Shares | ING Oppenheimer Global Portfolio | MSCI ACW IndexSM | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(1.93%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%	[30],[5]
Class S2 Shares | ING PIMCO Total Return Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING PIMCO Total Return Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum total return, consistent with capital preservation and prudent investment management.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 783% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	783.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index as calculated by the sub-adviser (“Sub-Adviser”).

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed-time deposits and bankers’ acceptances; repurchase agreements or fixed-income instruments and reverse repurchase agreements or fixed-income instruments; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest in derivatives based on fixed-income instruments, such as forwards, options, futures contracts, or swap agreements to generate income, to manage credit exposure, and as a substitute for physical securities.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated below investment-grade but rated B or higher at the time of investment by Moody’s Investors Services, Inc., Standard & Poor’s Ratings Services, or by Fitch Ratings or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may engage in short sales and may invest up to 10% of its total assets in equity-related securities. Equity-related securities share characteristics of both debt and equity, such as convertibles and preferred stock. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign exposure may be obtained through both developed countries and countries with emerging securities markets. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to countries with emerging securities markets. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The total return sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Short Sales Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 6.07% and Worst quarter: 3rd, 2008, (5.60)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING PIMCO Total Return Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34],[63]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.98%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	100
3 Yrs	rr_ExpenseExampleYear03	334
5 Yrs	rr_ExpenseExampleYear05	586
10 Yrs	rr_ExpenseExampleYear10	1,308
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	7.38%
2011	rr_AnnualReturn2011	3.10%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.10%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2009
Class S2 Shares | ING PIMCO Total Return Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003	3.91%
2004	rr_AnnualReturn2004	4.18%
2005	rr_AnnualReturn2005	1.94%
2006	rr_AnnualReturn2006	3.82%
2007	rr_AnnualReturn2007	9.34%
2008	rr_AnnualReturn2008	(0.43%)
2009	rr_AnnualReturn2009	12.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.60%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.12%	[54]
5 Yrs	rr_AverageAnnualReturnYear05	6.28%	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002	[54]
Class S2 Shares | ING PIMCO Total Return Portfolio | BCAB Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%	[4],[5]
Class S2 Shares | ING PIMCO Total Return Portfolio | BCAB Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%	[4],[5]
Class S2 Shares | ING Pioneer High Yield Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Pioneer High Yield Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return through income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and may be considered speculative. The Portfolio may invest in high-yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.

The Portfolio’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed-rate, adjustable rate, floating rate, zero-coupon, contingent, deferred, payment in kind, and auction rate features. The Portfolio’s investments may include investments that allow for balloon payments or negative amortization payments. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities of the issuer. The Portfolio may also invest in event-linked bonds and credit default swaps.

The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets.

The Portfolio may invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer. The Portfolio also may invest in mortgage-related securities, including “sub-prime” mortgages and asset-backed securities, mortgage derivatives and structured securities. Consistent with its investment objective, the Portfolio invests in equity securities of U.S. and non-U.S. issuers when the sub-adviser (“Sub-Adviser”) believes they offer the potential for capital appreciation or to diversify the Portfolio’s investment portfolio. Equity securities may include common stocks, depositary receipts, warrants, rights, and other equity interests.The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), and in real estate investment trusts.

The Portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market prices of securities; interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage the portfolio characteristics.

The Sub-Adviser uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. The Sub-Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In determining whether an investment is appropriate for the Portfolio, the Sub-Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations and a security’s potential to provide income. From time to time, the Portfolio may invest more than 25% of its assets in the same market segment.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio’s investment portfolio, the Sub-Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. The Sub-Adviser adjusts sector weightings to reflect its outlook on the market for high-yield securities, rather than using a fixed sector allocation. The Sub-Adviser makes these adjustments periodically as part of its ongoing review of the Portfolio’s investment portfolio.

Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Zero-Coupon Bonds and Pay-in-Kind Securities Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted for the higher expenses of Class S2 shares. Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2011
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 28.69% and Worst quarter: 4th, 2008, (20.90)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Pioneer High Yield Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[34],[57]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34],[57]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34],[57]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[34],[57]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%	[34],[57]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[34],[57],[64]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.11%	[34],[57]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	113
3 Yrs	rr_ExpenseExampleYear03	387
5 Yrs	rr_ExpenseExampleYear05	682
10 Yrs	rr_ExpenseExampleYear10	1,520
Class S2 Shares | ING Pioneer High Yield Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	5.72%
2008	rr_AnnualReturn2008	(29.56%)
2009	rr_AnnualReturn2009	66.09%
2010	rr_AnnualReturn2010	18.54%
2011	rr_AnnualReturn2011	(1.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.90%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.13%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	7.70%	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 20, 2006	[54]
Class S2 Shares | ING Pioneer High Yield Portfolio | BoA/ML HYM II Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.38%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	7.34%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%	[4],[5]
Class S2 Shares | ING Pioneer High Yield Portfolio | BoA/ML ACSQ Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(6.87%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.90%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%	[4],[5]
Class S2 Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING T. Rowe Price Diversified Mid Cap Growth Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the Standard and Poor’s MidCap 400 Index (the “Indices”) at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. As of December 31, 2011 the smallest company in the Russell Midcap® Growth Index had a market capitalization of $117.3 million and the largest had a market capitalization of $20.5 billion. As of December 31, 2011 the smallest company in the Standard and Poor’s MidCap 400 Index had a market capitalization of $499.1 million and the largest had a market capitalization of $8.1 billion. The sub-adviser (“Sub-Adviser”) focuses on mid-sized companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-sized companies. The market capitalization of the companies in the Portfolio and the Indices will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage.

Valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate, are also considered. Most holdings are expected to have relatively low dividend yields.

In pursuing its investment objective, the Sub-Adviser has the discretion to deviate from the Portfolio’s normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for substantial appreciation. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, to a limited extent, other securities may also be purchased, including foreign stocks, futures, and forward foreign currency exchange contracts, in keeping with the Portfolio’s investment objective. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2002-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2003, 19.92% and Worst quarter: 4th, 2008, (27.64)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.28%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[34],[65]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	117
3 Yrs	rr_ExpenseExampleYear03	393
5 Yrs	rr_ExpenseExampleYear05	690
10 Yrs	rr_ExpenseExampleYear10	1,534
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	27.99%
2011	rr_AnnualReturn2011	(4.07%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.07%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	27.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2009
Class S2 Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(30.29%)
2003	rr_AnnualReturn2003	44.42%
2004	rr_AnnualReturn2004	8.40%
2005	rr_AnnualReturn2005	8.78%
2006	rr_AnnualReturn2006	8.81%
2007	rr_AnnualReturn2007	12.84%
2008	rr_AnnualReturn2008	(43.36%)
2009	rr_AnnualReturn2009	45.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.64%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.05%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	2.72%	[54]
10 Yrs	rr_AverageAnnualReturnYear10	3.98%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001	[54]
Class S2 Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | S&P MidCap 400 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	28.63%	[4],[5]
Class S2 Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | S&P MidCap 400 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.32%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	7.04%	[4]
Class S2 Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | Russell Midcap Growth Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.65%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	29.08%	[4],[5]
Class S2 Shares | ING T. Rowe Price Diversified Mid Cap Growth Portfolio | Russell Midcap Growth Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.65%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.29%	[4]
Class S2 Shares | ING T. Rowe Price Growth Equity Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING T. Rowe Price Growth Equity Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, increasing dividend income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio concentrates its investments in growth companies. The sub-adviser (“Sub-Adviser”) seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, the Sub-Adviser seeks companies with a lucrative niche in the economy that the Sub-Adviser believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Sub-Adviser believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may also purchase, to a limited extent, foreign stocks, hybrid securities, futures, and forward foreign currency exchange contracts, in keeping with its objectives. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates. The Portfolio may have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio’s investments in foreign securities are limited to 30% of the Portfolio’s assets.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

In pursuing its investment objectives, the Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for substantial appreciation. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Special Situations A “special situation” arises when, in the Sub-Adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2002-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2003, 16.14% and Worst quarter: 4th, 2008, (23.63)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Class S2 Shares | ING T. Rowe Price Growth Equity Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.24%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[34],[66]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.13%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	115
3 Yrs	rr_ExpenseExampleYear03	383
5 Yrs	rr_ExpenseExampleYear05	670
10 Yrs	rr_ExpenseExampleYear10	1,490
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	16.39%
2011	rr_AnnualReturn2011	(1.48%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.48%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	22.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2009
Class S2 Shares | ING T. Rowe Price Growth Equity Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.63%)
2003	rr_AnnualReturn2003	30.43%
2004	rr_AnnualReturn2004	9.53%
2005	rr_AnnualReturn2005	5.78%
2006	rr_AnnualReturn2006	12.84%
2007	rr_AnnualReturn2007	9.47%
2008	rr_AnnualReturn2008	(42.45%)
2009	rr_AnnualReturn2009	42.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.63%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.45%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	0.58%	[54]
10 Yrs	rr_AverageAnnualReturnYear10	2.97%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001	[54]
Class S2 Shares | ING T. Rowe Price Growth Equity Portfolio | S&P 500 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[33]
5 Yrs	rr_AverageAnnualReturnYear05		[33]
10 Yrs	rr_AverageAnnualReturnYear10		[33]
Since Inception	rr_AverageAnnualReturnSinceInception	23.44%	[33],[5]
Class S2 Shares | ING T. Rowe Price Growth Equity Portfolio | S&P 500 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[33]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[33]
10 Yrs	rr_AverageAnnualReturnYear10	2.92%	[33]
Class S2 Shares | ING Templeton Foreign Equity Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Templeton Foreign Equity Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. Equity securities include common stocks, preferred stocks, and convertible securities. Convertible securities are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Portfolio also invests in depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Portfolio may use certain derivative strategies seeking to protect its assets, implement a cash or tax management strategy, or enhance its returns.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

When choosing equity investments for the Portfolio, the sub-adviser (“Sub-Adviser”) applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, profit margins and liquidation value.

In selecting securities for the Portfolio, the Sub-Adviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2007-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 25.93% and Worst quarter: 3rd, 2011, (21.31)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Class S2 Shares | ING Templeton Foreign Equity Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.48%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34],[67]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.38%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	140
3 Yrs	rr_ExpenseExampleYear03	458
5 Yrs	rr_ExpenseExampleYear05	798
10 Yrs	rr_ExpenseExampleYear10	1,760
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	8.53%
2011	rr_AnnualReturn2011	(12.34%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.31%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.34%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2009
Class S2 Shares | ING Templeton Foreign Equity Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	15.05%
2008	rr_AnnualReturn2008	(41.07%)
2009	rr_AnnualReturn2009	32.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.93%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.34%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	(3.11%)	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	0.54%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 12, 2006	[54]
Class S2 Shares | ING Templeton Foreign Equity Portfolio | MSCI ACW IndexSM Ex-U.S. | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05		[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	19.11%	[14],[5]
Class S2 Shares | ING Templeton Foreign Equity Portfolio | MSCI ACW IndexSM Ex-U.S. | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[14],[5]
Class S2 Shares | ING Templeton Foreign Equity Portfolio | MSCI EAFE Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05		[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%	[14],[5]
Class S2 Shares | ING Templeton Foreign Equity Portfolio | MSCI EAFE Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[14]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[14]
10 Yrs	rr_AverageAnnualReturnYear10		[14]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)	[14],[5]
Class S2 Shares | ING Thornburg Value Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Thornburg Value Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, current income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests primarily (at least 65% of its net assets) in domestic equity securities (primarily common stocks but may also include convertible securities) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity, and debt securities and domestic debt securities which, in the opinion of the sub-adviser (“Sub-Adviser”), offer prospects for meeting the Portfolio’s investment goal.

The Sub-Adviser intends to invest on an opportunistic basis, where it believes there is intrinsic value not recognized by the marketplace. The Portfolio seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners and emerging franchises when the Sub-Adviser believes these issues are value priced. The relative proportions of these different types of securities will vary over time. The Portfolio seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.

The Sub-Adviser primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio’s selection criteria, relates to both current and projected measures. Among the specific factors considered by the Sub-Adviser in identifying undervalued securities for inclusion in the Portfolio are: price/earnings ratio; undervalued assets; price to book value; relative earnings growth potential; price/cash flow ratio; industry growth potential; debt/capital ratio; industry leadership; dividend yield; dividend growth potential; dividend history; franchise value; security and consistency of revenue stream; and potential for favorable developments.

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

  Basic Value - stocks of companies which, in the Sub-Adviser’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.
  Consistent Earners - stocks of companies which, in the Sub-Adviser’s opinion, are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.
  Emerging Franchises - value-priced companies that, in the Sub-Adviser’s opinion, are in the process of establishing a leading position in a product, service or market and which the Sub-Adviser expects will grow, or continue to grow, at an above-average rate. Under normal conditions the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in Basic Value or Consistent Earners.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when the Sub-Adviser believes them to be more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality. The Portfolio may also invest in American Depositary Receipts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations and changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations and changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2002-2010) and Class S2 shares’ performance (2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 27.62% and Worst quarter: 3rd, 2011, (22.02)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Class S2 Shares | ING Thornburg Value Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.32%	[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34],[68]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.22%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	124
3 Yrs	rr_ExpenseExampleYear03	408
5 Yrs	rr_ExpenseExampleYear05	714
10 Yrs	rr_ExpenseExampleYear10	1,582
Bar Chart Table:	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	(13.39%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.02%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.39%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Class S2 Shares | ING Thornburg Value Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(30.46%)
2003	rr_AnnualReturn2003	27.55%
2004	rr_AnnualReturn2004	12.44%
2005	rr_AnnualReturn2005	1.09%
2006	rr_AnnualReturn2006	16.40%
2007	rr_AnnualReturn2007	6.84%
2008	rr_AnnualReturn2008	(40.00%)
2009	rr_AnnualReturn2009	44.13%
2010	rr_AnnualReturn2010	10.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.62%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.43%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	(2.35%)	[54]
10 Yrs	rr_AverageAnnualReturnYear10	0.41%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001	[54]
Class S2 Shares | ING Thornburg Value Portfolio | S&P 500 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[33]
5 Yrs	rr_AverageAnnualReturnYear05		[33]
10 Yrs	rr_AverageAnnualReturnYear10		[33]
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%	[33],[5]
Class S2 Shares | ING Thornburg Value Portfolio | S&P 500 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[33]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[33]
10 Yrs	rr_AverageAnnualReturnYear10	2.92%	[33]
Class S2 Shares | ING UBS U.S. Large Cap Equity Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING UBS U.S. Large Cap Equity Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital and future income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. The Portfolio defines large-capitalization companies as those with a market capitalization of at least $3 billion. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.

In general, the Portfolio emphasizes large capitalization stocks, but also may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations within the range of the Russell 1000® Index but below $3 billion in market capitalization and/or securities of foreign companies in developed countries.The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Portfolio’s investment strategies. The derivatives in which the Portfolio may invest include futures, and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the sub-adviser (“Sub-Adviser”) focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Sub-Adviser’s assessment of what a security is worth. The Sub-Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time for each stock under analysis. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted for the higher expenses of Class S2 shares. Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2011
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.76% and Worst quarter: 4th, 2008, (26.14)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING UBS U.S. Large Cap Equity Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[34],[57]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34],[57]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34],[57]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[34],[57]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.39%	[34],[57]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[34],[57],[69]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%	[34],[57]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	117
3 Yrs	rr_ExpenseExampleYear03	416
5 Yrs	rr_ExpenseExampleYear05	738
10 Yrs	rr_ExpenseExampleYear10	1,648
Class S2 Shares | ING UBS U.S. Large Cap Equity Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(25.26%)
2003	rr_AnnualReturn2003	24.37%
2004	rr_AnnualReturn2004	14.42%
2005	rr_AnnualReturn2005	8.83%
2006	rr_AnnualReturn2006	14.14%
2007	rr_AnnualReturn2007	0.77%
2008	rr_AnnualReturn2008	(40.09%)
2009	rr_AnnualReturn2009	31.36%
2010	rr_AnnualReturn2010	12.84%
2011	rr_AnnualReturn2011	(2.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.14%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.85%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	(2.76%)	[54]
10 Yrs	rr_AverageAnnualReturnYear10	1.39%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2001	[54]
Class S2 Shares | ING UBS U.S. Large Cap Equity Portfolio | S&P 500 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	2.92%	[4]
Class S2 Shares | ING UBS U.S. Large Cap Equity Portfolio | Russell 1000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.50%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.02%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	3.34%	[4]
Class S2 Shares | ING Fidelity VIP Contrafund Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Fidelity® VIP Contrafund® Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Contrafund® Portfolio (“Master Fund”).
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Portfolio’s expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests all of its assets in Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund II, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund invests in securities of companies whose value the Master Fund’s adviser (“Adviser”) or sub-adviser (“Sub-Adviser”) believes is not fully recognized by the public. The types of companies in which the Master Fund may invest include companies experiencing positive fundamental change, companies whose earnings potential has increased or is expected to increase more than generally perceived; and the companies that are undervalued in relation to securities of other companies in the same industry. The Master Fund’s Adviser or Sub-Adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. The Master Fund’s assets are allocated across different market sectors, using different portfolio managers. Additionally, the Master Fund’s Adviser or Sub-Adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2005-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.78% and Worst quarter: 4th, 2008, (23.26)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Fidelity VIP Contrafund Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[21],[22],[70]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[21],[70]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[21],[70]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.25%	[21],[24],[70]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[21],[70]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.53%	[21],[70]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[21],[70],[71]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.35%	[21],[70]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	137
3 Yrs	rr_ExpenseExampleYear03	466
5 Yrs	rr_ExpenseExampleYear05	817
10 Yrs	rr_ExpenseExampleYear10	1,808
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	16.32%
2011	rr_AnnualReturn2011	(3.29%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.29%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Fidelity VIP Contrafund Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	16.19%
2006	rr_AnnualReturn2006	10.99%
2007	rr_AnnualReturn2007	16.75%
2008	rr_AnnualReturn2008	(42.99%)
2009	rr_AnnualReturn2009	34.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.26%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.25%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	0.24%	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2004	[54]
Class S2 Shares | ING Fidelity VIP Contrafund Portfolio | S&P 500 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	15.26%	[4],[5]
Class S2 Shares | ING Fidelity VIP Contrafund Portfolio | S&P 500 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.11%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[4],[5]
Class S2 Shares | ING Fidelity VIP Equity-Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Fidelity® VIP Equity-Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio’s goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Equity-Income Portfolio (“Master Fund”).
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Portfolio’s expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund, a registered open-end investment company. In turn, the Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Master Fund normally invests primarily in income-producing equity securities, which tend to lead to investments in large cap value stocks. Investments can potentially include other types of equity securities and debt securities, including lower-quality debt securities. The Master Fund’s adviser (“Adviser”) or sub-adviser (“Sub-Adviser”) may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Master Fund would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Master Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2005-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 20.61% and Worst quarter: 4th, 2008, (24.44)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Fidelity VIP Equity-Income Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%	[21],[26],[72]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[21],[72]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[21],[72]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.25%	[21],[24],[72]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[21],[72]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.56%	[21],[72]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[21],[71],[72]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.26%	[21],[72]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	128
3 Yrs	rr_ExpenseExampleYear03	463
5 Yrs	rr_ExpenseExampleYear05	822
10 Yrs	rr_ExpenseExampleYear10	1,831
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	14.46%
2011	rr_AnnualReturn2011	0.08%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.08%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Fidelity VIP Equity-Income Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	5.18%
2006	rr_AnnualReturn2006	19.45%
2007	rr_AnnualReturn2007	0.83%
2008	rr_AnnualReturn2008	(43.06%)
2009	rr_AnnualReturn2009	29.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.44%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.19%	[54]
5 Yrs	rr_AverageAnnualReturnYear05	(3.18%)	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2004	[54]
Class S2 Shares | ING Fidelity VIP Equity-Income Portfolio | Russell 3000 Value Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.10%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	14.67%	[4],[5]
Class S2 Shares | ING Fidelity VIP Equity-Income Portfolio | Russell 3000 Value Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.10%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.58%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%	[4],[5]
Class S2 Shares | ING Fidelity VIP Mid Cap Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Fidelity® VIP Mid Cap Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and the Fidelity® VIP Mid Cap Portfolio (“Master Fund”).
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Portfolio’s expense ratios have been adjusted to reflect current contractual rates.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Variable Insurance Products III, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (which, for the purposes of the Master Fund are defined as those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard and Poor’s MidCap 400 Index). Investments can potentially include companies with smaller or larger market capitalizations. The Master Fund’s Adviser or Sub-Adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. Additionally, the Master Fund’s Adviser or Sub-Adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Portfolio, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Directors (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Master Fund invests. Rather, the market could favor securities to which the Master Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2005-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.97% and Worst quarter: 4th, 2008, (23.81)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Fidelity VIP Mid Cap Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%	[21],[22],[73]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[21],[73]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[21],[73]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.25%	[21],[24],[73]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[21],[73]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.58%	[21],[73]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[21],[73],[74]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.36%	[21],[73]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	138
3 Yrs	rr_ExpenseExampleYear03	477
5 Yrs	rr_ExpenseExampleYear05	840
10 Yrs	rr_ExpenseExampleYear10	1,860
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	28.02%
2011	rr_AnnualReturn2011	(11.19%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(11.19%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Fidelity VIP Mid Cap Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	17.42%
2006	rr_AnnualReturn2006	11.98%
2007	rr_AnnualReturn2007	14.84%
2008	rr_AnnualReturn2008	(39.92%)
2009	rr_AnnualReturn2009	39.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(11.24%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	1.76%	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2004	[54]
Class S2 Shares | ING Fidelity VIP Mid Cap Portfolio | S&P MidCap 400 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	19.55%	[4],[5]
Class S2 Shares | ING Fidelity VIP Mid Cap Portfolio | S&P MidCap 400 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.32%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%	[4],[5]
Class S2 Shares | ING Solution Aggressive Growth Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Aggressive Growth Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as "junk bonds;" floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 8.65% and Worst quarter: 3rd, 2011, (16.48)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Solution Aggressive Growth Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.53%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.33%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	135
3 Yrs	rr_ExpenseExampleYear03	464
5 Yrs	rr_ExpenseExampleYear05	815
10 Yrs	rr_ExpenseExampleYear10	1,807
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(5.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.48%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.18%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Class S2 Shares | ING Solution Aggressive Growth Portfolio | S&P Target Risk Aggressive Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.58%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%	[4],[5]
Class S2 Shares | ING Solution Conservative Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Conservative Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 25% in equity securities; and 75% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser ("Adviser") may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as "junk bonds;" floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 4.29% and Worst quarter: 3rd, 2011, (6.95)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Solution Conservative Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.31%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.11%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	113
3 Yrs	rr_ExpenseExampleYear03	395
5 Yrs	rr_ExpenseExampleYear05	699
10 Yrs	rr_ExpenseExampleYear10	1,562
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	0.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.95%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.17%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Class S2 Shares | ING Solution Conservative Portfolio | S&P Target Risk Conservative Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.35%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%	[4],[5]
Class S2 Shares | ING Solution Growth Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Growth Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 65% in equity securities; and 35% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolios assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed- income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser ("Adviser") may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as "junk bonds;" floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio's Class S2 shares' performance for the first full calendar year of operations and changes in the Portfolio's Class S shares' performance from year to year, and the table compares the Portfolio's Class S2 shares' and Class S shares' performance to the performance of a broad-based securities market index/indices for the same period. Class S shares performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares' performance would be higher than Class S2 shares' performance because of the higher expenses paid by Class S2 shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio's Class S2 shares' performance for the first full calendar year of operations and changes in the Portfolio's Class S shares' performance from year to year, and the table compares the Portfolio's Class S2 shares' and Class S shares' performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio's adjusted Class S shares' performance (2008-2010) and Class S2 shares' performance (2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 15.56% and Worst quarter: 4th, 2008, (17.83)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Solution Growth Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.44%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.24%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	126
3 Yrs	rr_ExpenseExampleYear03	436
5 Yrs	rr_ExpenseExampleYear05	768
10 Yrs	rr_ExpenseExampleYear10	1,707
Bar Chart Table:	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	(2.71%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.71%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Class S2 Shares | ING Solution Growth Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008	(31.92%)
2009	rr_AnnualReturn2009	24.30%
2010	rr_AnnualReturn2010	12.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.83%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.61%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05		[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.04%)	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007	[54]
Class S2 Shares | ING Solution Growth Portfolio | S&P Target Risk Growth Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.30%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%	[4],[5]
Class S2 Shares | ING Solution Growth Portfolio | S&P Target Risk Growth Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.30%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)	[4],[5]
Class S2 Shares | ING Solution Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser ("Adviser") may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long and short-term bonds; high-yield bonds commonly referred to as "junk bonds;" floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2006-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 9.95% and Worst quarter: 4th, 2008, (9.51)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Solution Income Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.33%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.12%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	114
3 Yrs	rr_ExpenseExampleYear03	401
5 Yrs	rr_ExpenseExampleYear05	709
10 Yrs	rr_ExpenseExampleYear10	1,583
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	9.39%
2011	rr_AnnualReturn2011	0.25%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.25%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Solution Income Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	7.21%
2007	rr_AnnualReturn2007	5.08%
2008	rr_AnnualReturn2008	(16.80%)
2009	rr_AnnualReturn2009	17.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.51%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.21%	[54]
5 Yrs	rr_AverageAnnualReturnYear05	2.33%	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005	[54]
Class S2 Shares | ING Solution Income Portfolio | S&P Target Date Retirement Income Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.98%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%	[4],[5]
Class S2 Shares | ING Solution Income Portfolio | S&P Target Date Retirement Income Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.98%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.12%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%	[30],[4]
Class S2 Shares | ING Solution Income Portfolio | Russell 3000 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	15.78%	[4],[5]
Class S2 Shares | ING Solution Income Portfolio | Russell 3000 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class S2 Shares | ING Solution Income Portfolio | MSCI EAFE Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05		[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%	[30],[5]
Class S2 Shares | ING Solution Income Portfolio | MSCI EAFE Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class S2 Shares | ING Solution Income Portfolio | BCAB Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%	[4],[5]
Class S2 Shares | ING Solution Income Portfolio | BCAB Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class S2 Shares | ING Solution Moderate Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Moderate Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser ("Adviser") may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as "junk bonds;" floating rate loans; and treasury inflation protected securities.

The Portfolio may also invest in derivative instruments, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations and changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations and changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2008-2010) and Class S2 shares’ performance (2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 12.33% and Worst quarter: 4th, 2008, (13.12)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Solution Moderate Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.34%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.14%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	116
3 Yrs	rr_ExpenseExampleYear03	405
5 Yrs	rr_ExpenseExampleYear05	715
10 Yrs	rr_ExpenseExampleYear10	1,595
Bar Chart Table:	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	(0.84%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.84%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Class S2 Shares | ING Solution Moderate Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008	(23.75%)
2009	rr_AnnualReturn2009	20.14%
2010	rr_AnnualReturn2010	11.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.12%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.84%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05		[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007	[54]
Class S2 Shares | ING Solution Moderate Portfolio | S&P Target Risk Moderate Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.26%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[4],[5]
Class S2 Shares | ING Solution Moderate Portfolio | S&P Target Risk Moderate Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.26%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%	[4],[5]
Class S2 Shares | ING Solution 2015 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2015 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S2 shares' and Class S shares' performance from year to year, and the table compares the Portfolio's Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares' performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2006-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 13.75% and Worst quarter: 4th, 2008, (15.62)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Solution 2015 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.39%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.18%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	120
3 Yrs	rr_ExpenseExampleYear03	419
5 Yrs	rr_ExpenseExampleYear05	741
10 Yrs	rr_ExpenseExampleYear10	1,650
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	11.05%
2011	rr_AnnualReturn2011	(0.83%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.83%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Solution 2015 Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	10.61%
2007	rr_AnnualReturn2007	4.46%
2008	rr_AnnualReturn2008	(26.97%)
2009	rr_AnnualReturn2009	22.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.62%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.88%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	0.51%	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005	[54]
Class S2 Shares | ING Solution 2015 Portfolio | S&P Target Date 2015 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.53%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%	[4],[5]
Class S2 Shares | ING Solution 2015 Portfolio | S&P Target Date 2015 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.53%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.26%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%	[4],[5]
Class S2 Shares | ING Solution 2015 Portfolio | Russell 3000 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	15.78%	[4],[5]
Class S2 Shares | ING Solution 2015 Portfolio | Russell 3000 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class S2 Shares | ING Solution 2015 Portfolio | MSCI EAFE Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05		[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%	[30],[5]
Class S2 Shares | ING Solution 2015 Portfolio | MSCI EAFE Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class S2 Shares | ING Solution 2015 Portfolio | BCAB Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%	[4],[5]
Class S2 Shares | ING Solution 2015 Portfolio | BCAB Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class S2 Shares | ING Solution 2020 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2020 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as "junk bonds;" floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class S2 Shares | ING Solution 2020 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.51%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.26%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	128
3 Yrs	rr_ExpenseExampleYear03	453
5 Yrs	rr_ExpenseExampleYear05	800
10 Yrs	rr_ExpenseExampleYear10	1,780
Class S2 Shares | ING Solution 2025 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2025 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 ("Target Date"). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2006-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 16.56% and Worst quarter: 4th, 2008, (19.51)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Solution 2025 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.47%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.26%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	128
3 Yrs	rr_ExpenseExampleYear03	444
5 Yrs	rr_ExpenseExampleYear05	783
10 Yrs	rr_ExpenseExampleYear10	1,739
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	13.59%
2011	rr_AnnualReturn2011	(3.23%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.23%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Solution 2025 Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	12.44%
2007	rr_AnnualReturn2007	4.49%
2008	rr_AnnualReturn2008	(33.97%)
2009	rr_AnnualReturn2009	25.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.51%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.24%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	(0.96%)	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005	[54]
Class S2 Shares | ING Solution 2025 Portfolio | S&P Target Date 2025 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.28%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.05%	[4],[5]
Class S2 Shares | ING Solution 2025 Portfolio | S&P Target Date 2025 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.28%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.31%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[4],[5]
Class S2 Shares | ING Solution 2025 Portfolio | Russell 3000 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	15.78%	[4],[5]
Class S2 Shares | ING Solution 2025 Portfolio | Russell 3000 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class S2 Shares | ING Solution 2025 Portfolio | MSCI EAFE Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05		[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%	[30],[5]
Class S2 Shares | ING Solution 2025 Portfolio | MSCI EAFE Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class S2 Shares | ING Solution 2025 Portfolio | BCAB Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%	[4],[5]
Class S2 Shares | ING Solution 2025 Portfolio | BCAB Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class S2 Shares | ING Solution 2030 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2030 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class S2 Shares | ING Solution 2030 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.58%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.33%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	135
3 Yrs	rr_ExpenseExampleYear03	474
5 Yrs	rr_ExpenseExampleYear05	837
10 Yrs	rr_ExpenseExampleYear10	1,857
Class S2 Shares | ING Solution 2035 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2035 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2006-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.06% and Worst quarter: 4th, 2008, (21.25)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Solution 2035 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.53%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.32%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	134
3 Yrs	rr_ExpenseExampleYear03	463
5 Yrs	rr_ExpenseExampleYear05	814
10 Yrs	rr_ExpenseExampleYear10	1,806
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	14.44%
2011	rr_AnnualReturn2011	(4.79%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.79%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Solution 2035 Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	13.97%
2007	rr_AnnualReturn2007	5.15%
2008	rr_AnnualReturn2008	(37.11%)
2009	rr_AnnualReturn2009	28.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.25%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.77%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	(1.59%)	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005	[54]
Class S2 Shares | ING Solution 2035 Portfolio | S&P Target Date 2035 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.60%	[4],[5]
Class S2 Shares | ING Solution 2035 Portfolio | S&P Target Date 2035 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.33%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[4],[5]
Class S2 Shares | ING Solution 2035 Portfolio | Russell 3000 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	15.78%	[4],[5]
Class S2 Shares | ING Solution 2035 Portfolio | Russell 3000 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class S2 Shares | ING Solution 2035 Portfolio | MSCI EAFE Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05		[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%	[30],[5]
Class S2 Shares | ING Solution 2035 Portfolio | MSCI EAFE Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class S2 Shares | ING Solution 2035 Portfolio | BCAB Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%	[4],[5]
Class S2 Shares | ING Solution 2035 Portfolio | BCAB Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class S2 Shares | ING Solution 2040 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2040 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives including futures and swaps(including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class S2 Shares | ING Solution 2040 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.62%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.37%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	139
3 Yrs	rr_ExpenseExampleYear03	487
5 Yrs	rr_ExpenseExampleYear05	858
10 Yrs	rr_ExpenseExampleYear10	1,901
Class S2 Shares | ING Solution 2045 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2045 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2006-2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 19.54% and Worst quarter: 4th, 2008, (23.09)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Solution 2045 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.54%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.33%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	135
3 Yrs	rr_ExpenseExampleYear03	466
5 Yrs	rr_ExpenseExampleYear05	820
10 Yrs	rr_ExpenseExampleYear10	1,817
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	15.00%
2011	rr_AnnualReturn2011	(5.38%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.38%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Solution 2045 Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	14.90%
2007	rr_AnnualReturn2007	5.61%
2008	rr_AnnualReturn2008	(39.95%)
2009	rr_AnnualReturn2009	29.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.09%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.27%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05	(2.18%)	[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005	[54]
Class S2 Shares | ING Solution 2045 Portfolio | S&P Target Date 2045 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.70%	[4],[5]
Class S2 Shares | ING Solution 2045 Portfolio | S&P Target Date 2045 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.27%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[32],[4]
Class S2 Shares | ING Solution 2045 Portfolio | Russell 3000 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	15.78%	[4],[5]
Class S2 Shares | ING Solution 2045 Portfolio | Russell 3000 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[4],[5]
Class S2 Shares | ING Solution 2045 Portfolio | MSCI EAFE Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05		[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%	[30],[5]
Class S2 Shares | ING Solution 2045 Portfolio | MSCI EAFE Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[30],[5]
Class S2 Shares | ING Solution 2045 Portfolio | BCAB Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%	[4],[5]
Class S2 Shares | ING Solution 2045 Portfolio | BCAB Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4],[5]
Class S2 Shares | ING Solution 2050 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2050 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class S2 Shares | ING Solution 2050 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.62%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.37%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	139
3 Yrs	rr_ExpenseExampleYear03	487
5 Yrs	rr_ExpenseExampleYear05	858
10 Yrs	rr_ExpenseExampleYear10	1,901
Class S2 Shares | ING Solution 2055 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2055 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 9.09% and Worst quarter: 3rd, 2011, (16.96)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Class S2 Shares | ING Solution 2055 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.54%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.33%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	135
3 Yrs	rr_ExpenseExampleYear03	466
5 Yrs	rr_ExpenseExampleYear05	820
10 Yrs	rr_ExpenseExampleYear10	1,817
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(5.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.96%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.26%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Class S2 Shares | ING Solution 2055 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[33]
5 Yrs	rr_AverageAnnualReturnYear05		[33]
10 Yrs	rr_AverageAnnualReturnYear10		[33]
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[33],[5]
Class S2 Shares | ING Index Solution Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 7.06% and Worst quarter: 3rd, 2011, (4.00)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Index Solution Income Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	97
3 Yrs	rr_ExpenseExampleYear03	350
5 Yrs	rr_ExpenseExampleYear05	622
10 Yrs	rr_ExpenseExampleYear10	1,401
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	7.54%
2011	rr_AnnualReturn2011	2.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.52%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Index Solution Income Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	11.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.06%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.58%	[54]
5 Yrs	rr_AverageAnnualReturnYear05		[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008	[54]
Class S2 Shares | ING Index Solution Income Portfolio | S&P Target Date Retirement Income Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.98%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%	[4],[5]
Class S2 Shares | ING Index Solution Income Portfolio | S&P Target Date Retirement Income Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.98%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%	[4],[5]
Class S2 Shares | ING Index Solution 2015 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2015 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2009) and Class S2 shares’ performance (2010-211).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 10.48% and Worst quarter: 3rd, 2011, (7.10)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Index Solution 2015 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	97
3 Yrs	rr_ExpenseExampleYear03	350
5 Yrs	rr_ExpenseExampleYear05	622
10 Yrs	rr_ExpenseExampleYear10	1,401
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	8.68%
2011	rr_AnnualReturn2011	0.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.10%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.69%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Index Solution 2015 Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	16.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.48%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.64%	[54]
5 Yrs	rr_AverageAnnualReturnYear05		[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008	[54]
Class S2 Shares | ING Index Solution 2015 Portfolio | S&P Target Date 2015 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.53%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%	[4],[5]
Class S2 Shares | ING Index Solution 2015 Portfolio | S&P Target Date 2015 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.53%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%	[4],[5]
Class S2 Shares | ING Index Solution 2020 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2020 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class S2 Shares | ING Index Solution 2020 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.23%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.98%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	100
3 Yrs	rr_ExpenseExampleYear03	366
5 Yrs	rr_ExpenseExampleYear05	652
10 Yrs	rr_ExpenseExampleYear10	1,467
Class S2 Shares | ING Index Solution 2025 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2025 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 13.82% and Worst quarter: 3rd, 2011, (11.95)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Index Solution 2025 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	97
3 Yrs	rr_ExpenseExampleYear03	348
5 Yrs	rr_ExpenseExampleYear05	618
10 Yrs	rr_ExpenseExampleYear10	1,390
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	11.63%
2011	rr_AnnualReturn2011	(1.70%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.95%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.70%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Index Solution 2025 Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	20.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.82%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.68%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05		[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008	[54]
Class S2 Shares | ING Index Solution 2025 Portfolio | S&P Target Date 2025 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.28%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.05%	[4],[5]
Class S2 Shares | ING Index Solution 2025 Portfolio | S&P Target Date 2025 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.28%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%	[4],[5]
Class S2 Shares | ING Index Solution 2030 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2030 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class S2 Shares | ING Index Solution 2030 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.97%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	99
3 Yrs	rr_ExpenseExampleYear03	362
5 Yrs	rr_ExpenseExampleYear05	646
10 Yrs	rr_ExpenseExampleYear10	1,455
Class S2 Shares | ING Index Solution 2035 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2035 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 16.18% and Worst quarter: 3rd, 2011, (14.93)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Index Solution 2035 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	97
3 Yrs	rr_ExpenseExampleYear03	348
5 Yrs	rr_ExpenseExampleYear05	618
10 Yrs	rr_ExpenseExampleYear10	1,390
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	12.76%
2011	rr_AnnualReturn2011	(3.44%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.93%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.44%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Index Solution 2035 Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	23.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.18%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.41%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05		[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	0.03%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008	[54]
Class S2 Shares | ING Index Solution 2035 Portfolio | S&P Target Date 2035 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.60%	[4],[5]
Class S2 Shares | ING Index Solution 2035 Portfolio | S&P Target Date 2035 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%	[4],[5]
Class S2 Shares | ING Index Solution 2040 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2040 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors,to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class S2 Shares | ING Index Solution 2040 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.97%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	99
3 Yrs	rr_ExpenseExampleYear03	362
5 Yrs	rr_ExpenseExampleYear05	646
10 Yrs	rr_ExpenseExampleYear10	1,455
Class S2 Shares | ING Index Solution 2045 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2045 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class S shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio’s adjusted Class S shares’ performance (2009) and Class S2 shares’ performance (2010-2011).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.68% and Worst quarter: 3rd, 2011, (16.62)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING Index Solution 2045 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	97
3 Yrs	rr_ExpenseExampleYear03	350
5 Yrs	rr_ExpenseExampleYear05	622
10 Yrs	rr_ExpenseExampleYear10	1,401
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	13.83%
2011	rr_AnnualReturn2011	(4.32%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.62%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.32%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2009
Class S2 Shares | ING Index Solution 2045 Portfolio | Class S
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	26.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.68%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.22%)	[54]
5 Yrs	rr_AverageAnnualReturnYear05		[54]
10 Yrs	rr_AverageAnnualReturnYear10		[54]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.58%)	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008	[54]
Class S2 Shares | ING Index Solution 2045 Portfolio | S&P Target Date 2045 Index | Class S2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.70%	[4],[5]
Class S2 Shares | ING Index Solution 2045 Portfolio | S&P Target Date 2045 Index | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%	[4],[5]
Class S2 Shares | ING Index Solution 2050 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2050 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class S2 Shares | ING Index Solution 2050 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.97%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	99
3 Yrs	rr_ExpenseExampleYear03	362
5 Yrs	rr_ExpenseExampleYear05	646
10 Yrs	rr_ExpenseExampleYear10	1,455
Class S2 Shares | ING Index Solution 2055 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2055 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire in 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class S2 shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 8.62% and Worst quarter: 3rd, 2011, (16.54)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Class S2 Shares | ING Index Solution 2055 Portfolio | Class S2
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[34],[75]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	97
3 Yrs	rr_ExpenseExampleYear03	343
5 Yrs	rr_ExpenseExampleYear05	609
10 Yrs	rr_ExpenseExampleYear10	1,369
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(4.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.54%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.32%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Class S2 Shares | ING Index Solution 2055 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[33]
5 Yrs	rr_AverageAnnualReturnYear05		[33]
10 Yrs	rr_AverageAnnualReturnYear10		[33]
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[33],[5]
Class T Shares | ING Solution Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur. The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 9.80% and Worst quarter: 4th, 2008, (9.58)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class T Shares | ING Solution Income Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.58%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.42%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	145
3 Yrs	rr_ExpenseExampleYear03	483
5 Yrs	rr_ExpenseExampleYear05	845
10 Yrs	rr_ExpenseExampleYear10	1,865
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	6.93%
2007	rr_AnnualReturn2007	4.72%
2008	rr_AnnualReturn2008	(17.14%)
2009	rr_AnnualReturn2009	16.85%
2010	rr_AnnualReturn2010	8.95%
2011	rr_AnnualReturn2011	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.58%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.03%
5 Yrs	rr_AverageAnnualReturnYear05	2.01%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2005
Class T Shares | ING Solution Income Portfolio | S&P Target Date Retirement Income Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.98%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.12%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[4],[5]
Class T Shares | ING Solution Income Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%	[4],[5]
Class T Shares | ING Solution Income Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%	[30],[5]
Class T Shares | ING Solution Income Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[4],[5]
Class T Shares | ING Solution 2015 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2015 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 13.72% and Worst quarter: 4th, 2008, (15.62)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class T Shares | ING Solution 2015 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.64%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.48%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	151
3 Yrs	rr_ExpenseExampleYear03	502
5 Yrs	rr_ExpenseExampleYear05	877
10 Yrs	rr_ExpenseExampleYear10	1,930
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	10.26%
2007	rr_AnnualReturn2007	4.15%
2008	rr_AnnualReturn2008	(27.17%)
2009	rr_AnnualReturn2009	21.79%
2010	rr_AnnualReturn2010	10.65%
2011	rr_AnnualReturn2011	(1.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.62%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.12%)
5 Yrs	rr_AverageAnnualReturnYear05	0.21%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2005
Class T Shares | ING Solution 2015 Portfolio | S&P Target Date 2015 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.53%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.26%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[4],[5]
Class T Shares | ING Solution 2015 Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%	[4],[5]
Class T Shares | ING Solution 2015 Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%	[30],[5]
Class T Shares | ING Solution 2015 Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[4],[5]
Class T Shares | ING Solution 2020 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2020 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class T Shares | ING Solution 2020 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.76%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.56%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	159
3 Yrs	rr_ExpenseExampleYear03	535
5 Yrs	rr_ExpenseExampleYear05	935
10 Yrs	rr_ExpenseExampleYear10	2,057
Class T Shares | ING Solution 2025 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2025 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 16.60% and Worst quarter: 4th, 2008, (19.56)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class T Shares | ING Solution 2025 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.72%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.56%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	159
3 Yrs	rr_ExpenseExampleYear03	526
5 Yrs	rr_ExpenseExampleYear05	918
10 Yrs	rr_ExpenseExampleYear10	2,017
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	12.09%
2007	rr_AnnualReturn2007	4.17%
2008	rr_AnnualReturn2008	(34.18%)
2009	rr_AnnualReturn2009	25.14%
2010	rr_AnnualReturn2010	13.28%
2011	rr_AnnualReturn2011	(3.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.44%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.26%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2005
Class T Shares | ING Solution 2025 Portfolio | S&P Target Date 2025 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.28%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.31%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%	[4],[5]
Class T Shares | ING Solution 2025 Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%	[4],[5]
Class T Shares | ING Solution 2025 Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%	[30],[5]
Class T Shares | ING Solution 2025 Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[4],[5]
Class T Shares | ING Solution 2030 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2030 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class T Shares | ING Solution 2030 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.83%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.63%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	166
3 Yrs	rr_ExpenseExampleYear03	556
5 Yrs	rr_ExpenseExampleYear05	972
10 Yrs	rr_ExpenseExampleYear10	2,132
Class T Shares | ING Solution 2035 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2035 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 17.93% and Worst quarter: 4th, 2008, (21.30)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class T Shares | ING Solution 2035 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.78%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.62%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	165
3 Yrs	rr_ExpenseExampleYear03	545
5 Yrs	rr_ExpenseExampleYear05	950
10 Yrs	rr_ExpenseExampleYear10	2,081
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	13.56%
2007	rr_AnnualReturn2007	4.89%
2008	rr_AnnualReturn2008	(37.30%)
2009	rr_AnnualReturn2009	27.73%
2010	rr_AnnualReturn2010	14.04%
2011	rr_AnnualReturn2011	(5.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.30%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.06%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.88%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2005
Class T Shares | ING Solution 2035 Portfolio | S&P Target Date 2035 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.33%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%	[4],[5]
Class T Shares | ING Solution 2035 Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%	[4],[5]
Class T Shares | ING Solution 2035 Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%	[30],[5]
Class T Shares | ING Solution 2035 Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[4],[5]
Class T Shares | ING Solution 2040 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2040 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives including futures and swaps(including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class T Shares | ING Solution 2040 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.87%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.67%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	170
3 Yrs	rr_ExpenseExampleYear03	568
5 Yrs	rr_ExpenseExampleYear05	992
10 Yrs	rr_ExpenseExampleYear10	2,174
Class T Shares | ING Solution 2045 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2045 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 19.31% and Worst quarter: 4th, 2008, (23.12)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class T Shares | ING Solution 2045 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.79%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.63%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	166
3 Yrs	rr_ExpenseExampleYear03	548
5 Yrs	rr_ExpenseExampleYear05	955
10 Yrs	rr_ExpenseExampleYear10	2,092
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	14.57%
2007	rr_AnnualReturn2007	5.27%
2008	rr_AnnualReturn2008	(40.12%)
2009	rr_AnnualReturn2009	29.26%
2010	rr_AnnualReturn2010	14.68%
2011	rr_AnnualReturn2011	(5.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.12%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.63%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.48%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2005
Class T Shares | ING Solution 2045 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.27%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%	[4],[5]
Class T Shares | ING Solution 2045 Portfolio | Russell 3000 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%	[4],[5]
Class T Shares | ING Solution 2045 Portfolio | MSCI EAFE Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[30]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[30]
10 Yrs	rr_AverageAnnualReturnYear10		[30]
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%	[30],[5]
Class T Shares | ING Solution 2045 Portfolio | BCAB Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[4],[5]
Class T Shares | ING Solution 2050 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2050 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class T Shares | ING Solution 2050 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.87%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.67%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	170
3 Yrs	rr_ExpenseExampleYear03	568
5 Yrs	rr_ExpenseExampleYear05	992
10 Yrs	rr_ExpenseExampleYear10	2,174
Class T Shares | ING Solution 2055 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Solution 2055 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class T shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class T shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 9.01% and Worst quarter: 3rd, 2011, (17.03)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Class T Shares | ING Solution 2055 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.79%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.63%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	166
3 Yrs	rr_ExpenseExampleYear03	548
5 Yrs	rr_ExpenseExampleYear05	955
10 Yrs	rr_ExpenseExampleYear10	2,092
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(5.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.03%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.56%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Class T Shares | ING Solution 2055 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[33]
5 Yrs	rr_AverageAnnualReturnYear05		[33]
10 Yrs	rr_AverageAnnualReturnYear10		[33]
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[33],[5]
Class T Shares | ING Index Solution Income Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire soon or are already retired.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 35% in equity securities; and 65% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 6.50% and Worst quarter: 3rd, 2011, (4.00)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class T Shares | ING Index Solution Income Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.42%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	433
5 Yrs	rr_ExpenseExampleYear05	760
10 Yrs	rr_ExpenseExampleYear10	1,687
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	10.66%
2010	rr_AnnualReturn2010	7.16%
2011	rr_AnnualReturn2011	2.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.20%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class T Shares | ING Index Solution Income Portfolio | S&P Target Date Retirement Income Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.98%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%	[4],[5]
Class T Shares | ING Index Solution 2015 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2015 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	+Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds, which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2015.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 45% in equity securities; and 55% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2015 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2015, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 10.36% and Worst quarter: 3rd, 2011, (7.26)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class T Shares | ING Index Solution 2015 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.42%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	433
5 Yrs	rr_ExpenseExampleYear05	760
10 Yrs	rr_ExpenseExampleYear10	1,687
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	16.07%
2010	rr_AnnualReturn2010	8.31%
2011	rr_AnnualReturn2011	0.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.26%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.38%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class T Shares | ING Index Solution 2015 Portfolio | S&P Target Date 2015 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.53%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%	[4],[5]
Class T Shares | ING Index Solution 2020 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2020 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 58% in equity securities; and 42% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class T Shares | ING Index Solution 2020 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.48%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.28%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	130
3 Yrs	rr_ExpenseExampleYear03	448
5 Yrs	rr_ExpenseExampleYear05	789
10 Yrs	rr_ExpenseExampleYear10	1,751
Class T Shares | ING Index Solution 2025 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2025 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2025.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 68% in equity securities; and 32% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2025, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 13.78% and Worst quarter: 3rd, 2011, (11.98)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class T Shares | ING Index Solution 2025 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.41%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	431
5 Yrs	rr_ExpenseExampleYear05	756
10 Yrs	rr_ExpenseExampleYear10	1,677
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	20.31%
2010	rr_AnnualReturn2010	10.99%
2011	rr_AnnualReturn2011	(1.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.98%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.93%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class T Shares | ING Index Solution 2025 Portfolio | S&P Target Date 2025 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.28%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%	[4],[5]
Class T Shares | ING Index Solution 2030 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2030 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2030.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 77% in equity securities; and 23% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2030, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class T Shares | ING Index Solution 2030 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.47%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.27%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	129
3 Yrs	rr_ExpenseExampleYear03	445
5 Yrs	rr_ExpenseExampleYear05	784
10 Yrs	rr_ExpenseExampleYear10	1,740
Class T Shares | ING Index Solution 2035 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2035 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 85% in equity securities; and 15% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2035, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 15.69% and Worst quarter: 3rd, 2011, (15.01)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class T Shares | ING Index Solution 2035 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.41%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	431
5 Yrs	rr_ExpenseExampleYear05	756
10 Yrs	rr_ExpenseExampleYear10	1,677
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	22.85%
2010	rr_AnnualReturn2010	12.23%
2011	rr_AnnualReturn2011	(3.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.01%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.69%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class T Shares | ING Index Solution 2035 Portfolio | S&P Target Date 2035 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%	[4],[5]
Class T Shares | ING Index Solution 2040 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2040 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 92% in equity securities; and 8% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors,to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class T Shares | ING Index Solution 2040 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.47%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.27%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	129
3 Yrs	rr_ExpenseExampleYear03	445
5 Yrs	rr_ExpenseExampleYear05	784
10 Yrs	rr_ExpenseExampleYear10	1,740
Class T Shares | ING Index Solution 2045 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2045 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2045.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2045, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio’s Class T shares’ performance from year to year, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.65% and Worst quarter: 3rd, 2011, (16.64)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class T Shares | ING Index Solution 2045 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.42%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	433
5 Yrs	rr_ExpenseExampleYear05	760
10 Yrs	rr_ExpenseExampleYear10	1,687
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	25.64%
2010	rr_AnnualReturn2010	13.40%
2011	rr_AnnualReturn2011	(4.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.64%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.61%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Class T Shares | ING Index Solution 2045 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%	[4],[5]
Class T Shares | ING Index Solution 2050 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2050 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2050.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2050 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2050, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Class T Shares | ING Index Solution 2050 Portfolio | Class T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[31],[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31],[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.47%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.27%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	129
3 Yrs	rr_ExpenseExampleYear03	445
5 Yrs	rr_ExpenseExampleYear05	784
10 Yrs	rr_ExpenseExampleYear10	1,740
Class T Shares | ING Index Solution 2055 Portfolio
Risk Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Solution 2055 Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire in 2055.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 95% in equity securities; and 5% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk-bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2055 (“Target Date”).The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2055, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio, even near, at, or after the Target Date. There is no guarantee that the Portfolio will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio’s or an Underlying Fund’s performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns.

Floating Rate Loans The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Index Strategy The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund’s expenses and the timing of purchases and redemptions of the Underlying Fund’s shares. An Underlying Fund’s actual holdings might not match the Index and the Underlying Fund’s effective exposure to index securities at any given time may not equal 100%.

Inflation-Indexed Bonds If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio’s Class T shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio’s Class T shares’ performance for the first full calendar year of operations, and the table compares the Portfolio’s Class T shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is no guarantee of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 8.56% and Worst quarter: 3rd, 2011, (16.59)%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Class T Shares | ING Index Solution 2055 Portfolio | CLass T
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[34]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[34]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[34]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[34]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.39%	[2],[34]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[34],[76]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[34]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	426
5 Yrs	rr_ExpenseExampleYear05	747
10 Yrs	rr_ExpenseExampleYear10	1,656
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(4.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.59%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.59%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2010
Class T Shares | ING Index Solution 2055 Portfolio | S&P Target Date 2045 Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.56%)	[33]
5 Yrs	rr_AverageAnnualReturnYear05		[33]
10 Yrs	rr_AverageAnnualReturnYear10		[33]
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[33],[5]

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.52% and 1.27% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.08)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.
[5]	Reflects index performance since the date closest to the Class' inception for which data is available.
[6]	The adviser is contractually obligated to limit expenses to 1.59% and 1.34% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive a portion of its service fee so that the Portfolio's Total Annual Portfolio Operating Expenses after Waivers and Reimbursements for Class S shares do not exceed 1.31% through May 1, 2013. There is no guarantee that the service fee waiver will continue after May 1, 2013. The service fee waiver will only renew if the distributor elects to renew it. Any fees waived pursuant to the service fee waiver shall not be eligible for recoupment.
[7]	The adviser is contractually obligated to limit expenses to 1.65% and 1.40% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.00)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.
[8]	The adviser is contractually obligated to limit expenses to 1.25% and 1.00% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.
[9]	The adviser is contractually obligated to limit expenses to 1.04% and 0.79% for Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee such that the net management fee will be equal to 0.40% through May 1, 2013. Last, the adviser is contractually obligated to further waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that these management fee waivers will continue after May 1, 2013. These management fee waivers will continue only if the adviser elects to renew them.
[10]	The adviser is contractually obligated to limit expenses to 1.31% and 1.06% of Class ADV and Class S shares, respectively, through May 1, 2013. There is no guarantee this obligation will continue after May 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.004)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.
[11]	The adviser is contractually obligated to limit expenses to 1.15% and 0.90% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[12]	The adviser is contractually obligated to limit expenses to 1.50% and 1.25% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[13]	The adviser is contractually obligated to limit expenses to 1.30% and 1.05% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[14]	The index returns include the reinvestment of dividends and distributions net of witholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[15]	The adviser is contractually obligated to limit expenses to 1.08% and 0.83% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[16]	The adviser is contractually obligated to limit expenses to 1.25% and 1.00% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[17]	The adviser is contractually obligated to limit expenses to 1.25% and 1.00% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Lastly, the adviser is contractually obligated to further waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, these management fee waivers for the Portfolio would be (0.01)%. There is no guarantee that these management fee waivers will continue after May 1, 2013. These management fee waivers will only renew if the adviser elects to renew them.
[18]	The adviser is contractually obligated to limit expenses to 1.48% and 1.23% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[19]	The adviser is contractually obligated to limit expenses to 1.40% and 1.15% of Class ADV and Class S shares, respectively through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[20]	The adviser is contractually obligated to limit expenses to 1.25% and 1.00% for Class ADV and Class S shares, respectively, through May 1, 2013. There is no guarantee this obligation will continue after May 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation are not eligible for recoupment. This obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.
[21]	The Portfolio's expense ratios have been adjusted to reflect current contractual rates.
[22]	Based on the management fee of the Master Fund of 0.56%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
[23]	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity VIP Contrafund Portfolio ("Master Fund").
[24]	Service Class 2 shareholders of the Master Fund, including the Portfolio, pay a shareholder servicing fee of 0.25%.
[25]	The adviser is contractually obligated to limit expenses to 0.55% and 0.30% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Master Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[26]	Based on the management fee of the Master Fund of 0.46%. The adviser does not charge a management fee when the assets of the Portfolio are invested in the Master Fund.
[27]	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity VIP Equity-Income Portfolio ("Master Fund").
[28]	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the Fidelity VIP Mid Cap Portfolio ("Master Fund").
[29]	The adviser is contractually obligated to limit expenses to 0.62% and 0.37% of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[30]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[31]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[32]	The inception date of the S&P Target Date 2045 Index is May 31, 2005.
[33]	The index returns do not reflect deductions for fees, expenses or taxes.
[34]	The expense ratio has been adjusted to reflect current contractual rates.
[35]	The adviser is contractually obligated to limit expenses to 0.96% of Class S shares, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[36]	The adviser is contractually obligated to limit expenses to 1.02% of Class I shares through May 1, 2013: the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.08)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.
[37]	The adviser is contractually obligated to limit expenses to 1.09% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end or the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[38]	The adviser is contractually obligated to limit expenses to 1.15% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.00)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.
[39]	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.
[40]	The adviser is contractually obligated to limit expenses to 0.54% for Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee such that the net management fee will be equal to 0.40% through May 1, 2013. Last, the adviser is contractually obligated to further waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that these management fee waivers will continue after May 1, 2013. These management fee waivers will continue only if the adviser elects to renew them.
[41]	The adviser is contractually obligated to limit expenses to 0.81% of Class I shares through May 1, 2013. There is no guarantee this obligation will continue after May 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.004)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it.
[42]	The adviser is contractually obligated to limit expenses to 0.65% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[43]	The adviser is contractually obligated to limit expenses to 1.00% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[44]	The adviser is contractually obligated to limit expenses to 0.80% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[45]	The adviser is contractually obligated to limit expenses to 0.58% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[46]	The adviser is contractually obligated to limit expenses to 0.71% of Class I shares through May 1, 2013: the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[47]	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[48]	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Lastly, the adviser is contractually obligated to further waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, these management fee waivers for the Portfolio would be (0.01)%. There is no guarantee that these management fee waivers will continue after May 1, 2013. These management fee waivers will only renew if the adviser elects to renew them.
[49]	The adviser is contractually obligated to limit expenses to 0.98% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[50]	The adviser is contractually obligated to limit expenses to 0.90% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[51]	The adviser is contractually obligated to limit expenses to 0.75% for Class I shares through May 1, 2013. There is no guarantee this obligation will continue after May 1, 2013 and this obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. This obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.
[52]	The adviser is contractually obligated to limit expenses to 0.12% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[53]	The adviser is contractually obligated to limit expenses to 1.42% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.08)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it. Lastly, the distributor is obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[54]	(adjusted)
[55]	The adviser is contractually obligated to limit expenses to 1.49% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[56]	The adviser is contractually obligated to limit expenses to 1.55% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.00)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it. Lastly, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[57]	Based on Class I shares' expenses adjusted for contractual differences.
[58]	The adviser is contractually obligated to limit expenses to 1.15% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it. Lastly, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[59]	The adviser is contractually obligated to limit expenses to 1.21% of Class S2 shares through May 1, 2013. There is no guarantee this obligation will continue after May 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fee waivers pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, the management fee waiver for the Portfolio would be (0.004)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The management fee waiver will only renew if the adviser elects to renew it. Lastly, the distributor is contractually obligated to waive 10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[60]	The adviser is contractually obligated to limit expenses to 1.05% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[61]	The adviser is contractually obligated to limit expenses to 1.40% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[62]	The adviser is contractually obligated to limit expenses to 1.20% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[63]	The adviser is contractually obligated to limit expenses to 0.98% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[64]	The adviser is contractually obligated to limit expenses to 1.15% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreements and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[65]	The adviser is contractually obligated to limit expenses to 1.15% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[66]	The adviser is contractually obligated to limit expenses to 1.15% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2013. Also, the adviser is contractually obligated to further waive a portion of the management fee through May 1, 2013. Based upon net assets as of December 31, 2011, these management fee waivers for the Portfolio would be (0.01)%. There is no guarantee that these management fee waivers will continue after May 1, 2013. These management fee waivers will only renew if the adviser elects to renew them. Lastly, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[67]	The adviser is contractually obligated to limit expenses to 1.38% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[68]	The adviser is contractually obligated to limit expenses to 1.30% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[69]	The adviser is contractually obligated to limit expenses to 1.15% of Class S2 shares through May 1, 2013. There is no guarantee that this obligation will continue after May 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation are not eligible for recoupment. This obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[70]	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and the Fidelity VIP Contrafund Portfolio ("Master Fund").
[71]	The adviser is contractually obligated to limit expenses to 0.45% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Master Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will renew only if the distributor elects to renew it.
[72]	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and the Fidelity VIP Equity-Income Portfolio ("Master Fund").
[73]	This table and the Expense Example below reflect the aggregate expenses of both the Portfolio and the Fidelity VIP Mid Cap Portfolio ("Master Fund").
[74]	The adviser is contractually obligated to limit expenses to 0.45% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Master Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[75]	The adviser is contractually obligated to limit expenses to 0.52% of Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[76]	The adviser is contractually obligated to limit expenses to 0.82% of Class T shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.